UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21972

Name of Fund:  BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 10/31/2016

Item 1 – Report to Stockholders

OCTOBER 31, 2016

ANNUAL REPORT

BlackRock Credit Allocation Income Trust (BTZ)

BlackRock Floating Rate Income Trust (BGT)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	ANNUAL REPORT	OCTOBER 31, 2016

The Markets in Review

Dear Shareholder,

Central bank policy decisions have continued to provide support to financial markets, while changing economic outlooks and geopolitical risks have been major drivers of investor sentiment. After ending its near-zero interest rate policy at the end of 2015, the Federal Reserve (the “Fed”) remained in focus as investors considered the anticipated pace of future rate hikes. With the European Central Bank and the Bank of Japan having moved into stimulus mode, the divergence in global monetary policies drove heightened market volatility at the beginning of 2016 and caused the U.S. dollar to strengthen considerably.

Financial markets had a rough start to the year as the strong dollar challenged U.S. companies that generate revenues overseas and pressured emerging market currencies and commodities prices. Low and volatile oil prices and signs of slowing growth in China were also meaningful factors behind the decline in risk assets early in the year. However, as the first quarter wore on, these pressures abated and a more tempered outlook for U.S. rate hikes helped the markets rebound.

Volatility spiked in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. However, risk assets recovered swiftly in July as economic data suggested that the consequences had thus far been contained to the United Kingdom.

In a second episode of surprise vote results, equities fell sharply after the news of Donald Trump’s victory in the U.S. presidential election, but quickly recovered, and the yield curve steepened due to expectations for rising inflation. Broadly, a reflation theme has been building amid signs of rising price pressures, central banks signaling a greater tolerance to let inflation run hotter, and policy emphasis shifting from monetary to fiscal stimulus.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.06%	4.51%
U.S. small cap equities (Russell 2000® Index)	6.13	4.11
International equities (MSCI Europe, Australasia, Far East Index)	(0.16)	(3.23)
Emerging market equities (MSCI Emerging Markets Index)	9.41	9.27
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.31
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	0.46	4.24
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.51	4.37
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.98	4.53
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.59	10.16
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of October 31, 2016	BlackRock Credit Allocation Income Trust

Trust Overview

BlackRock Credit Allocation Income Trust’s (BTZ) (the “Trust”) investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of October 31, 2016 ($12.87)[1]	6.57%
Current Monthly Distribution per Common Share[2]	$0.0705
Current Annualized Distribution per Common Share[2]	$0.8460
Economic Leverage as of October 31, 2016[3]	29%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the 12 months ended October 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BTZ[1,2]	10.43%	9.61%
Lipper Corporate BBB-Rated Debt Funds (Leveraged)[3]	9.82%	7.16%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The Trust’s allocations to high yield bonds and capital securities aided performance, as did its positions in the financials, midstream energy and wireline industries. (Capital securities are dividend-paying securities that combine some features of both corporate bonds and preferred stocks, while generally providing higher yields to compensate for being less senior in the issuer’s capital structure.) The largest detractors from absolute performance included the Trust’s duration positioning and its allocation to the metals and mining industry.

•

The Trust held derivatives in the form of futures, swaps, swaptions and options in order to manage duration and convexity risk. (Duration is a measure of interest rate sensitivity; convexity measures how duration changes as interest rates change.) Derivatives were also used to aid in implementing the Trust’s yield curve positioning. The Trust used credit default swaps, including those linked to broad indices or individual secu-

rities, to manage credit risk. In addition, the Trust employed leverage to enhance yield.

Describe recent portfolio activity.

•

The Trust became increasingly defensive over the year, as the investment adviser looked to focus less on market risk and more on idiosyncratic opportunities and bottom-up security selection. After maintaining an overweight position in financials relative to industrials for several years, the investment adviser reduced the Trust’s weighting in financials. In addition, it significantly decreased exposure to the insurance, financial companies, and banking industries. The investment adviser also lowered the Trust’s overall allocation to industrials, mainly by taking down its allocations to the basic industries, energy, communications, and consumer areas. The Trust increased its weighting in technology, as many large issuers in the sector issued new debt at attractive levels.

Describe portfolio positioning at period end.

•

From a sector perspective, the Trust maintained its exposure to financials, with a preference for U.S. banks and brokers. Although financials lagged the rally in industrials, the investment adviser believed the capital and liquidity of U.S. banks remained strong.

•

The Trust’s largest position was in the cable & satellite sector, where the investment adviser saw strong fundamental trends and compelling valuations. The Trust also held an allocation to pharmaceuticals based on their attractive valuations, rising earnings and improving balance sheets. Additionally, the Trust had a large exposure to the pipeline industry on the belief that companies in this area had adequate cash to support both their balance sheets and credit ratings. However, the investment adviser recognized that industry fundamentals were somewhat challenging, and that pipeline issues remained sensitive volatility in oil prices. The Trust maintained an allocation to high yield bonds at the close of the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	ANNUAL REPORT	OCTOBER 31, 2016

BlackRock Credit Allocation Income Trust

Market Price and Net Asset Value Per Share Summary

	10/31/16	10/31/15	Change	High	Low
Market Price	$12.87	$12.53	2.71%	$13.70	$11.60
Net Asset Value	$14.61	$14.33	1.95%	$14.90	$13.23

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	10/31/16		10/31/15
Corporate Bonds	71%		76%
Preferred Securities	17		19
Asset-Backed Securities	4		4
U.S. Treasury Obligations	6		—
Municipal Bonds	1		1
Foreign Agency Obligations	1		—
Other	—	[1]	—	[2]

[1]	Includes a less than 1% holding in each of the following investment types: Short-Term Securities, U.S. Government Sponsored Agency Securities, Options Purchased, Options Written and Common Stocks.

[2]

Includes a less than 1% holding in each of the following investment types: Foreign Agency Obligations, Options Purchased, Options Written, U.S. Government Sponsored Agency Securities and Short-Term Securities.

Credit Quality Allocation[3,4]	10/31/16	10/31/15
AAA/Aaa[5]	7%	1%
AA/Aa	3	2
A	17	19
BBB/Baa	47	48
BB/Ba	16	18
B	8	9
CCC/Caa	1	1
N/R	1	2

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities, Options Purchased and Options Written.

[5]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

ANNUAL REPORT	OCTOBER 31, 2016	5

Trust Summary as of October 31, 2016	BlackRock Floating Rate Income Trust

Trust Overview

BlackRock Floating Rate Income Trust’s (BGT) (the “Trust”) primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital. The Trust seeks to achieve its investment objectives by investing primarily, under normal conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Trust Information

Symbol on NYSE	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of October 31, 2016 ($13.58)[1]	5.15%
Current Monthly Distribution per Common Share[2]	$0.0583
Current Annualized Distribution per Common Share[2]	$0.6996
Economic Leverage as of October 31, 2016[3]	30%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the 12 months ended October 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BGT[1,2]	12.25%	7.27%
Lipper Loan Participation Funds[3]	15.20%	8.16%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

Over the 12-month period, the broad floating rate bank loan market (i.e., bank loans) provided a positive return, but gains were well below other credit markets, namely the high yield area. The Trust’s general outlook on bank loans and credit markets improved as volatility subsided and performance turned positive on an absolute basis. However, the Trust’s exposure to integrated energy companies within the broader energy sector detracted from performance, despite gains more broadly across commodity-related sectors over the period. Small positions in convertible securities also negatively affected results.

•

The Trust’s exposure to loans in the technology, health care, and consumer services sectors contributed positively to performance. Performance for high yield bonds was positive and ahead of that for loans during the period, and the Trust’s tactical allocation to this asset class contributed to results.

Describe recent portfolio activity.

•

Throughout the 12-month period, the Trust maintained its focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. The Trust continued to concentrate its investments in strong companies with stable cash flows and high quality collateral, with the ability to meet interest obligations and ultimately return principal. From a sector perspective, the Trust added to names in the technology and health care sectors, while trimming exposure to pharmaceuticals and lodging. The Trust selectively added to its high yield bond position.

Describe portfolio positioning at period end.

•

At period end, the Trust held 92% of its total portfolio in bank loans, with the remainder primarily in corporate bonds and CLOs. The Trust continued to favor loans rated B where the investment adviser is comfortable with credit quality, in view of the incremental income they offered versus BB loans. Additionally, the Trust held a modest position in BB-rated loans, while maintaining minimal exposure to loans rated CCC and below, especially avoiding the riskier segments among lower-rated loans within sectors such as energy, metals & mining, and media. Top issuer positions included Level 3 Financing, Inc. (Wirelines), Altice US Financing I Corp./Numericable Group SA (Cable & Satellite), and First Data Corp. (Technology). The strategy maintained a modest stake in more conservative high yield bonds.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	ANNUAL REPORT	OCTOBER 31, 2016

BlackRock Floating Rate Income Trust

Market Price and Net Asset Value Per Share Summary

	10/31/16	10/31/15	Change	High	Low
Market Price	$13.58	$12.77	6.34%	$13.82	$11.52
Net Asset Value	$14.41	$14.18	1.62%	$14.41	$13.43

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	10/31/16	10/31/15
Floating Rate Loan Interests	92%	93%
Corporate Bonds	4	3
Asset-Backed Securities	2	4
Short-Term Securities	2	—	[1]
Other[2]	—	—

[1]	Includes a less than 1% holding in Short-Term Securities.

[2]

Includes a less than 1% holding in each of the following investment types: Non-Agency Mortgage — Backed Securities, Other Interests, Investment Companies, Warrants, Common Stocks and Options Purchased.

Credit Quality Allocation[3,4]	10/31/16		10/31/15
A	—	[5]	1%
BBB/Baa	8%		8
BB/Ba	43		45
B	41		39
CCC/Caa	3		3
N/R	5		4

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities and Options Purchased.

[5]	Represents less than 1% of total investments.

ANNUAL REPORT	OCTOBER 31, 2016	7

Trust Summary as of October 31, 2016	BlackRock Multi-Sector Income Trust

Trust Overview

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Trust Information
Symbol on NYSE	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of October 31, 2016 ($16.76)[1]	8.36%
Current Monthly Distribution per Common Share[2]	$0.1167
Current Annualized Distribution per Common Share[2]	$1.4004
Economic Leverage as of October 31, 2016[3]	37%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

Performance and Portfolio Management Commentary

Returns for the 12 months ended October 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BIT[1,2]	13.56%	10.51%
Lipper General Bond Funds[3]	13.49%	8.59%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The Trust’s positions in high yield corporate bonds, mortgage-backed securities (“MBS”), asset-backed securities (“ABS”) and investment grade bonds were the most significant contributors to performance. The Trust’s stance with respect to duration (sensitivity to interest rate movements) and yield curve positioning also added to returns.

•	The Trust’s allocations in foreign commercial mortgage-backed securities (“CMBS”) and senior loans detracted from performance.

Describe recent portfolio activity.

•

During the period, the Trust’s spread duration (sensitivity to credit spreads) was increased as its spread sector exposure was rotated away from MBS, capital securities and ABS, and toward investment grade credit. These changes were made as divergent central bank monetary policies, improving oil prices and investors’ desire for yield created a strong technical backdrop that supported credit-based assets. In addition, the Trust’s allocation in longer-dated credit was increased in anticipation of demand from foreign investors shifting toward the back end of the credit curve as a result of the higher cost of hedging U.S. dollar exposure. Additionally, the Trust’s high yield allocation was tilted toward U.S. issuers due to concerns regarding the potential negative consequences of the U.K.’s planned exit from the European Union. The Trust’s duration was increased in the expectation of continued low interest rates over the near term, based on tepid U.S. economic data and dovish rhetoric from the Fed. Additionally, the Trust’s allocation to floating rate securities was reduced.

Describe portfolio positioning at period end.

•

The Trust maintained a diversified exposure to non-government spread sectors, including non-agency MBS, high yield corporates, capital securities, ABS, collateralized loan obligations, CMBS and senior loans. The Trust also held marginal exposure to government-related sectors such as supranationals (multinational foreign government obligations) and foreign agencies.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	ANNUAL REPORT	OCTOBER 31, 2016

BlackRock Multi-Sector Income Trust

Market Price and Net Asset Value Per Share Summary

	10/31/16	10/31/15	Change	High	Low
Market Price	$16.76	$16.31	2.76%	$17.43	$14.70
Net Asset Value	$18.91	$18.91	0.00%	$19.05	$17.16

Market Price and Net Asset Value History Since Inception

[1]	Commencement of operations.

Overview of the Trust’s Total Investments

Portfolio Composition	10/31/16		10/31/15
Corporate Bonds	41%		33%
Asset-Backed Securities	19		21
Non-Agency Mortgage-Backed Securities	18		25
Preferred Securities	12		13
Floating Rate Loan Interests	5		5
Foreign Agency Obligations	4		2
Short-Term Securities	1		1
Other	—	[1]	—	[2]

[1]	Includes a less than 1% holding in each of the following investment types: Common Stocks, U.S. Treasury Obligations, Options Purchased and Options Written.

[2]	Includes a less than 1% holding in each of the following investment types: Options Purchased and Options Written.

Credit Quality Allocation[3,4]	10/31/16		10/31/15
AAA/Aaa[5]	—	[6]	—
AA/Aa	2%		—
A	8		3%
BBB/Baa	18		17
BB/Ba	22		28
B	20		12
CCC/Caa	16		19
CC/Ca	5		5
C	1		—
N/R	8		16

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities, Options Purchased and Options Written.

[5]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment adviser has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

[6]	Represents less than 1% of total investments.

ANNUAL REPORT	OCTOBER 31, 2016	9

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trusts’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust’ investment adviser will be higher than if the Trusts did not use leverage.

Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trusts are permitted to issue debt up to 33 1/3% of their total managed assets. BIT is permitted to use economic leverage (which includes leverage attributable to reverse repurchase agreements) of up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of a Trust’s obligations under the reverse repurchase agreement (including accrued interest) then such transaction is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

10	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments October 31, 2016	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc.		12,160	$29,014
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $45,445) (a)		2,951	2,951
Total Common Stocks — 0.0%			31,965

Asset-Backed Securities (b)	Par (000)
Asset-Backed Securities — 5.6%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.78%, 7/18/26 (c)	USD	750	747,982
ALM Loan Funding (c):
Series 2012-5A, Class BR, 3.88%, 10/18/27		1,000	1,005,989
Series 2013-7R2A, Class B, 3.48%, 4/24/24		3,000	2,980,073
ALM XII Ltd., Series 2015-12A, Class B, 4.13%, 4/16/27 (c)		1,000	1,005,665
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26 (c)		4,500	4,390,475
ALM XVII Ltd., Series 2015-17A, Class B1, 4.28%, 1/15/28 (c)		1,400	1,437,172
AMMC CLO Ltd., Series 2015-17A, Class C, 4.07%, 11/15/27 (c)		1,000	993,918
Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class C, 4.39%, 4/28/26 (c)		1,000	1,000,008
Apidos CDO, Series 2012-9AR, Class CR, 3.78%, 7/15/23 (c)		1,000	1,000,077
Apidos CLO XVIII, Series 2014-18A, Class C, 4.53%, 7/22/26 (c)		1,300	1,282,128
Ares CLO Ltd., Series 2012-2A, Class CR, 3.57%, 10/12/23 (c)		1,000	997,810
Atlas Senior Loan Fund II, Ltd., Series 2012-2A, Class DR, 4.73%, 1/30/24 (c)		750	746,869
Atlas Senior Loan Fund Ltd. (c):
Series 2012-1A, Class B1LR, 4.66%, 8/15/24		2,000	2,000,089
Series 2014-6A, Class D, 4.58%, 10/15/26		3,000	2,900,705
Atrium CDO Corp. (c):
Series 5A, Class A4, 1.20%, 7/20/20		9,000	8,960,273
Series 9A, Class D, 4.33%, 2/28/24		1,000	982,552
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.68%, 7/20/26 (c)		1,250	1,250,000
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class B, 3.93%, 4/18/27 (c)		1,000	1,002,500
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.77%, 11/23/25 (c)		1,000	960,909

Asset-Backed Securities (b)	Par (000)		Value
Asset-Backed Securities (continued)
Carlyle Global Market Strategies CLO Ltd. (c):
Series 2012-2A, Class C1R, 3.78%, 7/20/23	USD	1,000	$1,003,167
Series 2013-3A, Class C, 4.28%, 7/15/25		1,000	970,438
Series 2014-5A, Class C, 5.03%, 10/16/25		1,000	1,000,273
Series 2015-1A, Class C, 4.03%, 4/20/27		500	504,273
Series 2016-1A, Class C, 5.78%, 4/20/27		1,000	1,006,500
Series 2016-3A, Class C, 4.79%, 10/20/29		1,000	999,940
CIFC Funding Ltd., Series 2014-3A (c):
Class C1, 3.68%, 7/22/26		1,500	1,498,818
Class D, 4.28%, 7/22/26		1,071	1,015,494
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.68%, 10/15/26 (c)		250	249,994
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.25%, 10/29/26		1,000	977,471
Highbridge Loan Management Ltd. (c):
Series 4A-2014, Class B, 3.89%, 7/28/25		750	750,185
Series 6A-2015, Class C, 3.85%, 5/05/27		1,500	1,497,199
Series 8A-2016, Class D, 5.73%, 4/20/27		500	481,975
ING IM CLO Ltd., Series 2013-2A, Class C, 4.38%, 4/25/25 (c)		1,000	975,745
LCM XVIII LP, Series 18A, Class C1, 4.03%, 4/20/27 (c)		1,000	1,000,207
Limerock CLO III LLC, Series 2014-3A, Class C, 4.48%, 10/20/26 (c)		1,000	946,268
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.67%, 8/15/22 (c)		2,000	2,000,793
Madison Park Funding Ltd. (c):
Series 2012-8AR, Class CR, 3.68%, 4/22/22		1,350	1,350,881
Series 2012-8AR, Class DR, 4.73%, 4/22/22		1,500	1,499,230
Series 2014-14A, Class D, 4.48%, 7/20/26		2,000	1,964,752
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.63%, 1/19/25 (c)		1,000	1,002,460
Madison Park Funding XIV, Ltd., Series 2014-14A, Class C1, 3.98%, 7/20/26 (c)		1,250	1,250,250
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.14%, 1/27/26 (c)		2,400	2,401,947
Madison Park Funding XVI Ltd., Series 2015-16A, Class B, 3.88%, 4/20/26 (c)		1,000	1,002,800
Mill Creek II CLO, Ltd., Series 2016-1A, Class D, 5.73%, 4/20/28 (c)		1,000	1,007,600
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 4.13%, 1/23/27 (c)		1,600	1,602,400
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, 5.83%, 4/15/27 (c)		500	500,677
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.62%, 8/12/26 (c)		750	748,350
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 4.45%, 11/18/26 (c)		1,500	1,444,507

Portfolio Abbreviations

ABS	Asset-Backed Security	COP	Certificates of Participation	NOK	Norwegian Krone
ADS	American Depositary Shares	EUR	Euro	NZD	New Zealand Dollar
ARB	Airport Revenue Bonds	FKA	Formerly Known As	OTC	Over-the-Counter
ARS	Argentine Peso	GBP	British Pound	PIK	Payment-In-Kind
AUD	Australian Dollar	INR	Indian Rupee	RB	Revenue Bonds
BRL	Brazilian Real	JPY	Japanese Yen	REMIC	Real Estate Mortgage Investment Conduit
BZDIOVER	1-Day Brazil Interbank Deposit	KRW	South Korean Won	RUB	Russian Ruble
CAD	Canadian Dollar	KRWCD	3-Month Certificate of Deposit Rate	SEK	Swedish Krona
CHF	Swiss Franc	LOC	Letter of Credit	TRY	Turkish Lira
CLO	Collateralized Loan Obligation	MXIBTIIE	Mexico Interbank TIIE 28 Day	TWD	Taiwan Dollar
CLP	Chilean Peso	MXN	Mexican Peso	USD	U.S. Dollar
CNH	Yuan Renminbi Offshore	MYR	Malaysian Ringgit	ZAR	South African Rand
CNY	Chinese Renminbi

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Asset-Backed Securities (b)	Par (000)		Value
Asset-Backed Securities (continued)
OZLM VI Ltd., Series 2014-6A, Class B, 3.78%, 4/17/26 (c)	USD	1,100	$1,105,806
OZLM VII Ltd., Series 2014-7A, Class C, 4.48%, 7/17/26 (c)		1,500	1,440,821
OZLM XI Ltd., Series 2015-11A, Class B, 3.76%, 1/30/27 (c)		2,750	2,750,031
Regatta IV Funding Ltd., Series 2014-1A, Class C, 3.83%, 7/25/26 (c)		1,500	1,500,095
Regatta V Funding Ltd., Series 2014-1A (c):
Class B, 3.88%, 10/25/26		1,000	1,000,096
Class C, 4.33%, 10/25/26		1,000	919,963
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 1.05%, 6/15/21		522	521,154
Symphony CLO Ltd., Series 2016-17A, Class D, 5.76%, 4/15/28 (c)		1,000	1,012,000
Symphony CLO XV Ltd., Series 2014-15A (c):
Class C, 4.08%, 10/17/26		2,500	2,499,978
Class D, 4.63%, 10/17/26		1,000	991,460
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.40%, 6/10/25 (c)		800	785,015
Vibrant CLO II, Ltd., Series 2013-2A, Class C, 4.48%, 7/24/24 (c)		1,000	979,017
Voya CLO Ltd., Series 2014-4A, Class C, 4.88%, 10/14/26 (c)		1,000	983,373
Webster Park CLO Ltd., Series 2015-1A, Class B1, 3.98%, 1/20/27 (c)		4,000	4,055,152
Total Asset-Backed Securities — 5.6%			88,843,749

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (c)		536	561,460
KLX, Inc., 5.88%, 12/01/22 (c)		725	737,832
Mexico City Airport Trust, 4.25%, 10/31/26 (c)		1,350	1,375,650
TransDigm, Inc.:
6.00%, 7/15/22		4,360	4,545,300
6.50%, 7/15/24		1,560	1,641,900

			8,862,142
Air Freight & Logistics — 0.1%
XPO Logistics, Inc. (c):
6.50%, 6/15/22		1,421	1,477,840
6.13%, 9/01/23		496	510,260

			1,988,100
Airlines — 1.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (c)		692	696,325
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		1,574	1,603,752
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,142,000
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		3,042	3,498,774
Turkish Airlines Pass Through Trust, Series 2015-1 Class A, 4.20%, 9/15/28 (c)		2,807	2,687,573
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		3,616	3,705,993
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (c)		1,001	1,015,907

			15,350,324
Auto Components — 0.5%
Allison Transmission, Inc., 5.00%, 10/01/24 (c)		734	748,680
Goodyear Tire & Rubber Co., 5.00%, 5/31/26		535	539,681

Corporate Bonds	Par (000)		Value
Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	3,950	$3,932,225
6.00%, 8/01/20		3,108	3,053,610

			8,274,196
Automobiles — 0.5%
Ford Motor Co., 7.45%, 7/16/31		3,660	4,809,006
General Motors Co.:
4.88%, 10/02/23		1,875	2,018,878
6.25%, 10/02/43		940	1,076,296

			7,904,180
Banks — 4.3%
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,658,880
5.25%, 3/15/18		4,030	4,173,710
5.50%, 2/15/19 (c)		3,967	4,175,267
5.00%, 8/01/23		660	702,966
City National Corp., 5.25%, 9/15/20 (d)		2,900	3,243,789
Cooperatieve Rabobank UA, 3.95%, 11/09/22 (d)		3,775	3,957,374
Credit Suisse Group AG, 6.50%, 8/08/23 (c)		6,000	6,532,500
Discover Bank/Greenwood, 8.70%, 11/18/19		748	867,530
Fifth Third Bancorp, 5.10% (b)(e)		5,000	4,826,000
HSBC Finance Corp., 6.68%, 1/15/21 (d)		5,150	5,877,958
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (c)		3,840	3,656,817
Lloyds Banking Group PLC, 4.65%, 3/24/26		3,015	3,103,267
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	10,404,929
Wells Fargo & Co.:
3.45%, 2/13/23		2,325	2,386,482
4.13%, 8/15/23 (d)		4,000	4,266,620
5.61%, 1/15/44 (d)		4,119	4,829,956

			67,664,045
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (d)		6,170	7,055,623
Molson Coors Brewing Co., 4.20%, 7/15/46		1,665	1,664,556

			8,720,179
Biotechnology — 0.4%
Amgen, Inc., 4.66%, 6/15/51 (c)(d)		6,709	6,861,207
Building Products — 0.3%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)		424	442,020
Builders FirstSource, Inc., 5.63%, 9/01/24 (c)		586	591,860
Building Materials Corp. of America, 6.00%, 10/15/25 (c)		2,038	2,175,463
Masonite International Corp., 5.63%, 3/15/23 (c)		610	631,350
Standard Industries, Inc., 5.13%, 2/15/21 (c)		420	441,000

			4,281,693
Capital Markets — 2.9%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,440,817
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		625	649,755
7.50%, 2/15/19 (d)		5,165	5,806,927
5.25%, 7/27/21		1,175	1,320,628
5.75%, 1/24/22		5,500	6,358,918
6.25%, 2/01/41 (d)		15,000	19,211,985
Morgan Stanley (d):
5.63%, 9/23/19		6,770	7,453,675
5.50%, 7/28/21		2,695	3,059,138

			45,301,843

See Notes to Financial Statements.

12	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Chemicals — 1.2%
Axalta Coating Systems LLC, 4.88%, 8/15/24 (c)	USD	715	$725,725
Basell Finance Co. BV, 8.10%, 3/15/27 (c)(d)		6,000	8,001,210
CF Industries, Inc., 5.38%, 3/15/44		3,625	3,100,633
Chemours Co.:
6.63%, 5/15/23		220	213,400
7.00%, 5/15/25		869	845,103
Huntsman International LLC:
4.88%, 11/15/20		72	74,714
5.13%, 11/15/22		2,495	2,582,325
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)		772	786,475
Platform Specialty Products Corp. (c):
10.38%, 5/01/21		165	178,200
6.50%, 2/01/22		1,372	1,330,840
PQ Corp., 6.75%, 11/15/22 (c)		935	1,008,631

			18,847,256
Commercial Services & Supplies — 3.2%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,048,135
Aviation Capital Group Corp. (c):
7.13%, 10/15/20		31,000	36,647,270
6.75%, 4/06/21		7,850	9,314,261
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		808	651,450
United Rentals North America, Inc.:
7.63%, 4/15/22		1,853	1,970,443
5.50%, 5/15/27 (f)		790	786,050

			50,417,609
Communications Equipment — 0.3%
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)		2,242	2,354,100
CommScope, Inc., 5.50%, 6/15/24 (c)		254	266,065
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25		2,126	2,238,295

			4,858,460
Construction & Engineering — 0.2%
AECOM Co.:
5.75%, 10/15/22		333	349,510
5.88%, 10/15/24		2,311	2,440,994
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		413	360,342
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	750,750

			3,901,596
Construction Materials — 0.5%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	1,985,664
HD Supply, Inc. (c):
5.25%, 12/15/21		3,278	3,482,875
5.75%, 4/15/24		1,701	1,786,050
PulteGroup, Inc., 5.50%, 3/01/26		926	963,040

			8,217,629
Consumer Finance — 1.5%
Ally Financial, Inc.:
5.13%, 9/30/24		590	622,450
4.63%, 3/30/25		136	138,380
8.00%, 11/01/31		5,795	6,925,025
Capital One Bank USA NA, 3.38%, 2/15/23 (d)		6,610	6,751,745
Discover Financial Services, 3.85%, 11/21/22		3,252	3,355,875
Experian Finance PLC, 2.38%, 6/15/17 (c)(d)		2,550	2,563,979
Navient Corp.:
6.63%, 7/26/21		461	464,457
7.25%, 9/25/23		996	992,265
Total System Services, Inc., 3.80%, 4/01/21		1,630	1,719,450

			23,533,626

Corporate Bonds	Par (000)		Value
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19 (c)	USD	400	$407,500
Ball Corp., 4.38%, 12/15/20		681	725,265
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20		2,866	2,941,319
6.88%, 2/15/21		105	108,675
7.00%, 7/15/24 (c)		1,247	1,332,731
Sealed Air Corp., 6.88%, 7/15/33 (c)		182	195,650

			5,711,140
Diversified Consumer Services — 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)		1,295	1,375,937
Service Corp. International, 4.50%, 11/15/20		4,382	4,458,685

			5,834,622
Diversified Financial Services — 8.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		961	1,011,452
4.63%, 7/01/22		518	540,663
Air Lease Corp., 3.75%, 2/01/22		5,000	5,261,460
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,286,409
Bank of America Corp.:
5.00%, 5/13/21 (d)		17,100	18,957,812
5.70%, 1/24/22		2,590	2,991,875
4.45%, 3/03/26		1,765	1,884,079
Bank of America NA, 5.30%, 3/15/17 (d)		13,440	13,634,746
Barclays PLC, 4.38%, 9/11/24		2,100	2,108,446
Citigroup, Inc. (d):
4.45%, 1/10/17		4,800	4,830,096
6.68%, 9/13/43		4,125	5,308,376
Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/26 (c)(d)		5,000	5,244,090
Double Eagle Acquisition, Inc., 7.50%, 10/01/24 (c)		739	761,170
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,031,000
5.88%, 8/02/21		9,420	10,696,674
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,824,085
4.38%, 9/25/21		2,260	2,399,752
4.25%, 5/15/23		1,681	1,744,601
ING Bank NV, 5.00%, 6/09/21 (c)(d)		8,000	8,979,392
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		1,705	1,692,212
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,200,128
Lloyds Banking Group PLC (c):
4.58%, 12/10/25		1,985	2,017,084
5.30%, 12/01/45		1,120	1,181,986
Moody’s Corp., 6.06%, 9/07/17		20,000	20,422,140
Resparcs Funding LP I, 8.00% (e)(g)		4,000	703,168
Royal Bank of Scotland Group PLC:
6.10%, 6/10/23		2,500	2,591,312
5.13%, 5/28/24		5,250	5,197,762

			134,501,970
Diversified Telecommunication Services — 6.1%
AT&T, Inc.:
5.00%, 3/01/21 (d)		8,575	9,426,154
6.30%, 1/15/38 (d)		12,000	13,921,668
4.30%, 12/15/42		265	243,993
4.35%, 6/15/45		367	336,674
CenturyLink, Inc.:
6.45%, 6/15/21		1,660	1,772,050
Series Y, 7.50%, 4/01/24		150	156,188

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp.:
6.25%, 9/15/21	USD	980	$931,000
7.13%, 1/15/23		55	49,466
7.63%, 4/15/24		1,309	1,165,010
6.88%, 1/15/25		3,964	3,319,850
Level 3 Financing, Inc.:
5.38%, 8/15/22		2,095	2,152,613
5.13%, 5/01/23		1,183	1,194,830
5.38%, 1/15/24		754	769,080
5.38%, 5/01/25		2,003	2,033,045
SBA Communications Corp., 4.88%, 9/01/24 (c)		1,658	1,658,000
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,690,059
Verizon Communications, Inc.:
5.15%, 9/15/23 (d)		8,775	10,037,371
6.40%, 9/15/33		9,475	11,818,954
7.35%, 4/01/39 (d)		7,825	10,693,496
6.55%, 9/15/43 (d)		13,225	17,328,651

			95,698,152
Electric Utilities — 4.8%
CMS Energy Corp., 5.05%, 3/15/22		9,900	11,196,969
Duke Energy Corp., 3.55%, 9/15/21 (d)		3,650	3,897,353
Emera, Inc., Series 16-A, 6.75%, 6/15/76 (b)		7,500	8,287,500
Great Plains Energy, Inc., 5.29%, 6/15/22 (h)		5,550	6,151,304
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (c)		4,102	4,131,531
NiSource Finance Corp., 6.80%, 1/15/19 (d)		3,075	3,406,783
Oncor Electric Delivery Co. LLC (d):
4.10%, 6/01/22		4,150	4,547,445
5.30%, 6/01/42		2,750	3,420,002
Progress Energy, Inc., 7.00%, 10/30/31 (d)		12,000	15,974,064
Puget Energy, Inc.:
6.00%, 9/01/21		275	316,885
5.63%, 7/15/22		5,550	6,329,603
Southern Co., 4.40%, 7/01/46		7,500	7,920,915

			75,580,354
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,050	1,113,000
5.00%, 9/01/23		306	314,231
5.50%, 12/01/24		2,458	2,581,662
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	2,808,000
Sanmina Corp., 4.38%, 6/01/19 (c)		1,415	1,475,138

			8,292,031
Energy Equipment & Services — 0.7%
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		473	471,818
6.75%, 8/01/22		1,175	1,207,312
GrafTech International Ltd., 6.38%, 11/15/20		890	676,400
Halliburton Co., 5.00%, 11/15/45		6,615	7,227,205
Noble Holding International Ltd.:
4.63%, 3/01/21		85	71,780
7.20%, 4/01/25		180	146,700
Transocean, Inc., 6.00%, 3/15/18 (d)		880	882,640

			10,683,855
Food & Staples Retailing — 1.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (c):
6.63%, 6/15/24		775	804,062
5.75%, 3/15/25		1,120	1,105,653
CVS Health Corp.:
4.75%, 12/01/22		289	324,002
5.00%, 12/01/24		183	208,800
5.13%, 7/20/45 (d)		3,879	4,525,206

Corporate Bonds	Par (000)		Value
Food & Staples Retailing (continued)
Dollar Tree, Inc.:
5.25%, 3/01/20	USD	105	$108,938
5.75%, 3/01/23		4,723	5,029,995
H.J. Heinz Finance Co., 7.13%, 8/01/39 (c)		4,415	6,034,528
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		191	204,848
Rite Aid Corp.:
6.75%, 6/15/21		541	568,050
6.13%, 4/01/23 (c)		2,974	3,137,570
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (d)		5,150	6,579,424

			28,631,076
Food Products — 1.2%
Aramark Services, Inc., 5.13%, 1/15/24 (c)		815	853,713
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (c)		830	856,975
Kraft Foods, Inc.:
6.50%, 8/11/17 (d)		4,450	4,626,127
6.13%, 8/23/18		4,840	5,271,539
Kraft Heinz Foods Co., 4.38%, 6/01/46		2,475	2,510,105
Post Holdings, Inc. (c):
7.75%, 3/15/24		1,502	1,660,010
8.00%, 7/15/25		743	847,020
5.00%, 8/15/26		1,349	1,308,530
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)		715	745,388
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		431	462,894

			19,142,301
Health Care Equipment & Supplies — 0.6%
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		2,065	1,894,637
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c):
4.88%, 4/15/20		517	518,939
5.75%, 8/01/22		1,370	1,298,075
5.63%, 10/15/23		506	475,640
Medtronic, Inc., 4.63%, 3/15/45 (d)		4,565	5,164,672

			9,351,963
Health Care Providers & Services — 3.6%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		191	187,180
Amsurg Corp., 5.63%, 7/15/22		1,466	1,495,320
Centene Corp.:
5.63%, 2/15/21		875	917,884
6.13%, 2/15/24		645	686,925
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,605,825
6.88%, 2/01/22		1,111	847,138
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		1,990	1,946,469
5.00%, 5/01/25		335	323,275
HCA, Inc.:
3.75%, 3/15/19		4,364	4,462,190
6.50%, 2/15/20		10,421	11,541,257
7.50%, 2/15/22		2,214	2,519,532
5.88%, 3/15/22		340	374,000
4.75%, 5/01/23		236	245,735
5.38%, 2/01/25		440	449,108
5.88%, 2/15/26		1,297	1,361,850
HealthSouth Corp.:
5.13%, 3/15/23		512	517,120
5.75%, 11/01/24		637	656,906
Hologic, Inc., 5.25%, 7/15/22 (c)		742	784,739
MEDNAX, Inc., 5.25%, 12/01/23 (c)		587	613,415
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		829	886,947

See Notes to Financial Statements.

14	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (continued)
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)	USD	1,109	$1,124,249
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	778,320
4.75%, 6/01/20		1,450	1,482,625
6.00%, 10/01/20		3,645	3,839,570
4.50%, 4/01/21		73	73,000
8.13%, 4/01/22		1,907	1,864,092
6.75%, 6/15/23		1,758	1,615,163
UnitedHealth Group, Inc., 6.88%, 2/15/38 (d)		10,000	13,988,470

			57,188,304
Hotels, Restaurants & Leisure — 0.6%
Boyd Gaming Corp., 6.38%, 4/01/26 (c)		71	75,970
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		1,970	1,950,300
GLP Capital LP / GLP Financing II, Inc., 4.38%, 4/15/21		143	150,508
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (c):
5.00%, 6/01/24		600	624,000
5.25%, 6/01/26		650	677,625
MGM Resorts International, 6.75%, 10/01/20		214	237,540
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (c)		627	667,379
New Red Finance, Inc., 6.00%, 4/01/22 (c)		2,215	2,314,675
Sabre GLBL, Inc. (c):
5.38%, 4/15/23		594	609,592
5.25%, 11/15/23		294	301,717
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		1,718	1,769,540

			9,378,846
Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)		1,647	1,671,705
CalAtlantic Group, Inc., 8.38%, 1/15/21		3,015	3,580,313
Lennar Corp.:
4.75%, 11/15/22		1,805	1,877,200
4.88%, 12/15/23		466	475,320
Newell Brands, Inc.:
3.85%, 4/01/23		2,585	2,743,228
4.20%, 4/01/26		955	1,031,890
TRI Pointe Group, Inc.:
4.38%, 6/15/19		920	940,700
5.88%, 6/15/24		625	647,656

			12,968,012
Household Products — 0.2%
Spectrum Brands, Inc.:
6.63%, 11/15/22		1,110	1,189,787
6.13%, 12/15/24		231	252,945
5.75%, 7/15/25		1,002	1,084,665

			2,527,397
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.:
6.00%, 1/15/22 (c)		1,548	1,618,140
5.88%, 1/15/24 (c)		823	868,265
5.75%, 1/15/25		1,064	1,034,740
Dynegy, Inc., 6.75%, 11/01/19		1,945	1,968,515
NRG Energy, Inc.:
6.25%, 5/01/24		135	130,950
7.25%, 5/15/26 (c)		1,581	1,555,561
6.63%, 1/15/27 (c)		2,521	2,361,068
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,907,730

			11,444,969

Corporate Bonds	Par (000)		Value
Industrial Conglomerates — 0.0%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (c)	USD	623	$650,646
Insurance — 3.0%
American International Group, Inc., 6.40%, 12/15/20 (d)		8,710	10,141,375
Aon Corp., 5.00%, 9/30/20 (d)		7,700	8,480,187
Aon PLC, 4.25%, 12/12/42 (d)		6,500	6,262,178
Forethought Financial Group, Inc., 8.63%, 4/15/21 (c)		3,400	3,877,340
Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (c)(d)		12,000	15,439,404
Principal Financial Group, Inc., 8.88%, 5/15/19		2,825	3,318,270

			47,518,754
Internet Software & Services — 0.1%
Equinix, Inc., 5.88%, 1/15/26		1,061	1,134,124
Netflix, Inc., 5.50%, 2/15/22		563	609,448

			1,743,572
IT Services — 0.8%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		1,755	1,847,138
Fidelity National Information Services, Inc., 5.00%, 10/15/25		1,935	2,177,719
First Data Corp. (c):
6.75%, 11/01/20		1,768	1,829,880
5.38%, 8/15/23		764	790,740
7.00%, 12/01/23		5,545	5,808,387
5.75%, 1/15/24		410	416,150

			12,870,014
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (d)		12,000	13,369,836
Media — 7.2%
21st Century Fox America, Inc., 6.15%, 3/01/37 (d)		9,575	11,662,120
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,113,500
Altice Financing SA, 7.50%, 5/15/26 (c)		2,172	2,237,160
Altice Luxembourg SA (c):
7.75%, 5/15/22		2,362	2,466,814
7.63%, 2/15/25		1,752	1,822,080
Altice US Finance I Corp. (c):
5.38%, 7/15/23		2,919	2,986,283
5.50%, 5/15/26		1,211	1,235,220
AMC Networks, Inc.:
4.75%, 12/15/22		685	698,700
5.00%, 4/01/24		432	437,400
CCO Holdings LLC/CCO Holdings Capital Corp. (c):
5.88%, 4/01/24		1,759	1,860,142
5.75%, 2/15/26		499	519,896
5.50%, 5/01/26		1,219	1,248,719
Charter Communications Operating LLC/Charter Communications Operating Capital (c):
4.91%, 7/23/25		5,000	5,392,755
6.38%, 10/23/35		479	552,159
6.48%, 10/23/45		4,584	5,371,760
6.83%, 10/23/55		3,540	4,220,947
Cinemark USA, Inc., 5.13%, 12/15/22		349	358,598
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		11,711	11,890,420
Cox Communications, Inc., 8.38%, 3/01/39 (c)(d)		5,000	6,481,580
CSC Holdings LLC:
8.63%, 2/15/19		4,005	4,445,550
6.63%, 10/15/25 (c)		832	901,680
DISH DBS Corp., 7.75%, 7/01/26		1,901	2,087,545
Grupo Televisa SAB, 5.00%, 5/13/45 (d)		3,345	3,165,718

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Media (continued)
Hughes Satellite Systems Corp. (c):
5.25%, 8/01/26	USD	1,017	$1,001,745
6.63%, 8/01/26		685	678,150
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		380	288,088
5.50%, 8/01/23 (d)		1,127	746,638
Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	6,269,591
MDC Partners, Inc., 6.50%, 5/01/24 (c)		1,246	1,062,215
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		1,471	1,485,710
Nexstar Escrow Corp., 5.63%, 8/01/24 (c)		495	491,288
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		475	484,500
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		249	257,715
5.63%, 2/15/24		122	126,880
SFR Group SA (c):
6.00%, 5/15/22		4,544	4,659,054
7.38%, 5/01/26		5,843	5,901,430
Time Warner Cable, Inc., 6.55%, 5/01/37		3,519	4,129,543
Time Warner, Inc.:
4.65%, 6/01/44		28	28,985
4.85%, 7/15/45		40	42,481
Tribune Media Co., 5.88%, 7/15/22		1,308	1,308,000
Univision Communications, Inc. (c):
5.13%, 5/15/23		5,293	5,372,395
5.13%, 2/15/25		999	1,001,497
Virgin Media Secured Finance PLC (c):
5.38%, 4/15/21		1,255	1,295,374
5.50%, 8/15/26		487	491,261

			114,279,286
Metals & Mining — 3.3%
Alcoa, Inc., 5.13%, 10/01/24		1,903	1,983,916
Alcoa Nederland Holding BV (c):
6.75%, 9/30/24		310	320,850
7.00%, 9/30/26		291	299,672
Anglo American Capital PLC, 4.45%, 9/27/20 (c)		136	138,720
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	5,115,235
ArcelorMittal:
6.13%, 6/01/18		2,575	2,729,500
7.75%, 3/01/41		455	477,750
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,172,060
Constellium NV:
4.63%, 5/15/21	EUR	490	486,797
5.75%, 5/15/24 (c)	USD	1,728	1,529,280
First Quantum Minerals Ltd. (c):
7.00%, 2/15/21		303	287,661
7.25%, 5/15/22		912	862,980
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (c)		826	958,160
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		4,664	4,605,700
4.00%, 11/14/21		500	472,500
3.55%, 3/01/22		1,251	1,147,792
3.88%, 3/15/23		5,360	4,837,400
5.40%, 11/14/34		2,250	1,937,812
5.45%, 3/15/43		1,147	952,010
Novelis Corp. (c):
6.25%, 8/15/24		2,862	2,976,480
5.88%, 9/30/26		2,060	2,085,750
Southern Copper Corp., 5.88%, 4/23/45		3,870	3,866,339
Steel Dynamics, Inc.:
5.13%, 10/01/21		1,105	1,151,962
6.38%, 8/15/22		1,430	1,490,775

Corporate Bonds	Par (000)		Value
Metals & Mining (continued)
Steel Dynamics, Inc. (continued):
5.25%, 4/15/23	USD	309	$319,815
5.50%, 10/01/24		240	253,200
Teck Resources Ltd.:
3.00%, 3/01/19		119	117,215
8.00%, 6/01/21 (c)		1,202	1,313,185
8.50%, 6/01/24 (c)		799	924,843
6.00%, 8/15/40		1,861	1,795,865
6.25%, 7/15/41		721	713,790
5.20%, 3/01/42		640	577,600
United States Steel Corp., 8.38%, 7/01/21 (c)		944	1,003,000
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		1,472	1,457,280

			51,362,894
Multi-Utilities — 1.2%
CenterPoint Energy, Inc. (d):
5.95%, 2/01/17		9,000	9,094,815
6.50%, 5/01/18		9,675	10,292,120

			19,386,935
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (c)		3,460	3,559,475
Offshore Drilling & Other Services — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (c)		695	736,700
Oil, Gas & Consumable Fuels — 14.4%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,668	1,731,854
4.88%, 5/15/23		343	347,379
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	78,150
California Resources Corp., 8.00%, 12/15/22 (c)		1,492	1,007,100
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		1,231	1,304,860
CONSOL Energy, Inc., 5.88%, 4/15/22		7,210	6,664,744
Continental Resources, Inc.:
5.00%, 9/15/22		7,519	7,368,620
4.50%, 4/15/23		469	446,723
DCP Midstream LLC, 6.75%, 9/15/37 (c)		1,527	1,595,715
Denbury Resources, Inc., 9.00%, 5/15/21 (c)		182	187,460
Devon Energy Corp., 5.85%, 12/15/25		4,000	4,585,048
El Paso LLC:
7.80%, 8/01/31		197	244,177
7.75%, 1/15/32		4,586	5,608,238
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,923,830
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,693,434
Enbridge Energy Partners LP, 9.88%, 3/01/19 (d)		6,000	6,934,974
Energy Transfer Equity LP:
7.50%, 10/15/20		598	651,820
5.88%, 1/15/24		5,241	5,326,821
5.50%, 6/01/27		870	848,250
Energy Transfer Partners LP:
5.20%, 2/01/22		10,200	11,179,067
6.13%, 12/15/45		3,579	3,731,311
Enterprise Products Operating LLC:
4.90%, 5/15/46		5,375	5,530,499
Series N, 6.50%, 1/31/19 (d)		12,000	13,274,964
Gulfport Energy Corp., 6.00%, 10/15/24 (c)		444	452,325
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)		3,666	3,574,350
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (d)		12,000	13,524,288
4.25%, 9/01/24		2,170	2,237,292
5.40%, 9/01/44		3,615	3,621,279

See Notes to Financial Statements.

16	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
MEG Energy Corp. (c):
6.50%, 3/15/21	USD	3,839	$3,311,137
7.00%, 3/31/24		3,100	2,542,000
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (c)		3,500	3,666,250
Murphy Oil Corp., 6.88%, 8/15/24		752	793,326
Nexen Energy ULC, 6.40%, 5/15/37		2,000	2,532,700
NGPL PipeCo LLC (c):
7.12%, 12/15/17		2,859	2,987,655
9.63%, 6/01/19		902	947,100
Noble Energy, Inc.:
5.63%, 5/01/21		1,784	1,849,726
5.05%, 11/15/44		3,500	3,531,661
ONEOK Partners LP, 8.63%, 3/01/19 (d)		10,000	11,390,800
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,301,563
Petroleos Mexicanos:
3.50%, 1/30/23 (d)		5,000	4,722,500
4.63%, 9/21/23 (c)		3,965	3,954,294
4.88%, 1/18/24 (d)		2,000	2,008,460
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,784,847
Plains All American Pipeline LP/PAA Finance Corp.:
4.70%, 6/15/44		1,498	1,380,782
4.90%, 2/15/45		2,102	1,996,192
Range Resources Corp., 5.00%, 8/15/22 (c)		32	31,200
Rockies Express Pipeline LLC (c):
5.63%, 4/15/20		295	309,381
6.88%, 4/15/40		580	604,650
RSP Permian, Inc., 6.63%, 10/01/22		789	831,409
Ruby Pipeline LLC, 6.00%, 4/01/22 (c)		10,000	10,292,310
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		10,510	11,166,875
5.75%, 5/15/24		2,575	2,723,062
5.88%, 6/30/26 (c)		1,481	1,596,074
5.00%, 3/15/27 (c)		774	787,545
Sabine Pass LNG LP, 7.50%, 11/30/16		4,471	4,488,437
Sanchez Energy Corp.:
7.75%, 6/15/21		153	142,290
6.13%, 1/15/23		2,119	1,811,745
SM Energy Co.:
6.50%, 1/01/23		177	176,115
5.00%, 1/15/24		181	168,330
Southwestern Energy Co.:
7.50%, 2/01/18		63	65,993
5.80%, 1/23/20		1,166	1,160,170
4.10%, 3/15/22		710	635,450
6.70%, 1/23/25		169	160,973
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		1,449	1,499,715
6.38%, 8/01/22		255	262,650
5.25%, 5/01/23		37	36,726
6.75%, 3/15/24		184	196,880
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		125	130,781
6.25%, 10/15/22		1,519	1,610,140
6.38%, 5/01/24		342	368,505
TransCanada PipeLines Ltd., 4.88%, 1/15/26		4,485	5,142,873
Weatherford International Ltd.:
4.50%, 4/15/22		75	67,500
6.50%, 8/01/36		45	35,550
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,588,326
Whiting Petroleum Corp.:
6.25%, 4/01/23 (i)		116	113,602
6.25%, 4/01/23		1,697	1,565,483

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.:
3.70%, 1/15/23	USD	2,245	$2,172,037
4.55%, 6/24/24		1,253	1,274,928
8.75%, 3/15/32		2,478	3,060,330
5.75%, 6/24/44		685	699,984
Williams Partners LP, 5.10%, 9/15/45		5,075	4,876,882
WPX Energy, Inc., 6.00%, 1/15/22		164	163,590

			227,394,056
Paper & Forest Products — 2.0%
International Paper Co. (d):
7.50%, 8/15/21		9,675	11,883,309
8.70%, 6/15/38		4,000	5,892,964
7.30%, 11/15/39		10,000	13,146,570

			30,922,843
Pharmaceuticals — 3.7%
AbbVie, Inc. (d):
2.90%, 11/06/22		5,675	5,744,587
4.70%, 5/14/45		3,255	3,358,343
Actavis Funding SCS:
3.45%, 3/15/22		7,335	7,615,204
3.85%, 6/15/24		6,000	6,241,230
4.75%, 3/15/45		1,450	1,520,951
Endo Finance LLC/Endo Finco, Inc. (c):
6.00%, 7/15/23		1,514	1,317,180
6.50%, 2/01/25		730	615,025
Forest Laboratories, Inc. (c):
4.38%, 2/01/19		2,924	3,071,384
5.00%, 12/15/21		1,631	1,820,662
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		1,613	1,681,553
Merck & Co., Inc., 6.50%, 12/01/33		6,420	8,707,433
Mylan NV, 3.95%, 6/15/26 (c)		7,500	7,480,650
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		6,135	5,987,760
5.38%, 3/15/20		62	53,630
7.00%, 10/01/20		447	400,065
6.38%, 10/15/20		1,015	875,438
7.50%, 7/15/21		273	242,970
5.63%, 12/01/21		1,137	932,340
5.50%, 3/01/23		31	24,335
5.88%, 5/15/23		665	523,688
6.13%, 4/15/25		116	91,640

			58,306,068
Professional Services — 0.4%
Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,835,186
Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp.:
4.50%, 1/15/18		6,500	6,719,758
5.05%, 9/01/20		500	550,252
5.90%, 11/01/21 (d)		3,770	4,359,123
AvalonBay Communities, Inc., 6.10%, 3/15/20		10,000	11,357,080
DDR Corp.:
4.75%, 4/15/18		2,140	2,215,872
7.88%, 9/01/20		2,650	3,158,811
ERP Operating LP, 5.75%, 6/15/17 (d)		10,000	10,276,570
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		881	883,202
Host Hotels & Resorts LP, 3.75%, 10/15/23 (d)		3,600	3,624,617
iStar, Inc., 4.00%, 11/01/17		825	826,031
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (c)		740	727,050
UDR, Inc., 4.25%, 6/01/18 (d)		5,225	5,438,692

			50,137,058

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Corporate Bonds	Par (000)		Value
Real Estate Management & Development — 0.4%
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (c)(d)	USD	4,485	$4,043,142
Realogy Group LLC/Realogy Co-Issuer Corp. (c):
4.50%, 4/15/19		803	833,113
5.25%, 12/01/21		344	361,630
4.88%, 6/01/23		1,332	1,332,000

			6,569,885
Road & Rail — 1.1%
Hertz Corp.:
6.75%, 4/15/19		420	428,488
5.88%, 10/15/20		925	950,438
7.38%, 1/15/21		310	319,300
5.50%, 10/15/24 (c)		954	926,239
Norfolk Southern Corp., 6.00%, 3/15/05		12,700	14,690,115

			17,314,580
Semiconductors & Semiconductor Equipment — 0.3%
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20		951	1,003,305
4.13%, 6/01/21		1,461	1,559,617
4.63%, 6/15/22		490	534,100
4.63%, 6/01/23		204	223,380
Sensata Technologies BV, 5.00%, 10/01/25 (c)		1,418	1,453,450

			4,773,852
Software — 0.9%
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (c)(f)		2,034	2,034,000
Infor US, Inc., 6.50%, 5/15/22		2,425	2,506,844
Informatica LLC, 7.13%, 7/15/23 (c)		477	444,802
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		4,435	4,556,962
Oracle Corp., 2.65%, 7/15/26 (d)		4,890	4,823,628
PTC, Inc., 6.00%, 5/15/24		313	330,998

			14,697,234
Specialty Retail — 0.8%
L Brands, Inc.:
7.00%, 5/01/20		3,050	3,477,000
6.88%, 11/01/35		1,119	1,186,140
Penske Automotive Group, Inc., 5.38%, 12/01/24		1,951	1,960,755
VF Corp., 5.95%, 11/01/17 (d)		5,000	5,224,950

			11,848,845
Technology Hardware, Storage & Peripherals — 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c):
5.88%, 6/15/21		615	648,184
7.13%, 6/15/24		747	818,305
8.35%, 7/15/46		6,005	7,276,205
Western Digital Corp., 7.38%, 4/01/23 (c)		1,199	1,311,406

			10,054,100
Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 5.00%, 5/01/25		699	725,212
Springs Industries, Inc., 6.25%, 6/01/21		304	316,160
William Carter Co., 5.25%, 8/15/21		1,406	1,462,240

			2,503,612
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20		1,045	1,098,556
Tobacco — 1.8%
Altria Group, Inc., 10.20%, 2/06/39 (d)		13,392	24,669,684
Reynolds American, Inc.:
4.85%, 9/15/23		1,120	1,263,557

Corporate Bonds	Par (000)		Value
Tobacco (continued)
Reynolds American, Inc. (continued):
5.85%, 8/15/45	USD	2,335	$2,903,120

			28,836,361
Trading Companies & Distributors — 0.3%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust, Series 2013-1 (c):
Class A, 5.25%, 5/30/25		2,326	2,448,033
Class B, 6.13%, 11/30/21		2,486	2,604,456

			5,052,489
Transportation Infrastructure — 0.8%
CEVA Group PLC, 4.00%, 5/01/18 (c)		1,800	1,606,500
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (c)		10,500	11,623,027

			13,229,527
Wireless Telecommunication Services — 1.5%
America Movil SAB de CV, 3.13%, 7/16/22 (d)		1,275	1,307,372
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,542,026
Crown Castle Towers LLC, 6.11%, 1/15/40 (c)		4,555	5,025,500
Digicel Group Ltd., 7.13%, 4/01/22 (c)		370	293,114
Digicel Ltd., 6.00%, 4/15/21 (c)		1,285	1,149,690
Sprint Communications, Inc., 9.00%, 11/15/18 (c)		5,290	5,819,000
Sprint Corp., 7.13%, 6/15/24		1,755	1,649,700
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (c)		1,193	1,201,947
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,810,650
6.73%, 4/28/22		2,495	2,607,275
6.84%, 4/28/23		645	688,860

			24,095,134
Total Corporate Bonds — 98.1%			1,550,066,575

Foreign Agency Obligations
Brazilian Government International Bond, 5.00%, 1/27/45		4,525	3,993,313
Indonesia Government International Bond, 5.88%, 1/15/24 (c)		4,400	5,104,365
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,294,250
Total Foreign Agency Obligations — 0.7%			11,391,928

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,584,400
Metropolitan Transportation Authority, RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	13,233,400
Total Municipal Bonds — 1.2%			18,817,800

Preferred Securities

Capital Trusts
Banks — 3.5%
BNP Paribas SA (b)(c)(e):
7.20%		5,000	5,643,750

See Notes to Financial Statements.

18	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Capital Trusts	Par (000)		Value
Banks (continued)
BNP Paribas SA (b)(c)(e) (continued):
7.38%	USD	4,535	$4,654,044
Capital One Financial Corp., Series E, 5.55% (b)(e)		5,000	5,055,545
Citigroup, Inc. (b)(e):
5.90%		2,210	2,301,715
5.95%		7,000	7,157,500
Credit Suisse Group AG, 7.50% (b)(c)(e)		3,250	3,363,750
HSBC Capital Funding LP, 10.18% (b)(c)(e)		11,835	17,870,850
Nordea Bank AB, 6.13% (b)(c)(e)		5,540	5,463,825
Wells Fargo & Co. (b)(e):
Series K, 7.98%		809	843,382
Series S, 5.90%		281	293,996
Series U, 5.88%		2,655	2,852,466

			55,500,823
Capital Markets — 2.3%
Charles Schwab Corp., Series E, 4.63% (b)(e)		6,805	6,779,481
Goldman Sachs Group, Inc., Series L, 5.70% (b)(e)		2,950	2,986,875
Morgan Stanley, Series H, 5.45% (b)(e)		8,675	8,697,555
State Street Capital Trust IV, 1.85%, 6/01/77 (b)		17,845	15,346,700
State Street Corp., Series F, 5.25% (b)(e)		1,855	1,948,678

			35,759,289
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (b)(e)		4,510	4,426,565
Diversified Financial Services — 4.2%
Bank of America Corp. (b)(e):
Series AA, 6.10%		6,630	6,926,759
Series K, 8.00%		2,420	2,465,375
Series U, 5.20% (d)		5,785	5,647,606
Barclays PLC, 6.63% (b)(e)		7,385	6,775,737
Credit Agricole SA, 8.13% (b)(c)(e)		5,000	5,369,200
JPMorgan Chase & Co. (b)(e):
6.75%		7,775	8,630,250
Series 1, 7.90%		3,650	3,762,238
Series Q, 5.15%		4,000	3,990,000
Series R, 6.00% (d)		14,130	14,730,525
Royal Bank of Scotland Group PLC (b)(e):
8.00%		970	921,500
8.63%		5,135	5,109,325
Societe Generale SA, 7.38% (b)(c)(e)		1,980	1,963,170

			66,291,685
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70%, 3/20/67 (b)		8,300	7,407,750
Industrial Conglomerates — 0.7%
General Electric Co., Series D, 5.00% (b)(e)		10,777	11,417,154
Insurance — 4.8%
ACE Capital Trust II, 9.70%, 4/1/30 (d)		7,000	10,570,000
Allstate Corp, 6.50%, 5/15/67 (b)		10,400	12,220,000
American International Group, Inc., 8.18%, 5/15/68 (b)		3,755	5,029,436
Bank One Capital III, 8.75%, 9/1/30		2,000	2,843,954
Chubb Corp., 6.38%, 3/29/67 (b)(d)		7,400	6,974,500
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/1/27		5,000	5,951,810
Farmers Exchange Capital II, 6.15%, 11/1/53 (b)(c)		4,890	5,111,712
Great-West Life & Annuity Insurance Capital LP II, 3.36%, 5/16/46 (b)(c)		500	398,750
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)		5,050	5,517,125

Capital Trusts	Par (000)		Value
Insurance (continued)
MetLife, Inc., 6.40%, 12/15/66	USD	5,000	$5,600,000
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		5,000	4,950,000
Reinsurance Group of America, Inc., 3.52%, 12/15/65 (b)		12,000	10,128,000

			75,295,287
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (c)(e)		5,600	5,965,680
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC (b):
7.00%, 6/1/67		2,500	2,118,750
Series A, 4.59%, 8/1/66		9,325	8,870,406
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		9,400	7,520,000
TransCanada Trust, 5.63%, 5/20/75 (b)		2,755	2,785,994

			21,295,150
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (c)(e)		7,000	8,968,750
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (b)		6,125	7,051,406
Total Capital Trusts — 19.0%			299,379,539

Preferred Stocks		Shares
Banks — 1.8%
Citigroup, Inc., Series K, 6.88% (b)(e)		488,320	14,009,901
Wells Fargo & Co., 5.85% (b)(e)		550,500	14,665,320

			28,675,221
Capital Markets — 0.7%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(e)		162,450	4,235,071
SCE Trust III, 5.75% (b)(e)		31,650	908,355
State Street Corp., Series D, 5.90% (b)(e)		220,495	6,184,885

			11,328,311
Electric Utilities — 0.2%
Entergy Louisiana LLC, 5.25% (e)		90,000	2,322,900
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (e)(j)		11,107	1,300,408
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45% (e)		75,000	1,989,000
Vornado Realty Trust, Series K, 5.70% (e)		50,000	1,266,500

			3,255,500
Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., 9.08% (c)(e)		15,143	17,868,740
Total Preferred Stocks — 4.1%			64,751,080

Trust Preferred — 0.5%
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		300,141	7,561,166
Total Preferred Securities — 23.6%			371,691,785

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (d)(k)	USD	3,945	$3,779,476

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45		400	423,875
2.50%, 5/15/46 (d)		75,480	74,097,207
U.S. Treasury Notes, 1.63%, 2/15/26 (d)		68,325	67,193,401
Total U.S. Treasury Obligations — 9.0%			141,714,483
Total Long-Term Investments (Cost — $2,064,858,170) — 138.4%			2,186,337,761

Short-Term Securities — 0.6%	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (l)(m)	9,872,272	$9,872,272
Total Short-Term Securities (Cost — $9,872,272) — 0.6%		9,872,272
Options Purchased (Cost — $3,515,234) — 0.2%		2,517,779
Total Investments Before Options Written (Cost — $2,078,245,676) — 139.2%		2,198,727,812
Options Written (Premiums Received — $951,118) — (0.0)%		(678,865)
Total Investments, Net of Options Written (Cost — $2,077,294,558) — 139.2%		2,198,048,947
Liabilities in Excess of Other Assets — (39.2)%		(618,878,590)

Net Assets — 100.0%		$1,579,170,357

Notes to Schedule of Investments

(a)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $2,951 and an original cost of $45,445, which was less than 0.05% of its net assets.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Perpetual security with no stated maturity date.

(f)	When-issued security.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate as of period end.

(i)	Convertible security.

(j)	Non-income producing security.

(k)	Zero-coupon bond.

(l)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	610,104	(610,104)	—	—	$50,698
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	9,872,272	$9,872,272	$9,872,272	5,257
Total				$9,872,272	$55,955

(m)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.19%	3/05/15	Open	$3,570,225	$3,581,644	U.S. Government Sponsored Agency Securities	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	6,863,500	6,896,950	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	10,770,000	10,822,489	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,499,250	4,521,178	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	710,625	714,088	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	5,906,250	5,935,035	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	1,184,375	1,190,147	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,691,813	4,714,679	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,514,500	2,526,755	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	4,867,413	4,891,134	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

20	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Barclays Capital, Inc.	0.55%	12/17/15	Open	$8,268,750	$8,309,049	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55%	12/17/15	Open	2,768,500	2,781,993	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60%	12/17/15	Open	9,843,750	9,896,086	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.60%	12/17/15	Open	11,820,000	11,882,843	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,199,375	2,212,043	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	2,664,063	2,679,407	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.65%	12/17/15	Open	522,500	525,509	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	5,113,969	5,145,690	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	6,318,969	6,358,164	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	4,978,969	5,009,852	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	2,641,781	2,658,168	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	8,008,000	8,053,414	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,507,938	4,533,503	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,202,500	3,220,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,202,500	3,220,662	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	21,125,880	21,245,687	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,319,388	3,338,212	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	17,613,000	17,712,885	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,405,000	6,441,323	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,675,000	6,712,855	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,056,625	4,079,631	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,336,375	3,355,296	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	17,212,500	17,310,114	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,595,688	3,616,079	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,940,000	3,962,344	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	9,989,438	10,046,089	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	13,740,000	13,817,921	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,594,625	4,620,682	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	4,930,000	4,957,959	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	6,413,813	6,450,186	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,285,000	3,303,630	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	3,801,038	3,822,594	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	12,630,000	12,701,626	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	7,395,000	7,436,938	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/17/15	Open	10,175,000	10,232,704	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	1.00%	12/17/15	Open	5,460,000	5,508,382	Corporate Bonds	Open/Demand
HSBC Securites (USA), Inc.	0.65%	12/18/15	Open	11,575,000	11,641,042	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.64%	12/22/15	Open	9,022,500	9,073,026	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	12/22/15	Open	3,995,370	4,017,744	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	8,400,000	8,454,950	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	3,227,188	3,248,299	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/22/15	Open	5,784,800	5,822,642	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	3/22/16	Open	8,847,167	8,884,050	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	4/29/16	Open	649,142	650,309	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	5/05/16	Open	42,462,500	42,578,588	U.S. Treasury Obligations	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	2,953,000	2,963,212	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,432,000	5,450,786	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	9,685,000	9,718,494	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	4,479,000	4,494,490	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	4,984,000	5,001,236	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,055,000	5,072,482	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	10,853,000	10,890,533	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	3,043,000	3,053,524	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	4,668,000	4,684,144	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	16,684,000	16,741,699	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	3,210,000	3,221,101	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	10,157,000	10,192,126	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,097,000	5,114,627	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	3,291,000	3,302,381	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	1,941,000	1,947,713	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	6,237,000	6,258,570	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	7,208,000	7,232,928	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	5,698,000	5,717,706	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	0.85%	6/09/16	Open	$25,000,000	$25,063,354	U.S. Treasury Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.85%	6/15/16	Open	3,776,032	3,786,180	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.85%	6/27/16	Open	1,257,469	1,260,855	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.85%	7/11/16	Open	7,404,000	7,420,124	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.85%	9/14/16	Open	76,406,250	76,471,450	U.S. Treasury Obligations	Open/Demand
RBC Capital Markets LLC	0.85%	9/14/16	Open	5,000,000	5,005,200	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.85%	9/22/16	Open	4,566,000	4,570,116	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	9/23/16	Open	475,875	476,213	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50)%	9/29/16	Open	4,844,938	4,842,784	Capital Trusts	Open/Demand
Credit Suisse Securities (USA) LLC	0.70%	10/06/16	Open	4,645,500	4,647,758	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.64%	10/24/16	Open	6,399,795	6,400,478	Corporate Bonds	Open/Demand
Total				$635,747,411	$638,327,195

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
60	2-Year U.S. Treasury Note	December 2016	USD	13,088,438	$(2,268)
800	5-Year U.S. Treasury Note	December 2016	USD	96,637,500	30,250
(219)	10-Year U.S. Treasury Note	December 2016	USD	28,387,875	296,300
(309)	Long U.S. Treasury Bond	December 2016	USD	50,280,094	2,274,954
(128)	Ultra U.S. Treasury Bond	December 2016	USD	22,520,000	1,415,536
Total					$4,014,772

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Swap	Bank of America N.A.	Put	2.20%	Pay	3-month LIBOR	1/13/17	USD	28,000	$474,962
10-Year Interest Swap	Citibank N.A.	Put	1.75%	Pay	3-month LIBOR	2/23/17	USD	75,000	1,053,100
30-Year Interest Swap	Goldman Sachs Bank USA	Put	2.65%	Pay	3-month LIBOR	4/13/17	USD	98,225	831,129
Total									$2,359,191

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Put	Barclays Bank PLC	12/23/16	JPY	98.00	USD	82,000	$158,588

OTC Interest Rate Swaptions Written
Description	Counterparty	Put/ Call	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Bank of America N.A.	Call	0.70%	Pay	3-month LIBOR	3/15/18	USD	77,900	$(104,243)
2-Year Interest Rate Swap	Bank of America N.A.	Call	0.80%	Pay	3-month LIBOR	3/19/18	USD	77,900	(138,368)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.70%	Receive	3-month LIBOR	3/15/18	USD	77,900	(216,471)
2-Year Interest Rate Swap	Bank of America N.A.	Put	1.70%	Receive	3-month LIBOR	3/19/18	USD	77,900	(219,783)
Total									$(678,865)

See Notes to Financial Statements.

22	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD	2,535	$(6,132)	$3,629	$(9,761)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD	1,465	(3,544)	1,978	(5,522)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD	4,000	(9,779)	5,869	(15,648)
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	EUR	1,500	(11,147)	11,088	(22,235)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(43,056)	(1,944)	(41,112)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	(26,791)	(1,301)	(25,490)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(53,581)	(26,114)	(27,467)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD	4,500	(42,346)	13,382	(55,728)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD	2,800	(26,348)	8,955	(35,303)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	5,585	(53,074)	(8,982)	(44,092)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(45,819)	(20,292)	(25,527)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	4,715	(45,500)	(20,837)	(24,663)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	16,700	(240,622)	(34,923)	(205,699)
Prudential Financial, Inc.	1.00%	Citibank N.A.	6/20/21	USD	1,920	(11,359)	25,752	(37,111)
Prudential Financial, Inc.	1.00%	Goldman Sachs International	6/20/21	USD	1,155	(6,833)	16,477	(23,310)
Prudential Financial, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	9,500	(56,202)	111,524	(167,726)
Total						$(682,133)	$84,261	$(766,394)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	2,425	$13,566	$(16,288)	$29,854
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	USD	10	56	(79)	135
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB	USD	994	5,560	(7,738)	13,298
Anthem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD	4,500	40,197	(7,696)	47,893
Anthem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs International	9/20/17	A-	USD	2,800	25,011	(5,150)	30,161
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	12,200	114,746	9,875	104,871
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	USD	4,500	42,241	(1,936)	44,177
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A+	USD	2,800	26,284	(1,296)	27,580
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	3,025	33,968	(36,303)	70,271
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	BBB+	USD	16,700	243,653	62,268	181,385
American Tower Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/21	BBB-	USD	10,000	(218,291)	(380,047)	161,756
Total							$326,991	$(384,390)	$711,381

[1] Using Standard & Poor’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Transactions in Options Written for the Year Ended October 31, 2016

	Calls			Puts
		Notional (000)			Notional (000)
	Contracts	USD	Premiums Received	Contracts	USD	Premiums Received
Outstanding options, beginning of year	—	—	—	3,396		$1,061,185
Options written	—	311,600	$1,911,135	—	863,600	2,662,644
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	(3,396)		(1,061,185)
Options closed	—	(155,800)	(1,397,330)	—	(707,800)	(2,225,331)

Outstanding options, end of year	—	155,800	$513,805	—	155,800	$437,313

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	23

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$4,017,040	—	$4,017,040
Options purchased	Investments at value — unaffiliated[2]	—	—	—	$158,588	2,359,191	—	2,517,779
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$982,178	—	—	—	—	982,178

Total		—	$982,178	—	$158,588	$6,376,231	—	$7,516,997

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$2,268	—	$2,268
Options written	Options written at value	—	—	—	—	678,865	—	678,865
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$1,337,320	—	—	—	—	1,337,320

Total		—	$1,337,320	—	—	$681,133	—	$2,018,453

[1] Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Schedule of Investments.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$2,037,293	—	$2,037,293
Options purchased[1]	—	—	$868,677	—	(7,565,293)	—	(6,696,616)
Options written	—	—	—	—	2,227,280	—	2,227,280
Swaps	—	$396,121	—	—	(16,734,108)	—	(16,337,987)

Total	—	$396,121	$868,677	—	$(20,034,828)	—	$(18,770,030)

[1] Options purchased are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$6,831,632	—	$6,831,632
Options purchased[1]	—	—	$85,760	$(1,101,752)	3,614,646	—	2,598,654
Options written	—	—	—	—	(767,707)	—	(767,707)
Swaps	—	$(461,960)	—	—	12,111,749	—	11,649,789

Total	—	$(461,960)	$85,760	$(1,101,752)	$21,790,320	—	$20,312,368

[1] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$170,178,563
Average notional value of contracts — short	$269,012,540
Options:
Average value of option contracts purchased	$199,210
Average market value of option contracts written	$1,037,850	[1]
Average notional amount of swaption contracts purchased	$276,256,250
Average notional amount of swaption contracts written	$371,700,000
Credit default swaps:
Average notional value — buy protection	$96,540,288
Average notional value — sell protection	$54,954,000
Interest rate swaps:
Average notional value — pays fixed rate	$59,575,000
Average notional value — receives fixed rate	$10,900,000	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

See Notes to Financial Statements.

24	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$52,813		$301,265
Options	2,517,779	[2]	678,865
Swaps — OTC[1]	982,178		1,337,320

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$3,552,770		$2,317,450

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(52,813)		(301,265)

Total derivative assets and liabilities subject to an MNA	$3,499,957		$2,016,185

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
[2] Includes options purchased at value as reported in the Schedule of Investments.

The following tables present the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3]
Bank of America N.A.	$474,962	$(474,962)	—	—	—
Barclays Bank PLC	169,676	(22,235)	—	—	$147,441
Citibank N.A.	1,078,852	(37,111)	—	$(1,041,741)	—
Credit Suisse International	144,600	(144,600)	—	—	—
Deutsche Bank AG	313,925	(276,925)	—	(37,000)	—
Goldman Sachs Bank USA	940,210	(118,177)	—	(700,000)	122,033
Goldman Sachs International	85,150	(85,150)	—	—	—
JPMorgan Chase Bank N.A.	111,524	(111,524)	—	—	—
Morgan Stanley Capital Services LLC	161,891	(161,891)	—	—	—
Royal Bank of Scotland PLC	5,869	(5,869)	—	—	—
UBS AG	13,298	(7,738)	—	—	5,560

Total	$3,499,957	$(1,446,182)	—	$(1,778,741)	$275,034

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Bank of America N.A.	$678,865	$(474,962)	—	$(80,000)	$123,903
Barclays Bank PLC	22,235	(22,235)	—	—	—
Citibank N.A.	37,111	(37,111)	—	—	—
Credit Suisse International	214,262	(144,600)	—	—	69,662
Deutsche Bank AG	276,925	(276,925)	—	—	—
Goldman Sachs Bank USA	118,177	(118,177)	—	—	—
Goldman Sachs International	97,372	(85,150)	—	—	12,222
JPMorgan Chase Bank N.A.	167,726	(111,524)	—	—	56,202
Morgan Stanley Capital Services LLC	380,126	(161,891)	—	—	218,235
Royal Bank of Scotland PLC	15,648	(5,869)	—	—	9,779
UBS AG	7,738	(7,738)	—	—	—

Total	$2,016,185	$(1,446,182)	—	$(80,000)	$490,003

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[5] Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	25

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$73,656,797	$15,186,952	$88,843,749
Common Stocks	—	29,014	2,951	31,965
Corporate Bonds	—	1,544,953,075	5,113,500	1,550,066,575
Foreign Agency Obligations	—	11,391,928	—	11,391,928
Municipal Bonds	—	18,817,800	—	18,817,800
Preferred Securities	$46,882,340	317,248,279	—	364,130,619
Trust Preferred	7,561,166	—	—	7,561,166
U.S. Government Sponsored Agency Securities	—	3,779,476	—	3,779,476
U.S. Treasury Obligations	—	141,714,483	—	141,714,483
Short-Term Securities	9,872,272	—	—	9,872,272
Options Purchased:
Foreign currency exchange contracts	—	158,588	—	158,588
Interest rate contracts	—	2,359,191	—	2,359,191

Total	$64,315,778	$2,114,108,631	$20,303,403	$2,198,727,812

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$711,381	—	$711,381
Interest rate contracts	$4,017,040	—	—	4,017,040
Liabilities:
Credit contracts	—	(766,394)	—	(766,394)
Interest rate contracts	(2,268)	(678,865)	—	(681,133)

Total	$4,014,772	$(733,878)	—	$3,280,894

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$17,051	—	—	$17,051
Cash pledged:
Collateral — OTC derivatives	80,000	—	—	80,000
Collateral — reverse repurchase agreements	1,521,000	—	—	1,521,000
Futures contracts	1,776,000	—	—	1,776,000
Liabilities:
Bank overdraft	—	$(132,344)	—	(132,344)
Cash received:
Collateral — OTC derivatives	—	(2,330,000)	—	(2,330,000)
Collateral — reverse repurchase agreements	—	(3,632,000)	—	(3,632,000)
Reverse repurchase agreements	—	(638,327,195)	—	(638,327,195)

Total	$3,394,051	$(644,421,539)	—	$(641,027,488)

During the year ended October 31, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

26	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Common Stocks	Total
Assets:
Opening Balance, as of October 31, 2015	$11,525,615	$5,079,000	—	$16,604,615
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(4,913,200)	—	—	(4,913,200)
Accrued discounts/premiums	14,355	—	—	14,355
Net realized gain (loss)	(53,539)	—	—	(53,539)
Net change in unrealized appreciation (depreciation)[1,2]	312,466	34,500	$(42,494)	304,472
Purchases	12,606,755	—	45,445	12,652,200
Sales	(4,305,500)	—	—	(4,305,500)

Closing Balance, as of October 31, 2016	$15,186,952	$5,113,500	$2,951	$20,303,403

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016[2]	$342,375	$34,500	$(42,494)	$334,381

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at October 31, 2016 is generally due to derivative financial instruments s no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	27

Schedule of Investments October 31, 2016	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Construction & Engineering — 0.4%
USI United Subcontractors		8,067	$1,210,121
Electric Utilities — 0.1%
Vistra Energy Corp		28,707	436,346
Health Care Management Services — 0.0%
New Millennium HoldCo, Inc. (a)		9,191	16,084
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		6,155	—
Oil, Gas & Consumable Fuels — 0.0%
Southcross Holdings LP		63	22,050
Specialty Retail — 0.0%
Things Remembered, Inc.		551,052	6
Total Common Stocks — 0.5%			1,684,607

Asset-Backed Securities (b)(c)	Par (000)
ALM Loan Funding:
Series 2012-5A, Class BR, 3.88%, 10/18/27	USD	310	311,857
Series 2013-7RA, Class C, 4.33%, 4/24/24		630	624,490
Series 2013-7RA, Class D, 5.88%, 4/24/24		550	516,298
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26		463	451,243
ALM XVII Ltd., Series 2015-17A, Class C1, 5.03%, 1/15/28		250	245,000
AMMC CLO Ltd., Series 2014-15A, Class D, 5.03%, 12/09/26		250	245,625
Apidos CDO XI, Series 2012-11A, Class D, 5.13%, 1/17/23		500	500,136
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 4.58%, 10/15/26		525	507,623
Atrium CDO Corp., Series 9A, Class D, 4.33%, 2/28/24		500	491,276
Carlyle Global Market Strategies CLO Ltd., Class C:
Series 2013-1A, 4.82%, 2/14/25		250	249,991
Series 2014-5A, 5.03%, 10/16/25		1,250	1,250,342
CIFC Funding Ltd., Series 2014-2A, Class A3L, 3.68%, 5/24/26		275	274,505
Highbridge Loan Management Ltd., Series 2015-7A, Class C, 4.20%, 11/15/26		250	250,550
LCM XVIII LP, Series 18A, Class INC, 3.45%, 4/20/27		750	486,297
Symphony CLO Ltd., Series 2016-17A, Class D, 5.76%, 4/15/28		250	253,000
Treman Park CLO LLC, Series 2015-1A, Class D, 4.74%, 4/20/27		700	690,108
Webster Park CLO Ltd., Series 2015-1A:
Class B1, 3.98%, 1/20/27		250	253,447
Class C, 4.93%, 1/20/27		250	250,152

			7,851,940
Total Asset-Backed Securities — 2.3%			7,851,940

Corporate Bonds
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		585	588,237
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,616,700

			2,204,937

Corporate Bonds	Par (000)		Value
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 2.32%, 3/19/19	USD	634	$640,760
Commercial Services & Supplies — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.59%, 12/01/17 (b)		179	179,151
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (c)		225	182,813
Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (b)(c):
3.85%, 12/15/19		920	934,950
4.15%, 5/15/21		680	693,600
Reynolds Group Issuer, Inc., 4.38%, 7/15/21 (b)(c)		3,125	3,187,500

			4,816,050
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
4.76%, 1/15/18 (b)		607	607,759
6.13%, 1/15/21		337	347,952

			955,711
Electric Utilities — 0.0%
Texas Competitive Holdings Co., 11.50%, 10/01/20 (a)(d)		654	13,080
Health Care Providers & Services — 0.0%
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		45	45,619
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 6/01/17 (a)(d)		400	—
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy, Inc., 6.25%, 7/15/22		925	927,312
IT Services — 0.0%
WEX, Inc., 4.75%, 2/01/23 (c)		155	154,225
Media — 1.2%
Altice Financing SA (c):
6.63%, 2/15/23		335	345,050
7.50%, 5/15/26		515	530,450
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22		989	1,007,297
CSC Holdings LLC, 5.50%, 4/15/27 (c)		435	441,253
SFR Group SA (c):
6.00%, 5/15/22		512	524,964
6.25%, 5/15/24		630	629,603
7.38%, 5/01/26		820	828,200

			4,306,817
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		1,143	1,128,712
3.10%, 3/15/20		295	283,938
Teck Resources Ltd., 4.50%, 1/15/21		184	184,920

			1,597,570
Oil, Gas & Consumable Fuels — 1.3%
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)		415	439,900
Concho Resources, Inc., 5.50%, 4/01/23		50	51,150
CONSOL Energy, Inc., 5.88%, 4/15/22		1,085	1,002,947
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (c)		50	51,500
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)		125	132,187
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		615	639,600
Gulfport Energy Corp., 6.00%, 10/15/24 (c)		110	112,063

See Notes to Financial Statements.

28	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co., 5.63%, 7/01/24	USD	50	$52,000
NGPL PipeCo LLC, 7.12%, 12/15/17 (c)		234	244,530
RSP Permian, Inc., 6.63%, 10/01/22		50	52,688
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		945	1,004,062
5.88%, 6/30/26 (c)		390	420,303
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (c)		195	194,025

			4,396,955
Total Corporate Bonds — 6.0%			20,421,000

Floating Rate Loan Interests (b)
Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 3.85%, 12/16/21		1,355	1,362,354
Camp International Holding Co.:
2016 1st Lien Term Loan, 4.75%, 8/11/23		640	640,000
2016 2nd Lien Term Loan, 8.25%, 8/12/24		195	198,900
Engility Corp.:
Term Loan B1, 4.78%, 8/12/20		220	221,925
Term Loan B2, 5.75%, 8/12/23		414	418,951
TransDigm, Inc.:
2015 Term Loan E, 3.75%, 5/14/22		501	499,018
2016 Extended Term Loan F, 3.75%, 6/09/23		3,955	3,937,314
Term Loan D, 3.84%, 6/04/21		701	699,012

			7,977,474
Air Freight & Logistics — 1.1%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		538	428,010
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		552	439,046
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		93	74,358
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		752	598,261
XPO Logistics, Inc., Term Loan B2, 4.25%, 10/30/21		2,195	2,205,584

			3,745,259
Airlines — 0.1%
Northwest Airlines, Inc.:
3.08%, 3/10/17		79	78,605
2.46%, 9/10/18		289	283,873

			362,478
Auto Components — 1.7%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,446	1,395,268
2nd Lien Term Loan, 11.00%, 1/29/18		546	472,290
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		880	791,875
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		2,440	2,404,086
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.86%, 4/30/19		562	564,835
GPX International Tire Corp., Term Loan (a)(d):
12.25%, 3/31/2012		274	—
PIK, 13.00%, 3/30/2012 (e)		4	—

			5,628,354
Automobiles — 0.6%
FCA US LLC, Term Loan B:
2018, 3.25%, 12/31/18		291	290,822
3.50%, 5/24/17		1,642	1,643,100

			1,933,922

Floating Rate Loan Interests	Par (000)		Value
Banks — 0.3%
Redtop Acquisitions Ltd., 1st Lien Term Loan, 4.50%, 12/03/20	USD	856	$852,607
Biotechnology — 0.2%
AMAG Pharmaceuticals, Inc., 2015 1st Lien Term Loan, 4.75%, 8/13/21		494	494,000
Building Materials — 1.2%
Forterra, Inc., Term Loan B, 5.00%, 10/18/23		495	494,228
USAGM HoldCo LLC:
2015 2nd Lien Term Loan, 9.50%, 7/28/23		395	392,037
2015 Term Loan, 4.75%, 7/28/22		519	518,529
2016 Incremental Delayed Draw Term Loan, 5.50%, 7/28/22		449	450,185
2016 Incremental Term Loan, 5.50%, 7/28/22		2,040	2,047,447

			3,902,426
Building Products — 3.0%
Continental Building Products LLC, 1st Lien Term Loan, 3.59%, 8/10/23		688	689,244
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,204	3,216,482
GYP Holdings III Corp., 1st Lien Term Loan, 4.50%, 4/01/21		958	956,551
Jeld-Wen, Inc., Term Loan B:
Consolidated, 4.42%, 10/14/22		285	284,288
5.25%, 10/15/21		1,143	1,150,389
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		785	788,597
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,366	1,366,772
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		501	500,682
Term Loan B, 4.00%, 10/31/19		1,139	1,139,120

			10,092,125
Capital Markets — 0.6%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		390	379,547
RPI Finance Trust, Term Loan B5, 3.03%, 10/14/22		1,644	1,658,204

			2,037,751
Chemicals — 4.4%
Allnex (Luxembourg) & Cy SCA, 2016 Term Loan B2, 5.13%, 9/13/23		262	264,534
Allnex USA, Inc., Term Loan B3, 5.13%, 9/13/23		198	199,298
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,140	1,147,755
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		70	69,955
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		685	686,375
Chemours Co., Term Loan B, 3.75%, 5/12/22		764	753,709
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		182	168,238
Huntsman International LLC:
2013 Incremental Term Loan, 3.75%, 10/01/21		856	859,353
2016 Term Loan B, 4.25%, 4/01/23		498	500,609
Klockner-Pentaplast of America, Inc.:
1st Lien Term Loan, 4.25%, 4/28/20		683	689,915
German Borrower, 4.25%, 4/28/20		292	294,835
MacDermid, Inc.:
2016 Term Loan, 5.00%, 6/07/23		1,039	1,046,965
Term Loan B3, 5.50%, 6/07/20		2,007	2,021,665
OXEA Finance LLC, Term Loan B2, 4.25%, 1/15/20		1,781	1,698,236
PQ Corp., Term Loan, 5.75%, 11/04/22		855	853,789
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		686	689,099
2015 2nd Lien Term Loan, 8.50%, 6/19/23		285	279,300

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	29

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Chemicals (continued)
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21	USD	926	$924,609
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	1,029,680
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		277	276,285
Versum Materials, Inc., Term Loan, 3.34%, 9/20/23		590	592,702

			15,046,906
Commercial Services & Supplies — 6.7%
ADMI Corp., 2015 Term Loan B, 5.25%, 4/30/22		720	724,659
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		1,445	1,445,181
Aramark Services, Inc.:
Term Loan E, 3.25%, 9/07/19		1,059	1,062,888
Term Loan F, 3.34%, 2/24/21		519	521,943
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,730	1,705,587
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23		1,320	1,321,096
Casella Waste Systems, Inc., Term Loan B, 4.00%, 10/03/23		580	580,725
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,600	2,612,578
Creative Artists Agency LLC, Term Loan B, 5.00%, 12/17/21		629	632,770
Dealer Tire LLC, 2016 Term Loan B, 5.50%, 12/22/21		639	642,265
Employbridge LLC, Exit Term Loan, 7.50%, 5/16/20		230	204,314
GCA Services Group, Inc., 2016 Term Loan, 5.98%, 3/01/23		1,164	1,173,242
KAR Auction Services, Inc.:
Term Loan B2, 4.06%, 3/11/21		806	809,992
Term Loan B3, 4.38%, 3/09/23		1,070	1,080,653
Livingston International, Inc., 1st Lien Term Loan, 5.50%, 4/18/19		793	756,657
Prime Security Services Borrower LLC:
1st Lien Term Loan, 4.75%, 7/01/21		116	116,409
2016 Incremental Term Loan B1, 4.75%, 5/02/22		737	742,283
PSSI Holdings LLC, Term Loan B, 4.75%, 12/02/21		987	989,881
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		2,221	2,207,414
TruGreen Limited Partnership, 1st Lien Term Loan B, 6.50%, 4/13/23		628	633,138
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		393	394,478
US Security Associates Holdings, Inc., 2016 Term Loan, 6.00%, 7/14/23		1,311	1,308,885
Waste Industries USA, Inc., 2016 Term Loan, 3.50%, 2/27/20		1,248	1,249,600

			22,916,638
Communications Equipment — 2.2%
Applied Systems, Inc.:
1st Lien Term Loan, 4.00%, 1/25/21		562	562,523
2nd Lien Term Loan, 7.50%, 1/24/22		227	228,839
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		554	556,712
Riverbed Technology, Inc., 2016 Term Loan, 5.00%, 4/24/22		1,209	1,217,709
Telesat Canada, Term Loan A, 3.88%, 3/28/17	CAD	1,868	1,385,622
Zayo Group LLC, Term Loan B, 3.75%, 5/06/21	USD	3,407	3,422,735

			7,374,140
Construction & Engineering — 0.9%
AECOM Technology Corp., 2014 Term Loan B, 3.75%, 10/15/21		88	88,154
CNT Holdings III Corp., Term Loan B, 5.25%, 1/22/23		826	831,012

Floating Rate Loan Interests	Par (000)		Value
Construction & Engineering (continued)
Safway Group Holding LLC, Term Loan B, 5.75%, 8/19/23	USD	2,090	$2,090,000

			3,009,166
Construction Materials — 0.8%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		2,157	2,156,134
Headwaters, Inc., 2016 Term Loan B, 4.00%, 3/24/22		444	446,119
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		262	259,466

			2,861,719
Containers & Packaging — 2.0%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/21		1,101	1,111,063
Berlin Packaging LLC, 2014 1st Lien Term Loan, 4.50%, 10/01/21		195	195,731
Berry Plastics Holding Corp., Term Loan H, 3.75%, 10/01/22		3,219	3,228,796
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		2,325	2,339,331

			6,874,921
Distributors — 0.6%
American Builders & Contractors Supply Co., Term Loan B, 3.50%, 9/23/23		1,621	1,626,811
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		572	565,495

			2,192,306
Diversified Consumer Services — 4.8%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		1,922	1,929,642
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 5.75%, 1/30/20		314	315,186
Term Loan B, 5.25%, 1/30/20		1,695	1,701,410
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		729	720,796
J.D. Power and Associates, 1st Lien Term Loan, 5.25%, 9/07/23		780	784,875
Laureate Education, Inc., Term Loan B, 8.87%, 3/17/21		148	146,808
Nomad Foods Europe Midco Ltd., Term Loan C1, 3.50%, 6/30/20	EUR	606	664,022
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	1,038	1,036,415
Serta Simmons Holdings LLC:
1st Lien Term Loan, 4.50%, 10/20/23		2,920	2,918,949
2nd Lien Term Loan, 9.00%, 10/20/24		655	659,506
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		4,599	4,601,543
Wand Intermediate I LP, 1st Lien Term Loan, 4.75%, 9/17/21		794	797,235

			16,276,387
Diversified Financial Services — 1.3%
AlixPartners LLP, 2016 Term Loan B, 4.00%, 7/28/22		1,168	1,170,022
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		590	589,253
Jefferies Finance LLC, Term Loan, 4.50%, 5/14/20		1,679	1,666,159
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,015	1,020,956

			4,446,390

See Notes to Financial Statements.

30	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Diversified Telecommunication Services — 3.6%
Consolidated Communications, Inc., 2016 Term Loan B, 4.00%, 10/04/23	USD	415	$417,855
Hawaiian Telcom Communications, Inc., Term Loan B, 5.25%, 6/06/19		1,412	1,418,335
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,374	1,366,647
2nd Lien Term Loan, 9.75%, 2/12/21		459	440,623
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		4,685	4,706,082
2019 Term Loan, 4.00%, 8/01/19		2,452	2,462,619
Telenet International Finance Sarl, Term Loan AD, 4.36%, 6/30/24		1,492	1,492,513

			12,304,674
Electric Utilities — 2.0%
Energy Future Intermediate Holding Co. LLC, 2016 DIP Term Loan, 4.25%, 6/30/17		3,761	3,782,528
PrimeLine Utility Services LLC, Term Loan, 6.50%, 11/12/22		849	853,226
TEX Operations Co. LLC:
Exit Term Loan B, 5.00%, 8/04/23		1,678	1,690,152
Exit Term Loan C, 5.00%, 8/04/23		383	385,717
Texas Competitive Electric Holding, 5.00%, 10/10/17 (a)(d)		1,050	19,882

			6,731,505
Electronic Equipment, Instruments & Components — 0.1%
CPI Acquisition, Inc., Term Loan B, 5.50%, 8/17/22		481	472,095
Energy Equipment & Services — 0.5%
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		530	423,977
Weatherford International Ltd., Term Loan, 1.97%, 7/13/20		1,159	1,100,904

			1,524,881
Food & Staples Retailing — 3.2%
Albertsons LLC:
2016 Term Loan B4, 4.50%, 8/25/21		2,774	2,794,046
2016 Term Loan B5, 4.75%, 12/21/22		217	219,459
Hostess Brands LLC:
1st Lien Term Loan, 4.50%, 8/03/22		1,327	1,335,302
2nd Lien Term Loan, 8.50%, 8/03/23		316	317,796
Rite Aid Corp.:
5.75%, 8/21/20		681	683,218
4.88%, 6/21/21		1,629	1,633,452
US Foods, Inc., 2016 Term Loan B, 4.00%, 6/27/23		4,040	4,063,670

			11,046,943
Food Products — 2.7%
Blue Ribbon LLC, Term Loan, 5.00%, 11/13/21		1,076	1,081,004
Chobani LLC, 1st Lien Term Loan, 5.25%, 9/30/23		965	975,258
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		486	472,906
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,510	1,514,091
Pinnacle Foods Finance LLC:
2016 Term Loan I, 3.28%, 1/13/23		481	485,093
Term Loan G, 3.39%, 4/29/20		995	999,722
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		970	917,003
2nd Lien Term Loan, 10.75%, 11/01/19		328	268,960
Reynolds Group Holdings, Inc., 2016 Term Loan, 4.25%, 2/05/23		2,553	2,558,484

			9,272,521

Floating Rate Loan Interests	Par (000)		Value
Health Care Equipment & Supplies — 3.8%
Alere, Inc.:
2015 Term Loan A, 3.53%, 6/18/20	USD	285	$283,709
2015 Term Loan B, 4.25%, 6/18/22		1,171	1,165,501
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/15/22		1,510	1,516,819
Capsugel Holdings US, Inc., Term Loan B, 4.00%, 7/31/21		2,361	2,369,784
Cotiviti Corp., Term Loan B, 3.61%, 9/28/23		1,603	1,603,530
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,389	1,373,334
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,395	1,361,572
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,906	1,891,653
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,387	1,353,535

			12,919,437
Health Care Providers & Services — 10.6%
Acadia Healthcare Co., Inc.:
Term Loan B, 3.75%, 2/11/22		289	288,855
Term Loan B2, 3.75%, 2/16/23		1,315	1,318,902
Air Medical Group Holdings, Inc., Term Loan B, 4.25%, 4/28/22		280	277,550
Amsurg Corp., 1st Lien Term Loan B, 3.50%, 7/16/21		1,762	1,761,086
CHG Healthcare Services, Inc., 2016 Term Loan B, 4.75%, 6/07/23		2,099	2,114,671
Community Health Systems, Inc.:
Term Loan F, 4.08%, 12/31/18		866	844,139
Term Loan G, 3.75%, 12/31/19		1,204	1,137,360
Curo Health Services Holdings, Inc., 2015 1st Lien Term Loan, 6.50%, 2/07/22		936	937,696
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,801	5,796,009
Envision Healthcare Corp., Term Loan:
4.25%, 5/25/18		1,640	1,641,428
B2, 4.50%, 10/28/22		591	592,386
Genoa, a QoL Healthcare Co. LLC, 2016 1st Lien Term Loan, 4.75%, 10/25/23		585	585,000
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		886	893,121
HCA, Inc.:
Term Loan B6, 3.78%, 3/17/23		3,191	3,222,876
Term Loan B7, 3.59%, 2/15/24		490	493,902
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 9/28/23		2,528	2,526,502
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		1,617	1,633,616
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		297	296,830
NVA Holdings, Inc.:
1st Lien Term Loan, 4.75%, 8/14/21		302	302,321
2016 Term Loan, 5.50%, 8/14/21		561	560,519
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22		1,006	1,012,657
Sterigenics-Nordion Holdings LLC, 2015 Term Loan B, 4.25%, 5/15/22		1,866	1,856,819
Surgery Center Holdings, Inc., 1st Lien Term Loan, 4.75%, 11/03/20		1,183	1,185,618
Surgical Care Affiliates, Inc., Incremental Term Loan B, 3.75%, 3/17/22		1,552	1,555,906
Team Health, Inc., 2016 Term Loan, 3.84%, 11/23/22		1,333	1,334,557
U.S. Renal Care, Inc., 2015 Term Loan B, 5.25%, 12/31/22		1,030	985,453
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		1,117	1,128,934

			36,284,713

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	31

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Health Care Technology — 1.0%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 11/02/18	USD	196	$196,123
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		1,960	1,969,549
Press Ganey Holdings, Inc.:
1st Lien Term Loan, 4.25%, 10/21/23		840	840,000
2nd Lien Term Loan, 8.25%, 10/21/24		310	313,875

			3,319,547
Hotels, Restaurants & Leisure — 7.7%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		1,637	1,635,098
2nd Lien Term Loan, 8.00%, 8/01/22		602	599,301
AMF Bowling Centers, Inc., 2016 Term Loan, 6.00%, 8/17/23		718	714,108
Boyd Gaming Corp.:
Term Loan B, 4.00%, 8/14/20		483	486,586
Term Loan B2, 3.52%, 9/15/23		1,050	1,057,287
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,473	1,406,614
Burger King Newco Unlimited Liability Co., Term Loan B2, 3.75%, 12/10/21		2,868	2,879,596
Caesars Entertainment Operating Co., Inc., Term Loan B7, 11.50%, 3/01/17		1,015	1,185,804
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		4,599	4,622,104
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		848	850,350
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/23/22		1,473	1,478,600
ESH Hospitality, Inc., 2016 Term Loan B, 3.75%, 8/30/23		2,000	2,010,260
Hilton Worldwide Finance LLC:
Term Loan B1, 3.50%, 10/26/20		140	140,932
Term Loan B2, 3.03%, 10/25/23		1,011	1,016,101
La Quinta Intermediate Holdings LLC, Term Loan B, 3.75%, 4/14/21		507	505,358
RHP Hotel Properties LP, Term Loan B, 3.59%, 1/15/21		772	775,762
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		250	250,918
Term Loan B, 4.00%, 2/19/19		1,332	1,336,728
Scientific Games International, Inc.:
2014 Term Loan B1, 6.00%, 10/18/20		714	717,415
2014 Term Loan B2, 6.00%, 10/01/21		495	496,596
Station Casinos LLC, 2016 Term Loan B, 3.75%, 6/08/23		1,025	1,029,264
Yum! Brands Inc., 1st Lien Term Loan B, 3.29%, 6/16/23		898	906,728

			26,101,510
Household Products — 0.7%
Bass Pro Group LLC, 2015 Term Loan, 4.00%, 6/05/20		488	487,830
Spectrum Brands, Inc., 2016 Term Loan, 3.25%, 6/23/22		2,014	2,029,635

			2,517,465
Independent Power and Renewable Electricity Producers — 3.1%
Aria Energy Operating LLC, Term Loan, 5.50%, 5/27/22		756	732,711
Calpine Construction Finance Co., LP, Term Loan B1, 3.09%, 5/03/20		980	972,523
Calpine Corp.:
Term Loan B5, 3.59%, 5/27/22		313	313,721
Term Loan B6, 4.00%, 1/15/23		1,310	1,315,720
Term Loan B7, 3.84%, 5/31/23		799	804,126
Dynegy, Inc., Escrow, 5.00%, 6/27/23		2,674	2,680,886

Floating Rate Loan Interests	Par (000)		Value
Independent Power and Renewable Electricity Producers (continued)
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21	USD	2,036	$2,013,717
Term Loan C, 5.00%, 12/19/21		91	90,181
NRG Energy, Inc., 2016 Term Loan B, 3.50%, 6/30/23		1,052	1,053,678
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		676	605,429

			10,582,692
Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		318	291,582
Vertiv Co., Term Loan B, 6.00%, 9/29/23		1,865	1,853,344

			2,144,926
Insurance — 2.9%
Acrisure LLC, 2015 1st Lien Term Loan, 6.50%, 5/19/22		492	492,079
Alliant Holdings I, Inc., Incremental Term Loan B2, 5.25%, 8/12/22		1,037	1,042,587
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		349	353,126
Asurion LLC:
Term Loan B1, 5.00%, 5/24/19		1,582	1,582,169
Term Loan B4, 5.00%, 8/04/22		1,246	1,251,333
Term Loan B5, 4.75%, 11/3/23		1,500	1,500,000
Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.00%, 8/31/21 (e)		720	724,802
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,146	1,136,678
2016 1st Lien Term Loan, 5.25%, 3/01/21		529	528,839
2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,219,237

			9,830,850
Internet & Direct Marketing Retail — 0.6%
Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.14%, 8/19/23		1,882	1,893,941
Internet Software & Services — 1.5%
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,540	1,548,230
Rackspace Hosting, Inc., 1st Lien Term Loan, 5.00%, 10/26/23		2,460	2,447,700
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		419	169,675
WaveDivision Holdings LLC, Term Loan B, 4.00%, 10/15/19		896	898,413

			5,064,018
IT Services — 4.4%
Abacus Innovations Corp., Term Loan B, 3.28%, 8/16/23		2,510	2,527,043
Cision US Inc., Term Loan B, 7.00%, 6/16/23		758	731,187
First Data Corp., 2016 Term Loan, 3.52%, 3/24/21		7,577	7,607,641
Global Payments Inc., Reprice Term Loan B, 4.03%, 10/19/22		1,013	1,019,217
Vantiv LLC, 2014 Term Loan B, 3.25%, 10/14/23		675	678,848
WEX, Inc., Term Loan B, 4.25%, 7/01/23		2,324	2,348,881

			14,912,817
Leisure Products — 0.2%
Bauer Performance Sports Ltd., Term Loan B, 5.00%, 4/15/21		668	663,843
Machinery — 2.2%
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		628	631,121
Term Loan B3, 4.25%, 8/30/20		192	192,900
Global Brass & Copper, Inc., 2016 Term Loan B, 5.25%, 7/18/23		700	707,875

See Notes to Financial Statements.

32	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Machinery (continued)
Infiltrator Systems, Inc., 2016 Term Loan B, 4.50%, 5/27/22	USD	917	$916,723
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/26/21		491	495,244
Navistar International Corp., Term Loan B, 6.50%, 8/07/20		587	589,598
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,498	1,501,504
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,199	2,018,278
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		568	568,192

			7,621,435
Media — 13.5%
Altice US Finance I Corp., 2016 Term Loan B, 4.00%, 12/31/25		3,066	3,074,625
AMC Entertainment, Inc., New Term Loan B, 3.50%, 12/15/23		445	443,887
CBS Radio, Inc., Term Loan B, 4.50%, 10/17/23		925	929,625
Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 5.25%, 6/07/23		128	125,439
Charter Communications Operating LLC, 2016 Term Loan I, 3.50%, 1/24/23		3,950	3,972,626
CSC Holdings, LLC, 2016 Term Loan, 3.88%, 10/11/24		2,155	2,161,745
Entercom Radio, LLC, 2016 Term Loan, 4.50%, 10/25/23		340	341,700
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		978	976,917
Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 4.00%, 5/31/21		1,361	1,344,975
iHeartCommunications, Inc.:
Extended Term Loan E, 8.03%, 7/30/19		315	237,299
Term Loan D, 7.28%, 1/30/19		3,806	2,875,157
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,317	2,212,928
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		735	722,748
Live Nation Entertainment, Inc, Term Loan B1, 3.59%, 10/26/23		296	295,850
MCC Iowa LLC, Term Loan J, 3.75%, 6/30/21		318	318,482
Mediacom Communications Corp., Term Loan F, 2.96%, 3/31/18		497	496,628
MGOC, Inc., Term Loan B, 4.00%, 7/31/20		1,251	1,250,486
Mission Broadcasting, Inc., 2016 Term Loan B2, 3.00%, 9/26/23		247	248,018
Nexstar Broadcasting, Inc., 2016 Term Loan B, 3.85%, 9/21/23		2,773	2,783,307
Numericable Group SA, Term Loan B5, 4.56%, 7/31/22		174	174,194
Numericable U.S. LLC:
Term Loan B10, 4.00%, 1/13/25		1,610	1,602,401
Term Loan B6, 4.75%, 2/10/23		2,432	2,431,911
Term Loan B7, 5.14%, 1/15/24		746	752,407
SBA Senior Finance II LLC, Term Loan B1, 3.34%, 3/24/21		2,682	2,684,455
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		120	120,129
Trader Corp., Term Loan, 5.00%, 9/28/23		965	969,825
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,390	2,401,609
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		4,296	4,303,054
UPC Financing Partnership, Term Loan AN, 4.08%, 8/31/24		754	757,439
Virgin Media Investment Holdings Ltd.:
Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,354,211
Term Loan F, 3.50%, 6/30/23	USD	2,405	2,414,780

Floating Rate Loan Interests	Par (000)		Value
Media (continued)
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22	USD	741	$740,852
Term Loan B2A, 3.50%, 1/15/22		444	444,116
Term Loan B3, 3.70%, 1/15/22		138	137,807

			46,101,632
Metals & Mining — 0.8%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	35,333
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		170	170,245
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,195	2,200,584
WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 6.50%, 7/13/23		460	462,300

			2,868,462
Multiline Retail — 1.7%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,161	2,163,244
2nd Lien Term Loan, 8.50%, 3/26/20		387	388,400
Dollar Tree, Inc., Term Loan B3, 3.06%, 7/06/22		744	750,422
Hudson’s Bay Co., 2015 Term Loan B, 4.25%, 9/30/22		1,360	1,359,212
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,109	1,019,177

			5,680,455
Oil, Gas & Consumable Fuels — 5.1%
Advanced Disposal Services Inc, Term Loan, 3.50%, 11/10/23		613	613,900
California Resources Corp.:
Second Out Term Loan, 11.38%, 12/31/21		1,575	1,691,156
Term Loan A, 3.53%, 10/01/19		1,047	1,012,227
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21		2,025	2,162,995
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		652	659,480
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		629	320,789
Energy Transfer Equity LP, Term Loan:
2015, 4.04%, 12/02/19		642	642,116
3.29%, 12/02/19		120	118,980
EWT Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		1,021	1,023,678
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		545	528,650
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		1,948	1,834,637
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		849	828,659
Power Buyer LLC, 1st Lien Term Loan, 4.25%, 5/06/20		306	305,482
PowerTeam Services LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		285	283,575
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		875	833,797
Seventy Seven Operating LLC, Term Loan B, 3.89%, 6/25/20		159	146,568
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		33	26,431
Southcross Holdings Borrower LP, Exit Term Loan B, 3.50%, 4/13/23		58	48,076
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		483	491,061
TPF II Power LLC, Term Loan B, 5.00%, 10/02/21		1,226	1,237,153
Ultra Resources, Inc., Revolver, 4.61%, 4/06/17 (a)(d)		754	730,249
Veresen Midstream Limited Partnership, Term Loan B1, 5.25%, 3/31/22		1,685	1,676,275

			17,215,934

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	33

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Personal Products — 0.9%
Prestige Brands, Inc., Term Loan B3, 3.50%, 9/03/21	USD	1,360	$1,367,078
Revlon Consumer Products Corp., 2016 Term Loan B, 4.25%, 9/07/23		1,850	1,853,274

			3,220,352
Pharmaceuticals — 5.5%
Akorn, Inc., Term Loan B, 5.25%, 4/16/21		1,535	1,544,897
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		501	500,030
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		3,736	3,737,593
Endo Luxembourg Finance Co. I Sarl, 2015 Term Loan B, 3.75%, 9/26/22		858	856,645
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.46%, 2/27/21		2,566	2,586,685
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		3,926	3,919,227
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		1,079	1,081,761
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.29%, 10/20/18		278	277,123
Series C2 Term Loan B, 5.25%, 12/11/19		2,924	2,917,479
Series D2 Term Loan B, 5.00%, 2/13/19		415	413,317
Series E Term Loan B, 5.25%, 8/05/20		669	666,457
Series F1 Term Loan B, 5.60%, 4/01/22		325	323,781

			18,824,995
Professional Services — 2.8%
Acosta Holdco, Inc., 2015 Term Loan, 4.25%, 9/26/21		371	356,186
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		688	681,229
2014 2nd Lien Term Loan, 7.50%, 7/25/22		267	252,204
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,735	1,738,529
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,058	1,050,292
Sterling Infosystems, Inc., 1st Lien Term Loan B, 5.75%, 6/20/22		1,002	996,561
TransUnion LLC, Term Loan B2, 3.50%, 4/09/21		4,484	4,495,353

			9,570,354
Real Estate Investment Trusts (REITs) — 1.4%
Communications Sales & Leasing, Inc., Term Loan B, 4.50%, 10/24/22		1,463	1,468,256
MGM Growth Properties LLC, 2016 Term Loan B, 4.00%, 4/25/23		3,344	3,349,836

			4,818,092
Real Estate Management & Development — 1.5%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,319	1,325,428
DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 4.25%, 11/04/21		1,151	1,148,102
Realogy Corp.:
2016 Term Loan B, 3.75%, 7/20/22		1,919	1,933,996
Term Loan A, 2.53%, 10/23/20		673	669,727

			5,077,253
Road & Rail — 0.2%
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, 5.00%, 6/13/23		770	774,335
Semiconductors & Semiconductor Equipment — 2.8%
Avago Technologies Cayman Ltd., Term Loan B3, 3.53%, 2/01/23		5,373	5,425,919
Cavium, Inc., Term Loan B, 3.75%, 8/16/22		575	576,437
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23		272	274,056

Floating Rate Loan Interests	Par (000)		Value
Semiconductors & Semiconductor Equipment (continued)
NXP B.V., Term Loan F, 3.41%, 12/07/20	USD	2,713	$2,720,974
ON Semiconductor Corp., Incremental Term Loan, 3.78%, 3/31/23		660	663,630

			9,661,016
Software — 8.7%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		1,655	1,629,058
DTI Holdco, Inc., 2016 Term Loan B, 6.25%, 9/21/23		960	950,698
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,292	2,284,238
Informatica Corp., Term Loan, 4.50%, 8/05/22		2,502	2,454,148
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		454	418,655
Kronos, Inc.:
1st Lien Term Loan, 5.00%, 10/04/23		2,835	2,846,283
2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,100,210
2nd Lien Term Loan, 9.25%, 10/04/24		1,045	1,076,204
Initial Incremental Term Loan, 4.50%, 10/30/19		1,275	1,279,854
Landslide Holdings, Inc., 2016 1st Lien Term Loan, 5.50%, 9/27/22		660	664,950
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/13/20		1,310	1,304,594
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	986,250
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		1,365	1,364,229
SolarWinds, Inc., 2016 Term Loan, 5.50%, 2/05/23		1,995	2,003,977
Solera LLC, Term Loan B, 5.75%, 3/03/23		597	603,251
Sophia LP, 2015 Term Loan B, 4.75%, 9/30/22		1,464	1,465,614
SS&C Technologies, Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		2,946	2,966,811
2015 Term Loan B2, 4.00%, 7/08/22		358	360,822
Tibco Software Inc., Term Loan B, 6.50%, 12/04/20		1,042	1,042,138
Vertafore, Inc., 2016 1st Lien Term Loan, 4.75%, 6/30/23		2,965	2,973,806

			29,775,790
Specialty Retail — 2.6%
Academy Ltd., 2015 Term Loan B, 5.00%, 7/01/22		702	680,428
Aspen Merger Sub Inc, 1st Lien Term Loan, 5.25%, 9/27/23		500	504,585
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		788	792,659
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.25%, 8/16/23		745	749,656
Michaels Stores, Inc., 2016 Term Loan B1, 3.75%, 1/27/23		2,719	2,738,765
Party City Holdings, Inc., Term Loan B, 4.49%, 8/19/22		1,753	1,757,014
Petco Animal Supplies, Inc.:
2016 Term Loan B1, 5.00%, 1/26/23		506	510,209
2016 Term Loan B2, 5.14%, 1/26/23		993	1,000,251
Things Remembered, Inc., 2016 Term Loan, 1.00%, 2/29/20		556	239,198

			8,972,765
Technology Hardware, Storage & Peripherals — 0.6%
Dell Inc., 2016 Term Loan B, 4.00%, 9/07/23		1,595	1,605,894
Linxens France SA, Term Loan, 5.00%, 10/14/22		476	476,400

			2,082,294
Textiles, Apparel & Luxury Goods — 0.6%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		1,493	1,486,857
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		209	159,018
Samsonite International SA, Term Loan B, 4.00%, 5/12/23		305	307,669

			1,953,544

See Notes to Financial Statements.

34	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Floating Rate Loan Interests	Par (000)		Value
Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21	USD	1,698	$1,712,807
Trading Companies & Distributors — 1.2%
Beacon Roofing Supply, Inc., Term Loan B, 3.50%, 10/01/22		867	869,083
HD Supply, Inc.:
Incremental Term Loan B1, 3.59%, 8/13/21		2,302	2,303,945
Incremental Term Loan B2, 3.63%, 10/17/23		625	625,394
Nexeo Solutions LLC, 2016 Term Loan, 5.25%, 6/09/23		155	155,579

			3,954,001
Transportation — 0.2%
Gruden Acquisition, Inc., 1st Lien Term Loan, 5.75%, 8/18/22		774	692,222
Wireless Telecommunication Services — 2.8%
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 9.75%, 6/15/20 (a)(d)(e)		4,672	4,347,859
LTS Buyer LLC:
1st Lien Term Loan, 4.09%, 4/13/20		3,001	3,004,190
2nd Lien Term Loan, 8.00%, 4/12/21		548	548,137
T-Mobile USA, Inc., Term Loan B, 3.50%, 11/09/22		1,695	1,707,307

			9,607,493
Total Floating Rate Loan Interests — 139.6%			475,798,578

Investment Companies		Shares
Capital Markets — 0.4%
Eaton Vance Floating-Rate Income Trust		34	490
Eaton Vance Senior Income Trust		8,925	57,031
iShares iBoxx $ High Yield Corporate Bond ETF (f)		16,868	1,450,985

			1,508,506
Total Investment Companies — 0.4%			1,508,506

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)	USD	598	597,971

Other Interests (g)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp. Escrow	USD	500	$5
Construction Materials — 0.1%
USI Senior Holdings		8	242,024
Total Other Interests — 0.1%			242,029

Warrants		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Software — 0.0%
Bankruptcy Management Solutions, Inc.:
Expires 7/01/18		181	1,493
Expires 7/01/19		195	731
Expires 7/01/20		292	803
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,501	1,323

			4,350
Total Warrants — 0.0%			4,350
Total Long-Term Investments (Cost — $508,069,013) — 149.1%			508,108,981

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (f)(h)		7,275,589	7,275,589
Total Short-Term Securities (Cost — $7,275,589) — 2.1%			7,275,589
Options Purchased (Cost — $25,422) — 0.0%			—
Total Investments (Cost — $515,370,024) — 151.2%			515,384,570
Liabilities in Excess of Other Assets — (51.2)%			(174,440,476)

Net Assets — 100.0%			$340,944,094

Notes to Schedule of Investments

(a)	Non-Income producing security.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	35

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

(f)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Shares Purchased		Shares Sold	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,094,113	—		(1,094,113)[1]	—	—	$1,322
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	7,275,589	[2]	—	$7,275,589	$7,275,589	260
iShares iBoxx $ High Yield Corporate Bond ETF	—	16,868		—	16,868	1,450,985	18,254
Total						$8,726,574	$19,836

[1] Represents net shares sold.
[2] Represents net shares purchased.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,030,065	CAD	1,352,000	JPMorgan Chase Bank N.A.	11/03/16	$22,073
USD	83,065	EUR	74,000	Royal Bank of Scotland PLC	11/03/16	1,828
USD	1,436,576	GBP	1,107,000	Nomura International PLC	11/03/16	81,582
USD	1,004,515	CAD	1,346,000	BNP Paribas S.A.	12/05/16	779
USD	78,904	EUR	72,000	Goldman Sachs International	12/05/16	(241)
USD	1,317,218	GBP	1,083,000	Royal Bank of Scotland PLC	12/05/16	(9,268)
Total						$96,753

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	USD 26	—

OTC Total Return Swaps
Reference Entity	Fixed Rate Floating Rate		Counterparty	Effective Date	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation
IBoxx USD Liquid High Yield Index	3-Month LIBOR	[1]	JPMorgan Chase Bank N.A.	N/A	12/20/16	USD 345	$20,215	—	$20,215
[1] Trust pays the floating rate and receives the total return of the reference entity.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$106,262	—	—	$106,262
Swaps — OTC	Unrealized appreciation on OTC swaps	—	—	—	—	$20,215	—	20,215

Total		—	—	—	$106,262	$20,215	—	$126,477

See Notes to Financial Statements.

36	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$9,509	—	—	$9,509

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	—	—	—	$286,497	—	—	$286,497
Swaps	—	$(15,862)	—	—	$(881)	—	(16,743)

Total	—	$(15,862)	—	$286,497	$(881)	—	$269,754

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$85,697	—	—	$85,697
Swaps	—	—	—	—	$20,215	—	20,215

Total	—	—	—	$85,697	$20,215	—	$105,912

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$7,112,173
Average amounts sold — in USD	$83,919
Credit default swaps:
Average notional value — buy protection	$400,000
Total return swaps:
Average notional value	$258,750

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Forward foreign currency exchange contracts	$106,262	$9,509
Swaps – OTC[1]	20,215	—

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$126,477	$9,509

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$126,477	$9,509

[1] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
BNP Paribas S.A.	$779	—	—	—	$779
JPMorgan Chase Bank N.A.	42,288	—	—	—	42,288
Nomura International PLC	81,582	—	—	—	81,582
Royal Bank of Scotland PLC	1,828	$(1,828)	—	—	—

Total	$126,477	$(1,828)	—	—	$124,649

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	37

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Goldman Sachs International	$241	—	—	—	$241
Royal Bank of Scotland PLC	9,268	$(1,828)	—	—	7,440

Total	$9,509	$(1,828)	—	—	$7,681

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Net amount represents the net amount receivable from the counterparty in the event of default.
[3] Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Trust’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$6,354,166	$1,497,774	$7,851,940
Common Stocks	$436,346	16,084	1,232,177	1,684,607
Corporate Bonds	—	20,407,920	13,080	20,421,000
Floating Rate Loan Interests	—	453,371,002	22,427,576	475,798,578
Investment Companies	1,508,506	—	—	1,508,506
Non-Agency Mortgage-Backed Securities	—	597,971	—	597,971
Other Interests	—	242,024	5	242,029
Warrants	—	—	4,350	4,350
Options Purchased	—	—	—	—
Unfunded Floating Rate Loan Interests[1]	—	3,211	—	3,211
Short-Term Securities	7,275,589	—	—	7,275,589

Total	$9,220,441	$480,992,378	$25,174,962	$515,387,781

Derivative Financial Instruments [2]
Assets:
Foreign currency contracts	—	$106,262	—	$106,262
Interest rate contracts	—	20,215	—	20,215
Liabilities:
Foreign currency contracts	—	(9,509)	—	(9,509)

Total	—	$116,968	—	$116,968

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
[2] Derivative financial instruments are swaps and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$37,360	—	—	$37,360
Cash	1,061,042	—	—	1,061,042
Liabilities:
Bank borrowings payable	—	$(148,000,000)	—	(148,000,000)

Total	$1,098,402	$(148,000,000)	—	$(146,901,598)

During the year ended October 31, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

38	ANNUAL REPORT	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2015	$242,024	$4,308,660	$584,504	$20,360,572	$173,792	$8,643	$25,678,195
Transfers into Level 3[1]	—	248,783	—	7,212,173	—	—	7,460,956
Transfers out of Level 3[2]	—	(1,211,028)	(584,504)	(5,976,292)	(169,417)	—	(7,941,241)
Accrued discounts/premiums	—	2,196	—	46,841	—	—	49,037
Net realized gain (loss)	—	(186,454)	—	(983,469)	—	—	(1,169,923)
Net change in unrealized appreciation (depreciation)[3,4]	983,889	59,673	13,080	503,396	(4,370)	(4,293)	1,551,375
Purchases	6,264	959,447	—	9,423,848	—	—	10,389,559
Sales	—	(2,683,503)	—	(8,159,493)	—	—	(10,842,996)

Closing Balance, as of October 31, 2016	$1,232,177	$1,497,774	$13,080	$22,427,576	$5	$4,350	$25,174,962

Net change in unrealized appreciation/depreciation on investments still held at October 31, 2016[4]	$983,889	$40,997	$13,080	$142,791	$(4,370)	$(4,293)	$1,172,094

1   As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of October 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

2   As of October 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of October 31, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statement of Operations.

[4] Any difference between net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	39

Consolidated Schedule of Investments October 31, 2016	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Aerospace & Defense — 0.4%
United Technologies Corp.		25,650	$2,621,430
Oil, Gas & Consumable Fuels — 0.0%
Denbury Resources, Inc.		43,560	103,935
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $8,635) (a)		561	561
Total Common Stocks — 0.4%			2,725,926

Asset-Backed Securities	Par (000)
Asset-Backed Securities — 30.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.83%, 2/25/36 (b)	USD	6,190	5,643,961
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.53%, 4/15/24 (b)(c)		2,000	1,793,775
ALM Loan Funding, Series 2013-7RA, Class D, 5.88%, 4/24/24 (b)(c)		1,000	938,724
ALM VI Ltd., Series 2012-6A (b)(c)(d):
Class B2R, 3.48%, 7/15/26		1,300	1,296,111
Class CR, 4.43%, 7/15/26		1,000	996,900
ALM XIV Ltd., Series 2014-14A, Class C, 4.34%, 7/28/26 (b)(c)		3,610	3,522,137
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (c)		2,000	2,193,923
AMMC CDO (b)(c):
Series 2015-16A, Class C, 3.98%, 4/14/27		1,250	1,253,523
Series 2016-1A, Class E, 7.88%, 10/15/28 (e)		1,000	934,500
AMMC CLO IX, Ltd., Series 2011-9A, Class ER, 8.53%, 1/15/22 (b)(c)		1,000	1,002,143
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.56%, 5/10/25 (b)(c)(d)		1,000	980,494
Anchorage Capital CLO 2012-1, Ltd., Series 2012-1A, Class DR, 8.12%, 1/13/27 (b)(c)		1,000	962,900
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class BR, 3.51%, 4/28/26 (b)(c)		1,000	1,000,000
Anchorage Capital CLO 6 Ltd., Series 2015-6A (b)(c):
Class C, 3.73%, 4/15/27		700	701,960
Class D, 4.28%, 4/15/27		1,000	959,524
Apidos CDO, Series 2012-9AR, Class CR, 3.78%, 7/15/23 (b)(c)		1,250	1,250,097
Apidos CLO XII, Series 2013-12A, Class D, 3.93%, 4/15/25 (b)(c)(d)		1,000	949,381
Ares CLO Ltd., Series 2015-1A, Class D, 7.07%, 12/05/25 (b)(c)		1,000	922,500
Atrium X, Series 10A (b)(c):
Class D, 4.38%, 7/16/25 (d)		1,000	975,555
Class E, 5.38%, 7/16/25		2,000	1,768,733
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.67%, 11/25/36 (b)		5,163	4,453,303
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.38%, 7/15/24 (b)(c)(d)		1,750	1,679,116
Benefit Street Partners CLO VI Ltd., Series 2015-VIA (b)(c):
Class B, 3.93%, 4/18/27 (d)		1,000	1,002,500
Class C, 4.58%, 4/18/27		1,000	959,134

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
Betony CLO Ltd., Series 2015-1A, Class D, 4.48%, 4/15/27 (b)(c)	USD	1,000	$916,786
C-BASS Trust, Series 2006-CB7, Class A4, 0.69%, 10/25/36 (b)		8,548	5,763,047
Carlyle Global Market Strategies CLO Ltd. (b)(c)(d):
Series 2012-1AR, Class DR, 4.63%, 4/20/22		1,000	1,000,617
Series 2013-2A, Class D, 4.63%, 4/18/25		1,250	1,244,302
Carrington Mortgage Loan Trust, Series 2006-FRE2 (b):
Class A2, 0.65%, 10/25/36		5,977	3,596,616
Class A5, 0.61%, 10/25/36		12,314	7,369,755
CIFC Funding Ltd. (b)(c):
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (d)		2,000	2,000,017
Series 2014-3A, Class D, 4.28%, 7/22/26		480	455,123
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (c)		3,642	3,568,888
Flatiron CLO Ltd., Series 2012-1A, Class CR, 5.35%, 10/25/21 (b)(c)		1,375	1,375,000
Fremont Home Loan Trust, Class 2A3 (b):
Series 2006-A, 0.69%, 5/25/36		25,762	15,608,044
Series 2006-D, 0.68%, 11/25/36		23,247	10,230,860
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.18%, 4/25/25 (b)(c)		1,250	1,207,415
GSAMP Trust (b):
Series 2006-FM2, Class A2C, 0.68%, 9/25/36		11,745	5,545,023
Series 2007-FM2, Class A2B, 0.62%, 1/25/37		8,227	5,125,816
Highbridge Loan Management Ltd. (b)(c):
Series 4A-2014, Class B, 3.89%, 7/28/25		2,000	2,000,494
Series 8A-2016, Class E, 8.78%, 4/20/27		1,000	998,393
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.70%, 4/25/37 (b)		13,587	9,171,893
LCM XVI LP, Series 16A, Class E, 5.48%, 7/15/26 (b)(c)		1,000	865,147
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		5,991	4,443,186
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.75%, 2/25/36 (b)		6,134	5,377,764
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.67%, 8/15/22 (b)(c)(d)		1,000	1,000,397
Madison Park Funding Ltd., Series 2012-8X, Class E, 6.23%, 4/22/22 (b)		3,000	2,995,240
Madison Park Funding X Ltd., Series 2012-10A, Class ER, 8.46%, 1/20/29 (b)(c)		1,000	979,800
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 4.14%, 1/27/26 (b)(c)		1,600	1,601,298
Madison Park Funding XVI Ltd., Series 2015-16A (b)(c)(d):
Class B, 3.88%, 4/20/26		1,000	1,002,800
Class C, 4.58%, 4/20/26		1,000	985,141
Mastr Asset-Backed Securities Trust (b):
Series 2006-HE2, Class A3, 0.68%, 6/25/36		11,526	6,391,680
Series 2006-WMC2, Class A5, 0.78%, 4/25/36		8,823	3,909,728
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.68%, 11/25/36 (b)		14,673	6,846,959

See Notes to Financial Statements.

40	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities	Par (000)			Value
Asset-Backed Securities (continued)
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.88%, 1/15/24 (b)(c)(d)	USD	1,000		$999,965
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.47%, 11/14/26 (b)(c)		1,000		971,915
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.81%, 11/20/23 (b)(c)(d)		3,000		2,999,816
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (c)		5,000		4,950,219
OZLM Funding II Ltd., Series 2012-2A (b)(c):
Class CR, 4.87%, 10/30/27		1,250		1,239,250
Class DR, 8.17%, 10/30/27		1,250		1,203,250
OZLM Funding IV Ltd., Series 2013-4A, Class C, 4.08%, 7/22/25 (b)(c)(d)		1,250		1,202,706
Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (c)(f)		6,361		6,422,122
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (b)(c)		1,500		1,500,177
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (f)		4,554		2,785,565
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.93%, 9/25/47 (b)		5,000		3,819,991
Scholar Funding Trust, Series 2013-A, Class R, 0.00%		—	(g)	2,849,898
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (c)		4,100		4,090,266
Sound Point CLO X Ltd., Series 2015-3A, Class E, 7.63%, 1/20/28 (b)(c)		1,000		942,676
Sound Point CLO XIV Ltd, Series 2016-3A, Class E, 7.53%, 1/23/29 (b)(c)(e)		1,000		918,100
Symphony CLO XV Ltd., Series 2014-15A, Class D, 4.63%, 10/17/26 (b)(c)		3,500		3,470,109
TICP CLO I Ltd., Series 2015-1A, Class C, 3.88%, 7/20/27 (b)(c)		1,000		988,238
Treman Park CLO LLC, Series 2015-1A, Class D, 4.74%, 4/20/27 (b)(c)		1,500		1,478,803
Tyron Park CLO Ltd., Series 2013-1A (b)(c):
Class C, 4.38%, 7/15/25 (d)		1,250		1,225,264
Class D, 5.28%, 7/15/25		1,000		870,593
US Residential Opportunity Fund III Trust, Series 2016-2III, Class A, 3.47%, 8/27/36 (c)(f)		4,839		4,830,853
Venture XX CLO Ltd., Series 2015-20A (b)(c):
Class C, 4.03%, 4/15/27 (d)		1,000		1,000,198
Class D, 4.73%, 4/15/27		520		496,544
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.48%, 7/15/27 (b)(c)		480		436,751
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (c)(f)		4,514		4,537,133
Voya CLO Ltd. (b)(c):
Series 2012-2AR, Class CR, 3.63%, 10/15/22 (d)		1,350		1,350,675
Series 2016-3A, Class C, 4.67%, 10/18/27		435		425,474
Series 2016-3A, Class D, 7.67%, 10/18/27		385		364,826
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.77%, 5/25/47 (b)		10,979		7,371,428
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (c)(f)		2,309		2,341,641

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (continued)
York CLO-3 Ltd., Series 2016-1A, Class E, 6.56%, 7/20/25 (b)(c)	USD	1,000	$894,848
Total Asset-Backed Securities — 30.4%			220,697,417

Corporate Bonds
Aerospace & Defense — 1.1%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (c)(d)		840	667,800
Bombardier, Inc. (c):
7.50%, 3/15/18		21	22,247
5.50%, 9/15/18		502	517,447
4.75%, 4/15/19		149	148,255
6.00%, 10/15/22		33	29,288
6.13%, 1/15/23		369	320,299
7.50%, 3/15/25		706	631,870
Harris Corp., 3.83%, 4/27/25 (d)		750	783,800
KLX, Inc., 5.88%, 12/01/22 (c)(d)		345	351,106
Lockheed Martin Corp., 4.70%, 5/15/46 (d)		400	453,630
TransDigm, Inc.:
5.50%, 10/15/20		262	269,205
7.50%, 7/15/21 (d)		312	329,940
6.00%, 7/15/22 (d)		1,833	1,910,902
6.50%, 7/15/24 (d)		356	374,690
6.38%, 6/15/26 (c)		541	553,227
United Technologies Corp., 3.75%, 11/01/46		700	694,319

			8,058,025
Air Freight & Logistics — 0.3%
FedEx Corp.:
3.90%, 2/01/35		500	496,753
4.75%, 11/15/45 (d)		500	543,725
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	114,353
6.50%, 6/15/22 (c)(d)	USD	760	790,400
6.13%, 9/01/23 (c)		341	350,804

			2,296,035
Airlines — 3.2%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22 (c)(d)		2,747	2,877,466
American Airlines Pass-Through Trust (d):
Series 2013-1, Class C, 6.13%, 7/15/18 (c)		1,080	1,120,500
Series 2013-2, Class A, 4.95%, 7/15/24		1,998	2,180,083
Continental Airlines Pass-Through Trust (d):
Series 2003-ERJ1, 7.88%, 1/02/20		365	380,536
Series 2007-1, Class B, 6.90%, 10/19/23		383	406,474
Series 2012-1, Class B, 6.25%, 10/11/21		371	393,289
Series 2012-3, Class C, 6.13%, 4/29/18		408	428,400
Delta Air Lines Pass-Through Trust, Class B (d):
Series 2007-1, 8.02%, 2/10/24		1,860	2,120,473
Series 2012-1, 6.88%, 5/07/19 (c)		3,330	3,595,865
United Airlines Pass-Through Trust (d):
Series 2014-2, Class B, 4.63%, 3/03/24		2,487	2,530,140
Series 2015-1, Class A, 3.70%, 6/01/24		3,570	3,784,200
US Airways Pass-Through Trust, Class B (d):
Series 2011-1, 9.75%, 4/22/20		1,997	2,242,029
Series 2013-1, 5.38%, 5/15/23		816	842,513

			22,901,968
Auto Components — 0.4%
Allison Transmission, Inc., 5.00%, 10/01/24 (c)		461	470,220
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	198,254

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	41

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Auto Components (continued)
Delphi Automotive PLC (d):
4.25%, 1/15/26	USD	400	$432,699
4.40%, 10/01/46		280	275,899
Faurecia, 3.63%, 6/15/23	EUR	111	126,286
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		133	161,878
4.75%, 7/15/22		100	121,345
FTE Verwaltungs GmbH, 9.00%, 7/15/20		100	115,297
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	77	77,674
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (d)		481	478,836
IHO Verwaltungs GmbH (h):
(2.75% Cash or 3.50% PIK), 2.75%, 9/15/21	EUR	100	112,296
(3.25% Cash or 4.00% PIK), 3.25%, 9/15/23		100	111,435
(4.13% Cash or 4.88% PIK), 4.13%, 9/15/21 (c)	USD	214	218,126
(3.75% Cash or 4.50% PIK), 3.75%, 9/15/26	EUR	100	108,412
(4.50% Cash or 5.25% PIK), 4.50%, 9/15/23 (c)	USD	229	230,746

			3,239,403
Automobiles — 0.3%
General Motors Co., 6.25%, 10/02/43 (d)		2,194	2,512,121
Banks — 1.1%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	100	107,305
Bank of Ireland, 4.25%, 6/11/24 (b)		100	110,346
Bankia SA, 4.00%, 5/22/24 (b)		300	330,351
CIT Group, Inc.:
5.25%, 3/15/18 (d)	USD	588	608,968
5.50%, 2/15/19 (c)		280	294,700
5.00%, 8/01/23 (d)		880	937,288
Commerzbank AG:
7.75%, 3/16/21	EUR	100	130,627
4.00%, 3/23/26		47	52,056
Intesa Sanpaolo SpA, 2.86%, 4/23/25		115	123,330
Rizal Commercial Banking Corp., 4.25%, 1/22/20	USD	100	104,993
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (c)		5,000	4,900,000

			7,699,964
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (d)		2,160	2,470,040
Biotechnology — 0.3%
Amgen, Inc., 4.40%, 5/01/45 (d)		1,100	1,118,472
Gilead Sciences, Inc., 4.75%, 3/01/46 (d)		700	755,909
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	145	166,003

			2,040,384
Building Materials — 0.0%
Dry Mix Solutions Investissements SAS, 3.95%, 6/15/21 (b)		100	109,841
Titan Global Finance PLC, 3.50%, 6/17/21		100	113,343

			223,184
Building Products — 0.5%
American Builders & Contractors Supply Co., Inc. (c)(d):
5.63%, 4/15/21	USD	375	387,187
5.75%, 12/15/23		155	161,588
Builders FirstSource, Inc., 5.63%, 9/01/24 (c)		94	94,940
Building Materials Corp. of America (c):
5.38%, 11/15/24		110	113,713

Corporate Bonds	Par (000)		Value
Building Products (continued)
Building Materials Corp. of America (c) (continued):
6.00%, 10/15/25 (d)	USD	247	$263,660
HeidelbergCement AG, 2.25%, 3/30/23	EUR	100	114,989
Louisiana-Pacific Corp., 4.88%, 9/15/24 (c)	USD	106	104,145
Masonite International Corp., 5.63%, 3/15/23 (c)(d)		360	372,600
Ply Gem Industries, Inc., 6.50%, 2/01/22 (d)		729	760,784
Standard Industries, Inc. (c)(d):
5.13%, 2/15/21		47	49,350
5.50%, 2/15/23		257	267,280
USG Corp.:
9.50%, 1/15/18 (d)		652	702,530
5.88%, 11/01/21 (c)		80	83,800
5.50%, 3/01/25 (c)(d)		435	463,275

			3,939,841
Capital Markets — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18 (d)		140	140,176
E*Trade Financial Corp. (d):
5.38%, 11/15/22		185	197,738
4.63%, 9/15/23		490	508,375

			846,289
Chemicals — 0.8%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	109,912
Axalta Coating Systems LLC, 4.88%, 8/15/24 (c)	USD	265	268,975
CF Industries, Inc., 4.95%, 6/01/43 (d)		430	356,744
Chemours Co.:
6.63%, 5/15/23 (d)		430	417,100
7.00%, 5/15/25		165	160,463
Huntsman International LLC, 4.88%, 11/15/20		180	186,786
Ineos Finance PLC, 4.00%, 5/01/23	EUR	115	128,663
Inovyn Finance PLC, 6.25%, 5/15/21		100	114,908
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (d)	USD	1,140	1,014,600
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	109	120,702
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)	USD	145	147,719
Platform Specialty Products Corp. (c)(d):
10.38%, 5/01/21		65	70,200
6.50%, 2/01/22		1,427	1,384,190
PQ Corp., 6.75%, 11/15/22 (c)(d)		355	382,956
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	153	162,077
Versum Materials, Inc., 5.50%, 9/30/24 (c)	USD	185	189,162
WR Grace & Co-Conn, 5.63%, 10/01/24 (c)(d)		300	324,750

			5,539,907
Commercial Services & Supplies — 1.4%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	100	121,788
ADT Corp.:
3.50%, 7/15/22	USD	506	479,435
4.13%, 6/15/23		86	84,092
4.88%, 7/15/32 (c)		149	126,650
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (c)(e)		267	268,335
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)(d)		5,000	5,932,650
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 11.06%, 12/01/18 (h)	EUR	100	110,550
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)	USD	782	783,955
Intelsat Jackson Holdings SA, 7.25%, 4/01/19		347	279,769
Iron Mountain, Inc., 6.00%, 10/01/20 (c)(d)		435	460,556
Mobile Mini, Inc., 5.88%, 7/01/24		515	536,887
Silk Bidco AS, 7.50%, 2/01/22	EUR	108	124,390

See Notes to Financial Statements.

42	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (continued)
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	144	$153,127
5.75%, 11/15/24 (d)		450	466,875
5.88%, 9/15/26		90	91,674
5.50%, 5/15/27 (e)		178	177,110

			10,197,843
Communications Equipment — 0.5%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (d)		1,565	1,725,412
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)(d)		610	640,500
CommScope, Inc., 5.00%, 6/15/21 (c)		170	173,825
Nokia OYJ, 6.63%, 5/15/39 (d)		245	264,600
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25 (d)		1,107	1,165,472

			3,969,809
Construction & Engineering — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (c)		808	852,440
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)(d)		643	561,017
Engility Corp., 8.88%, 9/01/24 (c)		298	303,960

			1,717,417
Construction Materials — 0.5%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)(d)		295	271,217
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (d)		353	377,710
HD Supply, Inc. (c)(d):
5.25%, 12/15/21		1,265	1,344,063
5.75%, 4/15/24		1,157	1,214,850
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	202	235,882
PulteGroup, Inc.:
5.50%, 3/01/26	USD	213	221,520
6.00%, 2/15/35		48	47,760
Rexel SA, 3.50%, 6/15/23	EUR	223	250,918

			3,963,920
Consumer Finance — 1.0%
Ally Financial, Inc., 8.00%, 11/01/31 (d)	USD	4,555	5,443,225
Navient Corp.:
5.00%, 10/26/20 (d)		370	365,375
6.63%, 7/26/21		173	174,297
5.50%, 1/25/23		162	147,015
7.25%, 9/25/23		471	469,234
6.13%, 3/25/24		132	120,780
5.88%, 10/25/24		138	123,165
5.63%, 8/01/33		105	83,213
OneMain Financial Holdings LLC (c):
6.75%, 12/15/19		186	192,510
7.25%, 12/15/21		130	134,550

			7,253,364
Containers & Packaging — 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (c)(d)		630	648,900
4.25%, 1/15/22	EUR	100	113,068
6.75%, 5/15/24		156	182,380
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (c):
6.25%, 1/31/19	USD	403	410,556
4.63%, 5/15/23		252	254,520
7.25%, 5/15/24 (d)		1,574	1,660,570
Bahia Sul Holdings GmbH, 5.75%, 7/14/26 (c)		354	350,035

Corporate Bonds	Par (000)		Value
Containers & Packaging (continued)
Ball Corp., 5.00%, 3/15/22 (d)	USD	440	$473,000
Crown European Holdings SA:
4.00%, 7/15/22	EUR	103	123,810
3.38%, 5/15/25		154	173,331
Fibria Overseas Finance Ltd., 5.25%, 5/12/24	USD	538	550,778
JH-Holding Finance SA, 8.25%, 12/01/22 (h)	EUR	102	120,376
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	245	251,125
5.75%, 10/15/20		590	605,505
8.25%, 2/15/21		1,191	1,244,298
4.38%, 7/15/21 (b)(c)		866	883,320
5.13%, 7/15/23 (c)		139	142,692
7.00%, 7/15/24 (c)		714	763,087
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	200	228,058
Sealed Air Corp.:
4.88%, 12/01/22 (c)(d)	USD	100	105,375
4.50%, 9/15/23	EUR	100	121,301
6.88%, 7/15/33 (c)	USD	99	106,425
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.38%, 5/01/22 (c)		498	502,980
Suzano Trading Ltd., 5.88%, 1/23/21 (c)		583	601,948
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	100	115,154

			10,732,592
Diversified Consumer Services — 0.4%
APX Group, Inc.:
6.38%, 12/01/19	USD	455	469,219
8.75%, 12/01/20		125	120,938
7.88%, 12/01/22		144	151,561
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (c)(d)		1,196	1,270,750
Service Corp. International, 5.38%, 5/15/24 (d)		385	404,250
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	112,591

			2,529,309
Diversified Financial Services — 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.95%, 2/01/22 (d)	USD	1,750	1,783,635
Aircastle Ltd., 6.25%, 12/01/19 (d)		784	853,580
Deutsche Bank AG:
4.25%, 10/14/21 (c)(d)		1,150	1,157,574
4.50%, 5/19/26	EUR	100	105,090
Double Eagle Acquisition, Inc., 7.50%, 10/01/24 (c)	USD	300	309,000
FBM Finance, Inc., 8.25%, 8/15/21 (c)		130	135,850
Ford Motor Credit Co. LLC, 4.39%, 1/08/26 (d)		1,250	1,316,174
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	120,870
General Motors Financial Co., Inc., 4.25%, 5/15/23 (d)	USD	326	338,334
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)(d)		845	838,662
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (h)	EUR	358	413,003
UniCredit SpA:
6.95%, 10/31/22		270	335,190
5.75%, 10/28/25 (b)		207	238,825

			7,945,787
Diversified Telecommunication Services — 2.8%
AT&T, Inc., 4.75%, 5/15/46 (d)	USD	2,545	2,490,476
CenturyLink, Inc.:
6.45%, 6/15/21 (d)		709	756,857
Series U, 7.65%, 3/15/42		174	154,860
Series Y, 7.50%, 4/01/24		70	72,888
Cincinnati Bell, Inc., 7.00%, 7/15/24 (c)		651	681,922
Consolidated Communications, Inc., 6.50%, 10/01/22		113	111,305

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	43

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corp.:
7.13%, 3/15/19	USD	195	$208,650
7.13%, 1/15/23 (d)		65	58,459
7.63%, 4/15/24 (d)		650	578,500
6.88%, 1/15/25 (d)		1,155	967,312
11.00%, 9/15/25		485	496,592
Level 3 Financing, Inc.:
5.38%, 8/15/22		140	143,850
5.63%, 2/01/23 (d)		296	304,140
5.13%, 5/01/23 (d)		900	909,000
5.38%, 1/15/24 (d)		294	299,880
5.38%, 5/01/25 (d)		550	558,250
5.25%, 3/15/26 (c)		186	188,790
OTE PLC, 3.50%, 7/09/20	EUR	200	222,624
SBA Communications Corp., 4.88%, 9/01/24 (c)(d)	USD	641	641,000
Telecom Italia Capital SA:
6.38%, 11/15/33		91	93,230
6.00%, 9/30/34 (d)		834	829,830
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	81	116,634
Telecom Italia SpA:
3.25%, 1/16/23		273	315,321
3.63%, 1/19/24		146	168,934
Verizon Communications, Inc., 6.55%, 9/15/43 (d)	USD	6,500	8,516,917
Windstream Corp., 7.75%, 10/01/21		31	30,729
Windstream Services LLC, 7.50%, 6/01/22		94	88,830

			20,005,780
Electric Utilities — 1.0%
AES Corp., 4.88%, 5/15/23 (d)		350	347,267
AES Gener SA, 5.00%, 7/14/25 (c)(d)		1,032	1,057,809
Baltimore Gas & Electric Co., 3.50%, 8/15/46		500	488,145
Duke Energy Corp., 4.80%, 12/15/45 (d)		1,500	1,680,553
Southern Co., 4.40%, 7/01/46 (d)		1,000	1,056,122
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20 (d)		1,700	1,763,750
Virginia Electric & Power Co., Series A, 6.00%, 5/15/37 (d)		750	982,958

			7,376,604
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 4/15/23	EUR	111	129,161
Trionista TopCo GmbH, 6.88%, 4/30/21		213	246,214

			375,375
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (d)	USD	770	816,200
5.00%, 9/01/23 (d)		550	564,795
5.50%, 12/01/24		357	374,961

			1,755,956
Energy Equipment & Services — 0.4%
Ensco PLC, 4.50%, 10/01/24		162	129,600
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (c)(d)		418	395,010
Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/01/22		150	154,125
Halliburton Co., 3.80%, 11/15/25 (d)		750	780,210
Noble Holding International Ltd.:
4.63%, 3/01/21		30	25,334
7.20%, 4/01/25		40	32,600
Transocean, Inc.:
6.00%, 3/15/18		195	195,585
7.38%, 4/15/18		35	35,438
8.13%, 12/15/21		221	213,309

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Transocean, Inc. (continued):
5.55%, 10/15/22	USD	722	$617,310
Weatherford International Ltd., 7.75%, 6/15/21		210	212,100

			2,790,621
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	111,970
Food & Staples Retailing — 1.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC (c):
6.63%, 6/15/24	USD	254	263,525
5.75%, 3/15/25 (d)		347	342,555
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	258,520
3.31%, 1/25/23		200	243,155
CVS Health Corp., 5.13%, 7/20/45 (d)	USD	750	874,943
Dollar Tree, Inc., 5.75%, 3/01/23 (d)		2,510	2,673,150
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24		75	80,438
Rite Aid Corp.:
6.75%, 6/15/21 (d)		329	345,450
6.13%, 4/01/23 (c)(d)		1,648	1,738,640
7.70%, 2/15/27		359	445,160
Tesco PLC, 6.00%, 12/14/29	GBP	50	67,082
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44 (d)	USD	750	803,038

			8,135,656
Food Products — 0.9%
Acosta, Inc., 7.75%, 10/01/22 (c)(d)		464	397,880
Aramark Services, Inc.:
5.13%, 1/15/24		483	505,942
5.13%, 1/15/24 (c)		137	143,508
4.75%, 6/01/26 (c)		252	252,000
Arcor SAIC, 6.00%, 7/06/23 (c)		470	498,200
Darling Global Finance BV, 4.75%, 5/30/22	EUR	107	123,039
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (c)	USD	200	206,500
JBS USA LLC/JBS USA Finance, Inc. (c):
7.25%, 6/01/21		40	41,000
5.88%, 7/15/24		169	169,845
5.75%, 6/15/25		558	546,840
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (c)(d)		486	501,795
Minerva Luxembourg SA, 6.50%, 9/20/26 (c)		511	500,473
Post Holdings, Inc. (c):
6.75%, 12/01/21		120	128,400
7.75%, 3/15/24 (d)		840	928,368
8.00%, 7/15/25		395	450,300
5.00%, 8/15/26 (d)		143	138,710
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)(d)		307	320,047
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)(d)		159	170,766
WhiteWave Foods Co., 5.38%, 10/01/22 (d)		211	237,375

			6,260,988
Health Care Equipment & Supplies — 0.5%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)(d)		641	549,658
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)(d)		1,235	1,133,112
IDH Finance PLC, 6.25%, 8/15/22	GBP	100	119,891
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (c)(d)	USD	193	181,420
Medtronic, Inc., 4.50%, 3/15/42		1,000	1,103,507
Teleflex, Inc.:
3.88%, 8/01/17 (i)		110	255,956

See Notes to Financial Statements.

44	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc. (continued):
4.88%, 6/01/26	USD	63	$64,575

			3,408,119
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23 (d)		455	455,569
6.50%, 3/01/24		69	70,380
Aetna, Inc., 4.38%, 6/15/46		600	608,442
Alere, Inc., 6.38%, 7/01/23 (c)		315	324,450
Amsurg Corp., 5.63%, 7/15/22 (d)		810	826,200
Centene Corp.:
5.63%, 2/15/21 (d)		403	422,751
4.75%, 5/15/22 (d)		487	494,305
6.13%, 2/15/24		40	42,600
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		463	353,038
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24 (d)		772	755,112
5.00%, 5/01/25		7	6,755
Envision Healthcare Corp., 5.13%, 7/01/22 (c)(d)		205	205,000
HCA, Inc.:
6.50%, 2/15/20 (d)		1,103	1,221,572
7.50%, 2/15/22 (d)		800	910,400
5.88%, 3/15/22 (d)		124	136,400
4.75%, 5/01/23		56	58,310
5.88%, 5/01/23		90	95,485
5.00%, 3/15/24 (d)		450	468,675
5.38%, 2/01/25		562	573,633
5.25%, 4/15/25 (d)		1,220	1,277,950
5.88%, 2/15/26 (d)		508	533,400
5.25%, 6/15/26 (d)		520	543,400
4.50%, 2/15/27 (d)		511	504,613
HealthSouth Corp.:
5.75%, 11/01/24 (d)		836	862,125
5.75%, 9/15/25 (d)		126	130,410
2.00%, 12/01/43 (i)		375	435,938
Hologic, Inc., 5.25%, 7/15/22 (c)(d)		502	530,915
MEDNAX, Inc., 5.25%, 12/01/23 (c)(d)		239	249,755
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (c)		345	369,116
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (c)		350	354,813
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		82	87,330
Tenet Healthcare Corp. (d):
6.00%, 10/01/20		1,150	1,211,387
8.13%, 4/01/22		637	622,667
6.75%, 6/15/23		974	894,862
UnitedHealth Group, Inc., 4.38%, 3/15/42 (d)		750	813,230

			17,450,988
Hotels, Restaurants & Leisure — 3.9%
Boyd Gaming Corp., 6.88%, 5/15/23		290	310,300
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (d)		1,840	1,909,000
Cemex Finance LLC, 9.38%, 10/12/22 (c)(d)		1,103	1,205,028
CPUK Finance Ltd., 7.00%, 2/28/42	GBP	168	217,129
Enterprise Inns PLC, 6.00%, 10/06/23		3,320	4,141,441
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)(d)	USD	484	479,160
Gala Electric Casinos Ltd., 11.50%, 6/01/19	GBP	64	80,391
International Game Technology PLC, 4.75%, 2/15/23	EUR	107	127,296

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (c):
5.00%, 6/01/24	USD	45	$46,800
5.25%, 6/01/26		159	165,758
McDonald’s Corp., 3.70%, 1/30/26 (d)		750	793,772
MGM Resorts International:
8.63%, 2/01/19		170	190,719
6.75%, 10/01/20		32	35,520
6.63%, 12/15/21 (d)		1,550	1,731,164
7.75%, 3/15/22		10	11,575
4.63%, 9/01/26		256	246,400
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (c)(d)		1,397	1,486,967
New Red Finance, Inc., 6.00%, 4/01/22 (c)(d)		1,130	1,180,850
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	208	237,237
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (d)	USD	460	473,800
Sabre GLBL, Inc., 5.25%, 11/15/23 (c)(d)		317	325,321
Scientific Games International, Inc.:
7.00%, 1/01/22 (c)(d)		185	196,766
10.00%, 12/01/22		545	504,125
Six Flags Entertainment Corp. (c):
5.25%, 1/15/21 (d)		310	319,300
4.88%, 7/31/24		161	161,403
Station Casinos LLC, 7.50%, 3/01/21 (d)		1,085	1,141,440
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,969	2,581,494
Series M, 7.40%, 3/28/24		6,400	7,937,039
Vue International Bidco PLC, 7.88%, 7/15/20		117	148,793
Yum! Brands, Inc., 3.88%, 11/01/23	USD	110	109,175

			28,495,163
Household Durables — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)(d)		750	761,250
CalAtlantic Group, Inc.:
8.38%, 1/15/21		144	171,000
5.38%, 10/01/22		6	6,338
5.25%, 6/01/26		10	9,900
Century Communities, Inc., 6.88%, 5/15/22 (d)		830	844,525
DR Horton, Inc., 4.00%, 2/15/20 (d)		80	83,454
Lennar Corp.:
4.50%, 11/15/19 (d)		320	337,200
4.75%, 4/01/21		68	72,038
4.75%, 11/15/22		184	191,360
4.88%, 12/15/23 (d)		146	148,920
4.75%, 5/30/25 (d)		410	415,945
Newell Brands, Inc., 4.20%, 4/01/26 (d)		1,000	1,080,513
PulteGroup, Inc., 6.38%, 5/15/33 (d)		600	619,500
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		180	191,700
Standard Pacific Corp., 5.88%, 11/15/24		35	37,363
Tempur Sealy International, Inc., 5.50%, 6/15/26		80	82,400
TRI Pointe Group, Inc.:
4.38%, 6/15/19 (d)		225	230,062
4.88%, 7/01/21		210	216,300
5.88%, 6/15/24 (d)		140	145,075

			5,644,843
Household Products — 0.2%
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		176	187,000
Spectrum Brands, Inc. (d):
6.63%, 11/15/22		710	761,035
6.13%, 12/15/24		681	745,695

			1,693,730

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	45

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp. (d):
6.00%, 1/15/22 (c)	USD	64	$66,900
5.38%, 1/15/23		240	237,600
5.88%, 1/15/24 (c)		240	253,200
Dynegy, Inc.:
6.75%, 11/01/19 (d)		1,030	1,042,453
7.38%, 11/01/22		30	28,931
7.63%, 11/01/24		140	134,050
8.00%, 1/15/25 (c)		26	25,090
NRG Energy, Inc.:
7.88%, 5/15/21		82	85,690
6.63%, 3/15/23		45	44,887
7.25%, 5/15/26 (c)		233	229,251
6.63%, 1/15/27 (c)(d)		676	633,115
NRG Yield Operating LLC, 5.38%, 8/15/24 (d)		130	132,600
QEP Resources, Inc., 5.38%, 10/01/22 (d)		1,020	1,009,800

			3,923,567
Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., 9.25%, 10/15/24 (c)		380	396,862
General Electric Co., 4.13%, 10/09/42		750	796,141

			1,193,003
Insurance — 0.5%
American International Group, Inc., 4.80%, 7/10/45		500	532,157
Aon PLC, 3.88%, 12/15/25 (d)		1,280	1,357,905
Assicurazioni Generali SpA, 5.00%, 6/08/48 (b)	EUR	100	110,598
HUB International Ltd. (c):
9.25%, 2/15/21	USD	195	201,825
7.88%, 10/01/21 (d)		738	754,384
TMF Group Holding BV, 9.88%, 12/01/19	EUR	101	117,525
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)	USD	705	717,337

			3,791,731
Internet & Direct Marketing Retail — 0.0%
Netflix, Inc., 4.38%, 11/15/26 (c)		153	150,514
Internet Software & Services — 0.2%
Equinix, Inc. (d):
4.88%, 4/01/20		144	149,040
5.88%, 1/15/26		636	679,833
Netflix, Inc.:
5.50%, 2/15/22		15	16,238
5.75%, 3/01/24 (d)		423	460,012
5.88%, 2/15/25		26	28,828

			1,333,951
IT Services — 0.9%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)(d)		287	302,067
Fidelity National Information Services, Inc., 3.00%, 8/15/26 (d)		1,000	977,395
First Data Corp. (c)(d):
7.00%, 12/01/23		2,308	2,417,630
5.75%, 1/15/24		2,738	2,779,070
Western Digital Corp., 10.50%, 4/01/24 (c)		121	139,755

			6,615,917
Machinery — 0.1%
Gardner Denver, Inc., 6.88%, 8/15/21 (c)		155	151,900
SPX FLOW, Inc. (c):
5.63%, 8/15/24		330	334,538
5.88%, 8/15/26		175	177,625

Corporate Bonds		Par (000)	Value
Machinery (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	142	$165,311

			829,374
Media — 6.7%
Adria Bidco BV, 7.88%, 11/15/20		100	114,440
Altice Financing SA:
5.25%, 2/15/23		108	123,744
7.50%, 5/15/26 (c)	USD	264	271,920
Altice US Finance I Corp. (c):
5.38%, 7/15/23 (d)		980	1,002,589
5.50%, 5/15/26		488	497,760
AMC Networks, Inc.:
4.75%, 12/15/22 (d)		344	350,880
5.00%, 4/01/24		161	163,013
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23 (d)		1,500	1,612,723
Cablevision SA, 6.50%, 6/15/21 (c)		389	404,560
Cablevision Systems Corp.:
8.63%, 9/15/17		126	131,670
7.75%, 4/15/18		517	544,789
8.00%, 4/15/20		202	214,120
CBS Radio, Inc., 7.25%, 11/01/24 (c)		264	274,230
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22 (d)		560	583,100
5.13%, 2/15/23 (d)		709	733,815
5.13%, 5/01/23 (c)(d)		719	742,367
5.88%, 4/01/24 (c)(d)		147	155,453
5.75%, 2/15/26 (c)(d)		233	242,757
5.50%, 5/01/26 (c)		470	481,459
5.88%, 5/01/27 (c)(d)		1,010	1,057,975
Cellnex Telecom SA, 2.38%, 1/16/24	EUR	100	111,504
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c):
6.38%, 9/15/20	USD	145	149,350
5.13%, 12/15/21		662	644,570
7.75%, 7/15/25 (d)		1,630	1,744,100
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (c)(d)		3,000	3,515,550
Clear Channel International BV, 8.75%, 12/15/20 (c)(d)		508	533,400
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (d)		3,013	3,068,740
6.50%, 11/15/22		185	185,925
Series B, 7.63%, 3/15/20 (d)		884	855,270
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (c)(d)		1,195	1,278,650
Comcast Corp., 4.60%, 8/15/45 (d)		1,750	1,942,913
CSC Holdings LLC:
10.13%, 1/15/23 (c)(d)		1,188	1,339,470
5.25%, 6/01/24 (d)		1,556	1,454,860
6.63%, 10/15/25 (c)(d)		350	379,313
10.88%, 10/15/25 (c)		393	451,950
Discovery Communications LLC, 4.95%, 5/15/42 (d)		400	389,900
DISH DBS Corp. (d):
6.75%, 6/01/21		430	461,983
5.88%, 7/15/22		219	226,118
5.88%, 11/15/24		158	159,086
7.75%, 7/01/26		1,100	1,207,943
DISH Network Corp., 3.38%, 8/15/26 (c)(i)		293	335,668
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	113,069
Hughes Satellite Systems Corp. (c):
5.25%, 8/01/26	USD	244	240,340
6.63%, 8/01/26		321	317,790

See Notes to Financial Statements.

46	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Media (continued)
iHeartCommunications, Inc. (d):
9.00%, 12/15/19	USD	254	$192,723
10.63%, 3/15/23		936	675,090
Intelsat Jackson Holdings SA (d):
7.25%, 10/15/20		163	123,574
5.50%, 8/01/23		867	574,387
Interpublic Group of Cos., Inc., 4.20%, 4/15/24 (d)		1,000	1,066,638
LG Finance Co. Corp., 5.88%, 11/01/24 (c)		101	101,947
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	177	219,561
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (c)	USD	101	109,333
MDC Partners, Inc., 6.50%, 5/01/24 (c)(d)		423	360,608
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)(d)		250	261,875
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)(d)		629	635,290
National CineMedia LLC, 5.75%, 8/15/26 (c)		98	100,940
Nexstar Escrow Corp., 5.63%, 8/01/24 (c)		267	264,998
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)(d)		710	724,200
Numericable Group SA, 5.38%, 5/15/22	EUR	116	132,788
Outfront Media Capital LLC/Outfront Media Capital Corp. (d):
5.25%, 2/15/22	USD	102	105,570
5.63%, 2/15/24		364	378,560
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)(d)		350	372,969
SFR Group SA (c)(d):
6.00%, 5/15/22		1,492	1,529,777
7.38%, 5/01/26		2,371	2,394,710
Sirius XM Radio, Inc., 4.25%, 5/15/20 (c)(d)		704	719,488
Time Warner, Inc.:
4.65%, 6/01/44		111	114,903
4.85%, 7/15/45		158	167,799
Tribune Media Co., 5.88%, 7/15/22 (d)		776	776,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	117	132,611
3.50%, 1/15/27		188	202,507
6.25%, 1/15/29		100	121,852
Univision Communications, Inc. (c)(d):
5.13%, 5/15/23	USD	1,029	1,044,435
5.13%, 2/15/25		800	802,000
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	114	122,797
Virgin Media Finance PLC, 5.75%, 1/15/25 (c)(d)	USD	850	841,500
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	100	120,070
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (c)	USD	200	201,750
4.88%, 1/15/27	GBP	130	155,540
6.25%, 3/28/29		175	224,289
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)(d)	USD	980	1,021,650
Wind Acquisition Finance SA:
7.00%, 4/23/21	EUR	122	139,450
7.38%, 4/23/21 (c)	USD	930	955,575

			49,000,580
Metals & Mining — 2.8%
Alcoa Nederland Holding BV (c):
6.75%, 9/30/24		200	207,000
7.00%, 9/30/26		200	205,960

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Alcoa, Inc.:
5.87%, 2/23/22 (d)	USD	900	$962,280
5.13%, 10/01/24		140	145,953
5.90%, 2/01/27		120	126,563
Anglo American Capital PLC:
4.45%, 9/27/20 (c)		100	102,000
4.13%, 4/15/21 (c)		200	202,175
3.50%, 3/28/22	EUR	100	116,358
4.13%, 9/27/22 (c)(d)	USD	400	396,000
3.25%, 4/03/23	EUR	100	113,861
ArcelorMittal:
7.25%, 2/25/22	USD	24	27,240
8.00%, 10/15/39		108	116,100
7.75%, 3/01/41		352	369,600
Constellium NV (c)(d):
8.00%, 1/15/23		1,500	1,462,500
5.75%, 5/15/24		500	442,500
First Quantum Minerals Ltd., 7.00%, 2/15/21 (c)		515	488,928
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		322	318,780
2.38%, 3/15/18 (d)		2,528	2,496,400
3.10%, 3/15/20		695	668,937
4.00%, 11/14/21		331	312,795
3.55%, 3/01/22		491	450,492
3.88%, 3/15/23		1,668	1,505,370
5.40%, 11/14/34		140	120,575
5.45%, 3/15/43		1,151	955,330
Glencore Finance Europe SA, 3.38%, 9/30/20	EUR	100	119,765
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (c)	USD	192	209,760
Kaiser Aluminum Corp., 5.88%, 5/15/24		124	130,975
Novelis Corp. (c):
6.25%, 8/15/24		1,024	1,064,960
5.88%, 9/30/26		1,241	1,256,512
Rio Tinto Finance USA Ltd., 4.75%, 3/22/42 (d)		400	437,930
Steel Dynamics, Inc.:
5.13%, 10/01/21 (d)		970	1,011,225
5.25%, 4/15/23		525	543,375
Teck Resources Ltd.:
3.00%, 3/01/19 (d)		240	236,400
3.75%, 2/01/23 (d)		338	319,621
8.50%, 6/01/24 (c)(d)		418	483,835
6.00%, 8/15/40 (d)		401	386,965
6.25%, 7/15/41		218	215,820
5.20%, 3/01/42		673	607,382
5.40%, 2/01/43		181	163,353
Teck Resources, Ltd., 6.13%, 10/01/35		102	101,490
United States Steel Corp., 8.38%, 7/01/21 (c)(d)		357	379,313
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)(d)		442	437,580

			20,419,958
Multi-Utilities — 0.1%
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		240	236,400
7.50%, 11/01/23 (c)		225	225,562

			461,962
Multiline Retail — 0.2%
Neiman Marcus Group Ltd. (c)(d):
8.00%, 10/15/21		722	595,650
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (h)		963	757,761
Target Corp., 4.00%, 7/01/42		300	315,415

			1,668,826

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	47

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 9.3%
Anadarko Petroleum Corp., 4.50%, 7/15/44 (d)	USD	500	$470,701
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (c)		65	65,487
Antero Resources Corp., 5.63%, 6/01/23		43	43,860
Apache Corp., 4.75%, 4/15/43 (d)		800	835,494
California Resources Corp., 8.00%, 12/15/22 (c)		320	216,000
Callon Petroleum Co., 6.13%, 10/01/24 (c)		197	202,910
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (d)		790	811,725
Cenovus Energy, Inc.:
5.70%, 10/15/19		51	55,110
5.20%, 9/15/43		25	23,819
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (c)(d)		698	739,880
Chesapeake Energy Corp.:
6.50%, 8/15/17		45	45,731
7.25%, 12/15/18		45	46,238
4.13%, 4/15/19 (b)		402	370,845
6.63%, 8/15/20		239	225,855
6.88%, 11/15/20		224	211,120
4.88%, 4/15/22		520	442,000
8.00%, 12/15/22 (c)		60	60,863
ConocoPhillips Co., 4.95%, 3/15/26 (d)		700	785,253
CONSOL Energy, Inc.:
5.88%, 4/15/22 (d)		2,750	2,542,031
8.00%, 4/01/23		76	75,240
Continental Resources, Inc.:
5.00%, 9/15/22		289	283,220
4.50%, 4/15/23		228	217,170
3.80%, 6/01/24 (d)		579	532,680
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		35	35,613
6.25%, 4/01/23		35	35,438
CrownRock LP/CrownRock Finance, Inc. (c):
7.13%, 4/15/21 (d)		961	989,830
7.75%, 2/15/23		160	170,800
DCP Midstream LLC (c):
4.75%, 9/30/21		160	163,600
6.45%, 11/03/36		193	200,720
6.75%, 9/15/37		278	290,510
Denbury Resources, Inc., 9.00%, 5/15/21 (c)(d)		625	643,750
Devon Energy Corp., 5.85%, 12/15/25 (d)		1,350	1,547,454
Diamondback Energy, Inc., 4.75%, 11/01/24 (c)		91	91,000
Encana Corp. (d):
3.90%, 11/15/21		84	84,991
5.15%, 11/15/41		216	198,020
Energy Transfer Equity LP (d):
5.88%, 1/15/24		960	975,720
5.50%, 6/01/27		415	404,625
Energy Transfer Partners LP, 6.13%, 12/15/45 (d)		500	521,278
Enterprise Products Operating LLC, 3.75%, 2/15/25 (d)		1,250	1,291,816
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (c)(d)		415	438,862
Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (c)		476	488,779
Genesis Energy LP/Genesis Energy Finance Corp.:
6.00%, 5/15/23		59	59,148
5.63%, 6/15/24		449	444,510
GNL Quintero SA:
4.63%, 7/31/29 (c)(d)		535	561,750
4.63%, 7/31/29		279	292,950
Great Western Petroleum LLC/Great Western Finance, Inc., 9.00%, 9/30/21 (c)		331	344,240
Gulfport Energy Corp.:
6.63%, 5/01/23		84	88,200

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp. (continued):
6.00%, 10/15/24 (c)	USD	488	$497,150
Halcon Resources Corp., 8.63%, 2/01/20 (c)		185	188,700
Hess Corp., 4.30%, 4/01/27 (d)		750	746,638
Hilcorp Energy I LP/Hilcorp Finance Co. (c):
7.63%, 4/15/21		50	51,250
5.75%, 10/01/25		197	197,492
Kinder Morgan Energy Partners LP, 4.25%, 9/01/24 (d)		2,500	2,577,525
Matador Resources Co., 6.88%, 4/15/23		460	483,000
MEG Energy Corp., 6.50%, 3/15/21 (c)(d)		2,036	1,756,050
MPLX LP, 4.88%, 6/01/25 (d)		790	824,088
Murphy Oil Corp., 6.88%, 8/15/24 (d)		288	303,827
NGPL PipeCo LLC (c):
7.12%, 12/15/17 (d)		2,866	2,994,970
7.77%, 12/15/37		383	419,385
Noble Energy, Inc., 5.63%, 5/01/21 (d)		1,700	1,762,631
Oasis Petroleum, Inc.:
6.50%, 11/01/21		450	447,187
6.88%, 3/15/22 (d)		490	485,100
6.88%, 1/15/23		115	112,700
ONEOK, Inc.:
4.25%, 2/01/22		80	79,000
7.50%, 9/01/23 (d)		377	431,665
Paramount Resources, Ltd., 6.88%, 6/30/23 (c)		1,235	1,312,187
Parsley Energy LLC/Parsley Finance Corp. (c):
7.50%, 2/15/22 (d)		667	709,521
6.25%, 6/01/24		201	211,050
PDC Energy, Inc.:
7.75%, 10/15/22		236	250,750
6.13%, 9/15/24 (c)		220	228,800
Pertamina Persero PT, 5.63%, 5/20/43 (c)(d)		2,000	2,006,174
Petrobras Argentina SA, 7.38%, 7/21/23 (c)		895	917,375
Petrobras Global Finance BV:
3.00%, 1/15/19 (d)		665	651,035
3.02%, 1/15/19 (b)		560	549,500
8.38%, 5/23/21 (d)		1,479	1,636,218
6.25%, 12/14/26	GBP	194	225,672
6.85%, 6/05/49 (d)	USD	1,214	1,031,900
Petrobras International Finance Co.:
7.88%, 3/15/19		273	293,475
5.75%, 1/20/20		868	895,776
5.38%, 1/27/21		1,256	1,243,691
Petroleos de Venezuela SA:
6.00%, 5/16/24		1,158	434,251
6.00%, 11/15/26		124	45,946
Petroleos Mexicanos, 4.63%, 9/21/23 (c)		309	308,166
QEP Resources, Inc.:
6.88%, 3/01/21		50	52,625
5.25%, 5/01/23		40	39,300
Range Resources Corp. (c):
5.75%, 6/01/21		25	25,375
5.88%, 7/01/22 (d)		579	589,132
5.00%, 8/15/22 (d)		91	88,725
5.00%, 3/15/23		280	270,900
Resolute Energy Corp., 8.50%, 5/01/20		250	248,125
Rockies Express Pipeline LLC (c):
5.63%, 4/15/20 (d)		685	718,394
6.88%, 4/15/40		596	621,330
RSP Permian, Inc., 6.63%, 10/01/22		290	305,587
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22 (d)		752	823,440
5.63%, 4/15/23 (d)		1,980	2,103,750
5.63%, 3/01/25 (d)		311	329,085
5.88%, 6/30/26 (c)		196	211,229
5.00%, 3/15/27 (c)(d)		324	329,670

See Notes to Financial Statements.

48	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.:
7.75%, 6/15/21	USD	536	$498,480
6.13%, 1/15/23 (d)		1,008	861,840
Seven Generations Energy Ltd. (c):
8.25%, 5/15/20 (d)		196	207,760
6.75%, 5/01/23		59	62,392
Shell International Finance BV, 4.38%, 5/11/45 (d)		450	469,107
SM Energy Co.:
6.13%, 11/15/22 (d)		22	22,110
5.00%, 1/15/24		15	13,950
5.63%, 6/01/25 (d)		350	333,375
6.75%, 9/15/26		165	169,125
Southwestern Energy Co.:
7.50%, 2/01/18		40	41,900
5.80%, 1/23/20		644	640,780
4.10%, 3/15/22		216	193,320
6.70%, 1/23/25		65	61,913
Suncor Energy, Inc., 6.50%, 6/15/38 (d)		800	1,025,717
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c):
5.50%, 9/15/24		490	487,550
5.13%, 2/01/25		95	94,762
5.38%, 2/01/27		55	55,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.38%, 8/01/22		95	97,850
5.25%, 5/01/23		16	15,882
6.75%, 3/15/24		82	87,740
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		44	46,035
6.38%, 5/01/24		124	133,610
Transcanada Trust, Series 16-A, 5.88%, 8/15/76 (b)		205	219,350
Weatherford International LLC, 6.80%, 6/15/37		30	24,000
Weatherford International Ltd.:
4.50%, 4/15/22		107	96,300
6.50%, 8/01/36		85	67,150
7.00%, 3/15/38		94	77,550
5.95%, 4/15/42		83	62,665
Whiting Petroleum Corp.:
5.00%, 3/15/19		87	82,650
1.25%, 6/05/20 (i)		823	759,142
5.75%, 3/15/21 (i)		421	416,461
6.25%, 4/01/23 (i)		173	169,344
Williams Cos., Inc.:
3.70%, 1/15/23		63	60,953
4.55%, 6/24/24		138	140,415
5.75%, 6/24/44		930	950,344
Williams Partners LP, 4.50%, 11/15/23 (d)		1,750	1,829,964
WPX Energy, Inc.:
5.25%, 1/15/17		45	45,113
7.50%, 8/01/20		80	84,300
6.00%, 1/15/22		312	311,220
8.25%, 8/01/23		215	232,200
5.25%, 9/15/24 (d)		435	413,250
YPF SA:
8.50%, 3/23/21		83	91,275
8.75%, 4/04/24 (c)		519	571,393
8.50%, 7/28/25 (c)		1,104	1,203,360
8.50%, 7/28/25		97	105,730

			67,367,675
Paper & Forest Products — 0.1%
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	168	191,412

Corporate Bonds		Par (000)	Value
Paper & Forest Products (continued)
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)(d)	USD	390	$375,375

			566,787
Pharmaceuticals — 1.8%
AbbVie, Inc. (d):
3.20%, 5/14/26		775	762,123
4.45%, 5/14/46		1,000	986,825
Actavis Funding SCS (d):
3.80%, 3/15/25		1,000	1,037,814
4.75%, 3/15/45		500	524,466
Concordia International Corp., 9.00%, 4/01/22 (c)		35	34,125
DPx Holdings BV, 7.50%, 2/01/22 (c)		135	142,088
Endo Finance LLC/Endo Finco, Inc. (c)(d):
5.38%, 1/15/23		620	527,000
6.00%, 7/15/23		459	399,330
Forest Laboratories, Inc., 5.00%, 12/15/21 (c)(d)		718	801,493
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (d)		314	327,345
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)(d)		1,166	1,172,413
Mylan NV, 3.95%, 6/15/26 (c)(d)		1,000	997,420
NBTY, Inc., 7.63%, 5/15/21 (c)(d)		733	716,507
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26		300	294,592
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	145	171,924
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		100	118,294
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	USD	500	486,268
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		1,517	1,480,592
5.38%, 3/15/20		161	139,265
6.75%, 8/15/21		1,276	1,103,740
5.63%, 12/01/21		932	764,240
5.88%, 5/15/23		82	64,575
6.13%, 4/15/25		125	98,750

			13,151,189
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp., 3.38%, 10/15/26		250	248,790
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (c)		204	204,510
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.50%, 9/01/26 (c)		521	511,883

			965,183
Real Estate Management & Development — 3.1%
Caifu Holdings Ltd., 8.75%, 1/24/20		3,000	3,146,400
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,039,942
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (c)(d)		4,360	3,930,457
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21	GBP	2,394	2,985,933
Series A6, 5.94%, 9/30/22		6,446	7,540,638
Series A7, 5.27%, 3/30/24		127	140,206
Realogy Group LLC/Realogy Co-Issuer Corp. (c):
4.50%, 4/15/19 (d)	USD	205	212,688
5.25%, 12/01/21		706	742,183
4.88%, 6/01/23 (d)		1,575	1,575,000
Vingroup JSC, 11.63%, 5/07/18 (d)		250	264,500

			22,577,947

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	49

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Road & Rail — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (c):
5.13%, 6/01/22 (d)	USD	850	$833,000
6.38%, 4/01/24		30	30,150
5.25%, 3/15/25 (d)		725	688,750
Avis Budget Finance PLC, 4.13%, 11/15/24	EUR	100	108,677
Burlington Northern Santa Fe LLC, 4.38%, 9/01/42	USD	500	541,417
Herc Rentals, Inc. (c):
7.50%, 6/01/22		106	106,000
7.75%, 6/01/24		10	10,050
Hertz Corp.:
4.25%, 4/01/18 (d)		400	410,000
7.38%, 1/15/21 (d)		265	272,950
5.50%, 10/15/24 (c)		385	373,797
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (c)(d)		4,000	4,430,000
Union Pacific Corp., 4.05%, 11/15/45		500	525,311

			8,330,102
Semiconductors & Semiconductor Equipment — 0.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		89	94,118
Micron Technology, Inc. (c):
5.25%, 8/01/23 (d)		343	336,140
5.63%, 1/15/26		82	79,540
Microsemi Corp., 9.13%, 4/15/23 (c)		41	47,253
NXP BV/NXP Funding LLC (c):
4.13%, 6/15/20 (d)		760	801,800
4.13%, 6/01/21		203	216,702
4.63%, 6/15/22 (d)		410	446,900
3.88%, 9/01/22		200	211,500
4.63%, 6/01/23		224	245,280
ON Semiconductor Corp., Series B, 2.63%, 12/15/26 (i)		280	321,475
QUALCOMM, Inc., 4.65%, 5/20/35 (d)		400	434,760
Sensata Technologies BV, 5.00%, 10/01/25 (c)		15	15,375
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (c)(d)		540	584,550

			3,835,393
Software — 1.4%
ACI Worldwide, Inc., 6.38%, 8/15/20 (c)(d)		580	597,400
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		392	358,680
Inception Merger Sub, Inc./Rackspace Hosting, Inc., 8.63%, 11/15/24 (c)(e)		794	794,000
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		51	44,115
Infor US, Inc., 6.50%, 5/15/22 (d)		1,505	1,555,794
Informatica LLC, 7.13%, 7/15/23 (c)(d)		521	485,832
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (c)		159	164,167
Microsoft Corp., 3.70%, 8/08/46 (d)		1,750	1,710,051
Nuance Communications, Inc. (c):
5.38%, 8/15/20 (d)		115	118,163
6.00%, 7/01/24		220	231,000
Oracle Corp., 4.00%, 7/15/46 (d)		1,500	1,481,295
PTC, Inc., 6.00%, 5/15/24		119	125,843
Rolta Americas LLC, 8.88%, 7/24/19 (d)(j)(k)		200	25,750
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)(d)		1,020	1,140,176
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (d)		584	611,740
TIBCO Software, Inc., 11.38%, 12/01/21 (c)		422	407,230
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 2/01/23	EUR	100	104,977

			9,956,213

Corporate Bonds		Par (000)	Value
Specialty Retail — 0.5%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (d)	USD	740	$762,200
JC Penney Corp., Inc.:
6.38%, 10/15/36		143	121,550
7.40%, 4/01/37		261	238,815
L Brands, Inc., 6.88%, 11/01/35 (d)		479	507,740
Lowe’s Cos., Inc., 4.65%, 4/15/42		400	450,805
Penske Automotive Group, Inc.:
5.38%, 12/01/24 (d)		613	616,065
5.50%, 5/15/26		212	210,410
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (d)		427	444,080
THOM Europe SAS Senior Secured 7.38%, 7/15/19	EUR	100	115,659

			3,467,324
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc., 4.65%, 2/23/46 (d)	USD	1,500	1,653,216
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (c):
4.42%, 6/15/21		145	151,628
7.13%, 6/15/24		514	563,064
6.02%, 6/15/26		170	185,309
8.35%, 7/15/46		150	181,754
Western Digital Corp., 7.38%, 4/01/23 (c)(d)		495	541,406

			3,276,377
Textiles, Apparel & Luxury Goods — 0.1%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	117,481
Hanesbrands, Inc. (c):
4.63%, 5/15/24	USD	59	59,995
4.88%, 5/15/26		120	122,100
Springs Industries, Inc., 6.25%, 6/01/21		59	61,360

			360,936
Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 9/15/21	GBP	100	121,176
MGIC Investment Corp., 5.75%, 8/15/23	USD	181	190,955
Radian Group, Inc., 5.25%, 6/15/20 (d)		390	409,988

			722,119
Tobacco — 0.4%
Altria Group, Inc., 4.50%, 5/02/43 (d)		750	811,177
Philip Morris International, Inc., 4.38%, 11/15/41 (d)		900	954,742
Reynolds American, Inc., 5.85%, 8/15/45 (d)		715	888,964

			2,654,883
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust (c):
Series 2012-1, Class B, 6.50%, 5/30/21		424	440,935
Series 2013-1, Class A, 5.25%, 5/30/25 (d)		2,326	2,448,032

			2,888,967
Transportation Infrastructure — 0.2%
CEVA Group PLC, 7.00%, 3/01/21 (c)		510	413,100
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (c)(e)		390	389,563
Transurban Finance Co., 4.13%, 2/02/26 (c)(d)		520	550,952

			1,353,615
Utilities — 0.2%
AES Panama SRL, 6.00%, 6/25/22 (c)		291	303,038
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	114,935
Emera US Finance LP, 4.75%, 6/15/46 (c)	USD	200	212,539

See Notes to Financial Statements.

50	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Utilities (continued)
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (c)	USD	778	$828,570

			1,459,082
Wireless Telecommunication Services — 2.6%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (c)		77	79,888
8.25%, 10/15/23 (d)		1,099	1,159,445
Digicel Ltd., 6.00%, 4/15/21 (c)(d)		5,389	4,821,538
GEO Group, Inc.:
5.13%, 4/01/23 (d)		440	383,350
6.00%, 4/15/26		71	61,238
Softbank Corp., 4.50%, 4/15/20 (c)(d)		1,500	1,541,250
Sprint Capital Corp.:
6.90%, 5/01/19		155	163,137
6.88%, 11/15/28 (d)		2,084	1,917,280
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)(d)		2,191	2,410,100
7.00%, 8/15/20		510	530,400
Sprint Corp.:
7.25%, 9/15/21		115	117,731
7.88%, 9/15/23		1,526	1,510,740
7.13%, 6/15/24 (d)		1,024	962,560
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (c)		490	493,675
T-Mobile USA, Inc.:
6.63%, 4/28/21 (d)		250	262,187
6.73%, 4/28/22 (d)		945	987,525
6.00%, 3/01/23		40	42,100
6.84%, 4/28/23 (d)		610	651,480
6.50%, 1/15/24 (d)		440	470,800
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	100	111,422

			18,677,846
Total Corporate Bonds — 63.9%			464,584,016

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.0%
Engility Corp., Term Loan B1, 4.78%, 8/12/20	USD	25	25,285
Air Freight & Logistics — 0.0%
CEVA Group PLC, Synthetic LOC, 6.50%, 3/19/21		30	24,257
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		31	24,974
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		5	4,064
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		44	34,991

			88,286
Auto Components — 0.1%
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		517	508,905
Chemicals — 0.0%
Chemours Co., Term Loan B, 3.75%, 5/12/22		27	26,579
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		183	184,524

			211,103
Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		289	289,365
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		208	204,967

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Camelot UK Holdco Ltd., Term Loan B, 4.75%, 10/03/23	USD	353	$353,293

			847,625
Containers & Packaging — 0.0%
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		197	197,787
Diversified Consumer Services — 0.2%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		194	194,314
Bright Horizons Family Solutions, Inc., Term Loan B, 5.25%, 1/30/20		481	482,968
Laureate Education, Inc., Term Loan B, 8.87%, 3/17/21		477	472,333

			1,149,615
Diversified Financial Services — 0.6%
Aviron Capital LLC, Term Loan, 15.00%, 10/20/17		11,081	4,266,266
Lone Star LSPT Future Funding, Mortgage Loan, 0.33%, 9/09/20		202	202,000

			4,468,266
Diversified Telecommunication Services — 0.0%
Telenet International Finance Sarl, Term Loan AD, 4.36%, 6/30/24		213	213,045
Electric Utilities — 0.1%
TEX Operations Co. LLC:
Exit Term Loan B, 5.00%, 8/04/23		591	595,481
Exit Term Loan C, 5.00%, 8/04/23		129	129,497

			724,978
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Term Loan, 1.97%, 7/13/20		387	367,669
Food Products — 0.1%
Chobani LLC, 1st Lien Term Loan, 5.25%, 10/07/23		368	371,912
Health Care Equipment & Supplies — 0.1%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		310	308,603
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		279	275,480
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		366	357,692

			941,775
Health Care Providers & Services — 0.1%
inVentiv Health, Inc., 2016 Term Loan B, 4.75%, 9/28/23		385	384,792
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		344	347,989
Vizient, Inc., 2016 Term Loan B, 5.00%, 2/13/23		113	114,352

			847,133
Hotels, Restaurants & Leisure — 3.1%
Amaya Holdings BV, 1st Lien Term Loan, 5.00%, 8/01/21		313	313,041
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		3,323	3,339,532
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 6.54%, 8/04/19		6,500	6,435,000
Hilton Los Cabos, B-Note, 8.78%, 9/18/18		5,375	5,267,500
Hilton Orlando, Mezzanine A3, 6.78%, 7/09/19		7,250	7,250,000

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	51

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20	USD	259	$260,377

			22,865,450
Industrial Conglomerates — 0.1%
Vertiv Co., Term Loan B, 6.00%, 9/29/23		878	872,512
Insurance — 0.6%
Alliant Holdings I, Inc., Incremental Term Loan B2, 5.25%, 8/12/22		276	277,689
Dallas Design District, Mezzanine Term Loan, 7.23%, 11/09/19		4,000	3,900,000
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		472	468,433

			4,646,122
Internet Software & Services — 0.0%
Rackspace Hosting, Inc., 1st Lien Term Loan, 5.00%, 10/26/23		260	258,700
IT Services — 0.0%
WEX, Inc., Term Loan B, 4.25%, 7/01/23		158	159,280
Machinery — 0.1%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		482	442,248
Media — 0.3%
iHeartCommunications, Inc., Term Loan D, 7.28%, 1/30/19		1,169	883,305
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,091	1,042,105

			1,925,410
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 3.75%, 6/30/19		428	427,526
Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp., Term Loan A, 3.53%, 10/01/19		283	273,390
Chesapeake Energy Corp., Term Loan, 8.50%, 8/23/21		1,679	1,793,870
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		97	91,085

			2,158,345
Pharmaceuticals — 0.2%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		318	318,465
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		724	723,332
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		177	177,039
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 4.29%, 10/20/18		84	83,350
Series C2 Term Loan B, 5.25%, 12/11/19		40	40,177
Series D2 Term Loan B, 5.00%, 2/13/19		25	24,920
Series E Term Loan B, 5.25%, 8/05/20		302	300,719
Series F1 Term Loan B, 5.50%, 4/01/22		86	85,250

			1,753,252
Professional Services — 0.1%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		298	295,367
2014 2nd Lien Term Loan, 7.50%, 7/25/22		91	86,247

			381,614
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd., Term Loan B3, 3.53%, 2/01/23		545	550,362

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23	USD	46	$46,009

			596,371
Software — 0.4%
BMC Software Finance, Inc., Term Loan, 5.00%, 9/10/20		776	763,492
Kronos, Inc.:
1st Lien Term Loan, 9.25%, 10/04/23		639	641,543
2nd Lien Term Loan, 5.00%, 10/04/24		664	683,827
RP Crown Parent LLC, 2016 Term Loan B, 4.50%, 10/12/23		198	197,859
Solera LLC, Term Loan B, 5.75%, 3/03/23		442	446,405
Tibco Software Inc., Term Loan B, 6.50%, 12/04/20		534	533,547

			3,266,673
Specialty Retail — 0.0%
Leslie’s Poolmart, Inc., 2016 Term Loan, 5.25%, 8/16/23		164	165,025
Textiles, Apparel & Luxury Goods — 0.1%
Ascend Performance Materials LLC, Term Loan B, 6.50%, 8/12/22		297	295,856
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		134	101,966

			397,822
Total Floating Rate Loan Interests — 7.0%			51,279,734

Foreign Agency Obligations
Argentina Bonar Bonds:
24.51%, 3/28/17 (b)	ARS	23,955	1,579,586
9.00%, 11/29/18	USD	144	159,318
Argentine Bonos del Tesoro:
22.75%, 3/05/18	ARS	9,149	619,298
21.20%, 9/19/18		18,297	1,270,918
18.20%, 10/03/21		176	12,382
16.00%, 10/17/23		88	5,844
15.50%, 10/17/26		70	4,676
Argentine Republic Government International Bond:
6.25%, 4/22/19 (c)(d)	USD	6,667	7,067,020
6.88%, 4/22/21		361	390,602
3.88%, 1/15/22	EUR	561	604,753
7.50%, 4/22/26 (c)(d)	USD	3,437	3,754,922
5.83%, 12/31/33 (b)	ARS	54	24,947
7.82%, 12/31/33	EUR	1,152	1,360,593
7.63%, 4/22/46 (c)(d)	USD	2,767	3,021,564
Brazilian Government International Bond:
2.88%, 4/01/21	EUR	261	294,380
7.13%, 1/20/37 (d)	USD	222	253,080
5.00%, 1/27/45 (d)		595	525,088
Cyprus Government International Bond, 4.63%, 2/03/20 (c)	EUR	2,950	3,502,290
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	800	780,000
Iceland Government International Bond, 5.88%, 5/11/22 (d)		3,415	4,002,824
Jordan Government International Bond, 5.75%, 1/31/27 (c)(e)		326	324,403
Mexican Udibonos, Inflation Protected, 3.50%, 12/14/17	MXN	292	87,666
Portugal Government International Bond, 5.13%, 10/15/24 (c)(d)	USD	5,430	5,375,700

See Notes to Financial Statements.

52	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Foreign Agency Obligations		Par (000)	Value
Saudi Arabia Government Bond (c):
2.38%, 10/26/21	USD	1,182	$1,179,045
4.50%, 10/26/46		363	357,101
Slovenia Government International Bond, 5.85%, 5/10/23 (c)		766	907,710
Sri Lanka Government International Bond, 5.88%, 7/25/22 (d)		3,000	3,056,616
Turkey Government Bond:
8.50%, 7/10/19	TRY	1,430	454,291
10.50%, 1/15/20		2,143	714,391
Turkey Government International Bond:
6.75%, 4/03/18 (d)	USD	4,164	4,387,815
7.00%, 3/11/19 (d)		1,300	1,405,625
7.50%, 11/07/19 (d)		2,550	2,830,500
5.63%, 3/30/21		331	349,559
Venezuela Government International Bond, 8.25%, 10/13/24		128	56,272
Total Foreign Agency Obligations — 7.0%			50,720,779

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 21.5%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.44%, 11/25/46 (b)		6,292	3,293,153
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.77%, 3/25/36 (b)		12,985	10,334,035
Series 2007-J2, Class 2A1, 1.18%, 7/25/37 (b)		5,322	2,706,600
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,939	2,270,447
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 3.10%, 11/25/36 (b)		7,644	6,442,174
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.81%, 12/25/35 (b)		3,712	3,252,661
Series 2005-9CB, Class 1A3, 0.98%, 5/25/35 (b)		4,557	3,700,946
Series 2006-40T1, Class 2A5, 0.93%, 12/25/36 (b)		2,896	870,574
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		3,368	2,382,527
Series 2006-J7, Class 2A1, 2.20%, 11/20/36 (b)		7,435	4,403,020
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,360	1,642,240
Series 2006-OA14, Class 3A1, 1.37%, 11/25/46 (b)		11,752	9,711,041
Series 2006-OA16, Class A2, 0.72%, 10/25/46 (b)		7,807	6,629,358
Series 2006-OA18, Class A1, 0.65%, 12/25/46 (b)		4,705	4,074,654
Series 2006-OA22, Class A1, 0.69%, 2/25/47 (b)		4,364	3,652,153
Series 2006-OA6, Class 1A1A, 0.74%, 7/25/46 (b)		8,687	6,346,344
Series 2006-OA8, Class 1A1, 0.72%, 7/25/46 (b)		3,464	2,830,709
Series 2007-12T1, Class A22, 5.75%, 6/25/37		6,361	4,763,998
Series 2007-12T1, Class A5, 6.00%, 6/25/37		3,087	2,361,928
Series 2007-22, Class 2A16, 6.50%, 9/25/37		11,042	7,971,455
Series 2007-23CB, Class A1, 6.00%, 9/25/37		9,051	7,357,382

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued):
Countrywide Alternative Loan Trust (continued):
Series 2007-4CB, Class 1A3, 0.88%, 4/25/37 (b)	USD	5,661	$4,288,682
Series 2007-OA2, Class 1A1, 1.36%, 3/25/47 (b)		5,976	4,691,542
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.73%, 4/25/46 (b)		10,516	9,251,981
Fannie Mae Connecticut Avenue Securities, Class 1M2 (b):
Series 2014-C02, 3.13%, 5/25/24		7,872	7,687,560
Series 2014-C03, 3.53%, 7/25/24		5,950	5,958,299
Freddie Mac Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		4,746	5,234,938
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.88%, 5/26/37 (b)(c)		16,103	11,191,432
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (b)		9,132	4,073,556
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 1.13%, 8/25/36 (b)		7,637	2,138,411
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.29%, 5/25/47 (b)		5,583	4,891,022

			156,404,822
Commercial Mortgage-Backed Securities — 7.3%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 6.22%, 9/15/18 (b)(c)		7,500	7,085,250
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.12%, 11/15/44 (b)		3,372	3,343,008
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.78%, 12/15/27 (b)(c)		4,678	4,635,765
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (b)(c):
Class D, 3.28%, 6/15/31		3,000	2,976,543
Class E, 5.18%, 6/15/31		1,931	1,926,939
Commercial Mortgage Pass-Through Certificates (b)(c):
Series 2014-FL5, Class HFL1, 3.78%, 7/15/31		6,057	5,739,007
Series 2014-LC15, Class D, 4.94%, 4/10/47		3,000	2,467,081
Series 2014-PAT, Class E, 3.68%, 8/13/27		1,000	985,893
Series 2014-PAT, Class F, 2.97%, 8/13/27		3,000	2,806,155
Series 2014-PAT, Class G, 2.12%, 8/13/27		2,000	1,801,040
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,997,540
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (b)(c)		2,500	2,301,936
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL (b)(c):
Class D, 4.43%, 7/15/31		1,325	1,326,722
Class E, 6.48%, 7/15/31		700	693,227
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.52%, 5/15/32 (b)(c)		3,300	3,186,630
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class E, 3.80%, 6/10/27 (b)(c)		5,000	4,642,881
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (b)(c)		5,000	4,939,997

			52,855,614
Total Non-Agency Mortgage-Backed Securities — 28.8%			209,260,436

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	53

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Preferred Securities		Par (000)	Value

Capital Trusts
Banks — 4.2%
Banco Bilbao Vizcaya Argentaria SA:
7.00% (b)(l)	USD	200	$212,153
8.88% (b)(l)		200	236,565
Banco Nacional de Comercio Exterior SNC, 3.80% (b)(c)(l)		583	577,170
Banco Santander SA, 6.25%, 8/11/26 (b)		200	204,060
Bank of Ireland, 7.38% (b)(l)		200	212,981
BNP Paribas SA, 7.20% (b)(c)(d)(l)		4,000	4,515,000
Capital One Financial Corp., Series E, 5.55% (b)(d)(l)		3,500	3,538,882
Citigroup, Inc.:
5.90% (b)(d)(l)		2,250	2,343,375
5.95% (b)(d)(l)		3,700	3,783,250
Series R, 6.13% (b)(d)(l)		1,170	1,223,118
Cooperatieve Rabobank UA, 6.63% (b)(l)		200	234,611
Fifth Third Bancorp, Series J, 4.90% (b)(d)(l)		3,000	2,904,000
Intesa Sanpaolo SpA, 7.00% (b)(l)		234	248,911
Wells Fargo & Co. (b)(d)(l):
Series S, 5.90%		8,800	9,207,000
Series U, 5.88%		997	1,071,152

			30,512,228
Capital Markets — 1.2%
Goldman Sachs Group, Inc., Series L, 5.70% (b)(d)(l)		1,287	1,303,088
Morgan Stanley, Series H, 5.45% (b)(d)(l)		5,007	5,020,018
State Street Corp., Series F, 5.25% (b)(d)(l)		1,875	1,969,687
UBS Group AG, 5.75% (b)(l)		200	229,430

			8,522,223
Chemicals — 0.0%
Solvay Finance SA, 5.12% (b)(l)		100	117,611
Diversified Financial Services — 5.6%
Bank of America Corp. (b)(d)(l):
Series AA, 6.10%		2,865	2,993,237
Series U, 5.20%		1,750	1,708,438
Series V, 5.13%		705	694,989
Series X, 6.25%		6,175	6,468,313
Bank of New York Mellon Corp., Series D, 4.50% (b)(d)(l)		6,067	5,907,741
Barclays PLC, 7.88% (b)(l)		200	198,800
HBOS Capital Funding LP, 6.85% (l)		100	101,000
JPMorgan Chase & Co.:
Series Q, 5.15% (b)(d)(l)		5,500	5,486,250
Series V, 5.00% (b)(d)(l)		3,830	3,753,400
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)(d)		10,000	10,402,000
Royal Bank of Scotland Group PLC, 8.63% (b)(l)		200	199,000
Societe Generale SA (b)(c)(d)(l):
6.00%		3,000	2,756,100
7.38%		200	198,300

			40,867,568
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV (b)(l):
3.75%		100	108,216
4.20%		300	336,653

			444,869
Electric Utilities — 1.1%
Electricite de France SA, 5.25% (b)(c)(d)(l)		7,500	7,425,000
Enel SpA (b):
6.50%, 1/10/74		102	121,335
7.75%, 9/10/75		100	135,773
Gas Natural Fenosa Finance BV, 4.13% (b)(l)		100	113,233

			7,795,341
Industrial Conglomerates — 0.9%
General Electric Co., Series D, 5.00% (b)(d)(l)		5,921	6,272,707

Capital Trusts		Par (000)	Value
Insurance — 1.3%
Allstate Corp, 5.75%, 8/15/53 (b)(d)	USD	2,000	$2,145,400
Prudential Financial, Inc., 5.63%, 6/15/43 (b)(d)		6,000	6,450,000
Voya Financial, Inc., 5.65%, 5/15/53 (b)(d)		1,090	1,084,550

			9,679,950
Oil, Gas & Consumable Fuels — 0.0%
DCP Midstream LLC, 5.85% (b)(c)(l)		50	42,500
TOTAL SA, 3.88% (b)(l)		100	116,647

			159,147
Total Capital Trusts — 14.4%			104,371,644

Preferred Stocks		Shares
Banks — 0.3%
Citigroup, Inc., Series K, 6.88% (b)(l)		75,000	2,151,750
Capital Markets — 1.9%
Goldman Sachs Group, Inc., Series J, 5.50% (b)(l)		395,017	10,298,093
Morgan Stanley, 6.88% (b)(l)		100,000	2,906,000
SCE Trust III, 5.75% (b)(l)		23,730	681,051

			13,885,144
Real Estate Investment Trusts (REITs) — 2.0%
Firstar Realty LLC, 8.88% (c)(l)		10,000	12,550,000
SunTrust Real Estate Investment Corp., 9.00% (c)(l)		15	1,631,265

			14,181,265
Total Preferred Stocks — 4.2%			30,218,159
Total Preferred Securities — 18.6%			134,589,803

U.S. Treasury Obligations — 0.5%		Par (000)
U.S. Treasury Notes, 1.63%, 2/15/26 (d)	USD	3,700	$3,638,721

Warrants — 0.0%		Shares
Diversified Financial Services — 0.0%
Aviron Capital LLC (Expires 10/20/17) (m)		10	—
Total Long-Term Investments (Cost — $1,136,363,945) — 156.6%			1,137,496,832

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.22% (n)(o)		6,322,410	6,322,410
Total Short-Term Securities (Cost — $6,322,410) — 0.9%			6,322,410
Options Purchased (Cost — $1,769,768) — 0.3%			1,973,849
Total Investments Before Options Written (Cost — $1,144,456,123) — 157.8%			1,145,793,091
Options Written (Premiums Received — $1,449,105) — (0.3)%			(2,076,207)
Total Investments, Net of Options Written (Cost — $1,143,007,018) — 157.5%			1,143,716,884
Liabilities in Excess of Other Assets — (57.5)%			(417,335,839)

Net Assets — 100.0%			$726,381,045

See Notes to Financial Statements.

54	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Notes to Schedule of Investments

(a)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $561 and an original cost of $8,635, which was less than 0.05% of its net assets.

(b)	Variable rate security. Rate as of period end.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	When-issued security.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Amount is less than $500.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Convertible security.

(j)	Non-income producing security.

(k)	Issuer filed for bankruptcy and/or is in default.

(l)	Perpetual security with no stated maturity date.

(m)	All or a portion of security is held by a wholly owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly owned subsidiary.

(n)	During the year ended October 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	6,322,410	6,322,410	$6,322,410	$7,949
BlackRock Liquidity Funds, TempFund, Institutional Class	6,140,532	(6,140,532)	—	—	79,751
Total				$6,322,410	$87,700

(o)	Current yield as of period end.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
UBS Ltd.	0.80%	6/03/15	Open	$158,000	$159,770	Corporate Bonds	Open/Demand
UBS Ltd.	0.85%	6/03/15	Open	232,500	235,333	Corporate Bonds	Open/Demand
UBS Ltd.	0.70%	11/10/15	Open	5,117,775	5,153,301	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	450,215	453,477	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	708,037	713,167	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	542,430	546,360	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	789,750	795,471	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	688,750	693,740	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	549,750	553,733	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	2,095,144	2,110,322	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	680,600	685,531	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/09/15	Open	545,200	549,150	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	12/10/15	Open	1,504,800	1,515,568	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.75%	12/17/15	Open	3,504,644	3,527,935	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.85%	12/17/15	Open	1,387,625	1,398,077	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60%	12/17/15	Open	5,887,500	5,925,573	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	975,550	982,466	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	1,988,437	2,002,533	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	230,313	231,945	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	867,300	873,448	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	12/17/15	Open	702,406	707,388	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.95%	12/17/15	Open	3,224,398	3,251,541	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,685,000	2,700,465	Capital Trusts	Open/Demand
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	3,456,000	3,475,906	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	12/17/15	Open	484,900	487,650	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	12/17/15	Open	202,125	203,737	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	55

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	$123,488	$124,472	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/17/15	Open	737,200	743,406	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/17/15	Open	1,973,420	1,990,032	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/17/15	Open	315,900	318,559	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/17/15	Open	179,878	181,392	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/17/15	Open	275,200	277,517	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/17/15	Open	167,860	169,273	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/17/15	Open	462,075	465,965	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	767,350	774,150	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	492,900	497,268	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	398,475	402,006	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	492,800	497,167	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	241,425	243,564	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	45,390	45,792	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	45,338	45,739	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	193,590	195,305	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	103,500	104,417	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	323,900	326,770	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	124,000	125,099	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	120,080	121,144	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	80,250	80,961	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	270,100	272,493	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	373,500	376,810	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	243,000	245,153	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/17/15	Open	323,900	326,770	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	12/17/15	Open	133,200	134,439	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	12/17/15	Open	245,700	247,986	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	12/18/15	Open	406,400	409,789	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	12/18/15	Open	1,050,000	1,059,304	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	12/21/15	Open	1,464,000	1,476,810	Corporate Bonds	Open/Demand
UBS Ltd.	1.00%	12/21/15	Open	9,175,000	9,255,281	Capital Trusts	Open/Demand
UBS Securities LLC	0.75%	12/21/15	Open	3,540,000	3,563,231	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/21/15	Open	4,963,750	4,996,325	Capital Trusts	Open/Demand
UBS Securities LLC	0.75%	12/21/15	Open	5,125,000	5,158,633	Corporate Bonds	Open/Demand
UBS Securities LLC	0.75%	12/21/15	Open	8,206,000	8,259,852	Capital Trusts	Open/Demand
UBS Securities LLC	0.75%	12/21/15	Open	7,068,750	7,115,139	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/21/15	Open	3,062,500	3,089,297	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/21/15	Open	3,135,750	3,163,188	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/21/15	Open	4,071,000	4,106,621	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	12/21/15	Open	3,812,500	3,845,859	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	12/21/15	Open	2,385,000	2,405,869	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.65%	12/22/15	Open	52,981	53,282	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	12/28/15	Open	1,042,335	1,051,282	Corporate Bonds	Open/Demand
UBS Securities LLC	0.60%	1/21/16	Open	1,587,375	1,594,915	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	1/26/16	Open	88,075	88,692	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	1/26/16	Open	845,975	852,555	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	2/09/16	Open	978,412	985,642	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	416,000	419,062	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	178,000	179,310	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	640,000	644,711	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	496,000	499,651	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	2/10/16	Open	1,034,426	1,042,041	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	2/16/16	Open	1,049,510	1,057,031	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	203,000	204,455	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	3/01/16	Open	3,795,000	3,820,827	Capital Trusts	Open/Demand
UBS Securities LLC	1.00%	3/01/16	Open	2,287,500	2,303,068	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	0.64%	3/02/16	Open	2,187,000	2,196,487	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	3/02/16	Open	1,389,760	1,395,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	3/02/16	Open	717,200	722,061	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	3/10/16	Open	325,000	327,122	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	3/17/16	Open	713,000	717,456	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	3/22/16	Open	1,178,000	1,184,963	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	3/22/16	Open	1,219,200	1,224,055	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

56	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	0.64%	3/22/16	Open	$534,750	$536,879	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	3/22/16	Open	242,223	243,353	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	3/22/16	Open	701,250	705,613	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	3/22/16	Open	732,000	736,555	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	3/23/16	Open	321,000	322,988	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	3/30/16	Open	395,000	397,348	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	3/30/16	Open	919,537	925,004	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	4/06/16	Open	38,100	38,241	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	4/06/16	Open	511,010	513,815	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	4/07/16	Open	150,120	150,758	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/07/16	Open	135,450	136,229	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	4/08/16	Open	1,315,843	1,323,262	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	4/13/16	Open	465,750	468,220	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/13/16	Open	628,350	631,858	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/13/16	Open	483,000	485,697	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/13/16	Open	608,000	611,395	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/13/16	Open	909,150	914,226	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	4/13/16	Open	402,675	405,148	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	4/13/16	Open	483,840	486,812	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	4/13/16	Open	490,245	493,256	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/20/16	Open	217,120	218,284	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	544,000	547,062	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	1,409,000	1,416,932	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	1,953,000	1,963,994	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	0.75%	4/21/16	Open	494,000	495,986	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	4/21/16	Open	381,700	383,644	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	4/21/16	Open	347,600	349,370	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	4/21/16	Open	288,000	289,467	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	4/21/16	Open	354,900	356,708	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/21/16	Open	480,375	482,950	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	4/21/16	Open	899,020	904,322	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	4/21/16	Open	280,688	282,343	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	4/21/16	Open	3,477,100	3,495,741	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	4/22/16	Open	311,500	313,054	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/28/16	Open	586,704	589,686	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.25%	4/29/16	Open	499,392	500,023	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	4/29/16	Open	915,800	920,430	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/02/16	Open	464,800	467,137	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	5/04/16	Open	665,824	669,300	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/04/16	Open	120,085	120,682	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	5/04/16	Open	784,550	788,646	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	5/04/16	Open	690,858	694,331	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/05/16	Open	638,000	641,119	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/05/16	Open	451,000	453,205	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/06/16	Open	813,400	817,156	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/09/16	Open	412,000	413,991	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/09/16	Open	1,134,000	1,139,481	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	5/09/16	Open	425,685	427,228	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/09/16	Open	379,500	381,243	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/09/16	Open	211,185	212,155	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/09/16	Open	318,250	319,788	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	5/09/16	Open	608,970	611,913	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	5/09/16	Open	287,525	288,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	5/10/16	Open	659,120	661,654	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/10/16	Open	1,149,000	1,154,742	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	292,000	293,403	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	1,025,000	1,029,926	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	851,000	855,090	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	250,000	251,201	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	728,000	731,498	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/10/16	Open	270,400	271,642	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/10/16	Open	452,880	454,948	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/10/16	Open	135,548	136,166	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	57

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	0.95%	5/10/16	Open	$562,237	$564,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/10/16	Open	620,400	623,381	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	5/10/16	Open	89,505	89,935	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	2,175,554	2,188,698	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.65%	5/12/16	Open	1,396,875	1,401,137	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	5/12/16	Open	401,625	403,510	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	5/16/16	Open	2,612,000	2,624,799	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/16/16	Open	1,747,655	1,755,811	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/17/16	Open	595,875	598,623	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	8,200,000	8,228,358	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	1,560,000	1,567,481	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	633,000	636,036	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	5/19/16	Open	185,000	185,533	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.04%	5/20/16	Open	360,000	361,674	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	5/20/16	Open	2,839,821	2,855,697	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	0.95%	5/23/16	Open	343,400	344,850	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/23/16	Open	949,701	953,974	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	5/24/16	Open	215,000	215,855	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	5/25/16	Open	2,763,354	2,772,565	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/25/16	Open	346,768	348,309	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	5/25/16	Open	371,900	373,532	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	5/26/16	Open	236,931	237,925	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	5/27/16	Open	433,732	435,576	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	5/31/16	Open	317,285	318,625	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	6/01/16	Open	354,750	356,164	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	6/07/16	Open	63,550	63,784	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	6/07/16	Open	478,800	480,536	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	6/15/16	Open	106,000	106,403	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	6/21/16	Open	4,822,606	4,840,155	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	6/29/16	Open	170,150	170,736	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	2,683,000	2,689,916	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	2,512,000	2,518,475	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	1,812,000	1,816,671	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	1,890,000	1,894,872	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	556,000	557,792	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,283,000	2,290,356	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	729,000	731,349	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	4,614,000	4,628,867	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,835,000	2,844,135	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	3,137,000	3,147,108	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,528,000	2,536,146	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,489,000	1,493,798	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	310,000	310,999	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,168,000	1,171,764	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,373,000	2,380,646	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,638,000	2,646,500	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,811,000	1,816,835	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	313,000	314,009	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	355,000	356,144	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	137,000	137,441	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	234,000	234,754	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,412,000	1,416,550	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	587,000	588,891	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,127,000	1,130,631	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	719,000	721,317	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	99,000	99,319	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	849,000	851,736	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	373,000	374,202	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	300,000	300,967	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	124,000	124,400	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,704,000	1,709,491	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	7/07/16	Open	2,766,000	2,775,804	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

58	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	0.95%	7/08/16	Open	$181,770	$182,307	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	7/13/16	Open	128,296	128,665	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	7/19/16	Open	342,336	343,284	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	7/20/16	Open	805,800	807,969	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	7/22/16	Open	305,100	305,931	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	8/02/16	Open	324,675	325,438	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/02/16	Open	2,140,789	2,146,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/05/16	Open	1,279,387	1,282,373	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	8/08/16	Open	17,985	18,027	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(0.25)%	8/10/16	Open	1,384,000	1,383,212	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	1.04%	8/16/16	Open	223,000	223,483	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.00%	8/19/16	Open	5,762,000	5,773,204	Capital Trusts	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	576,000	577,232	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	314,000	314,672	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	2,576,000	2,581,510	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	457,000	457,977	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	337,000	337,721	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	604,000	605,292	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	311,318	311,983	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	608,000	609,375	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	556,000	557,257	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	454,000	455,027	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	525,000	526,187	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	528,000	529,194	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	762,000	763,723	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	768,000	769,737	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	1,032,000	1,034,333	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	8/19/16	Open	971,000	973,196	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	8/19/16	Open	567,000	568,107	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	8/19/16	Open	1,709,000	1,712,157	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	8/19/16	Open	494,997	495,912	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	8/19/16	Open	789,600	791,059	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	971,800	973,690	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	507,000	507,986	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	714,780	716,170	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	306,563	307,159	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	312,405	313,012	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	8/19/16	Open	759,720	761,197	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	8/19/16	Open	1,020,305	1,022,487	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	8/19/16	Open	1,556,105	1,559,433	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	8/19/16	Open	1,128,150	1,130,563	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	8/19/16	Open	1,166,375	1,168,870	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	8/19/16	Open	397,600	398,373	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	8/19/16	Open	795,900	797,448	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	8/19/16	Open	829,855	831,469	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	8/19/16	Open	640,475	641,720	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	8/19/16	Open	1,528,125	1,531,096	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	8/19/16	Open	438,909	439,762	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.15%	8/22/16	Open	752,000	753,682	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	8/25/16	Open	803,305	804,876	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	3,643,500	3,650,205	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	873,311	874,918	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	2,346,000	2,350,317	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	407,844	408,594	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	454,431	455,268	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	166,140	166,446	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	505,196	506,126	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/08/16	Open	260,360	260,839	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/09/16	Open	4,315,500	4,322,842	Foreign Agency Obligations	Open/Demand
RBC Capital Markets, LLC	0.95%	9/13/16	Open	154,400	154,592	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.85%	9/14/16	Open	404,110	404,549	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.90%	9/14/16	Open	633,040	633,768	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	9/15/16	Open	329,560	329,934	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	59

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
Deutsche Bank Securities, Inc.	1.00%	9/16/16	Open	$71,321	$71,412	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	9/19/16	Open	476,138	478,064	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.10%	9/20/16	Open	133,000	133,163	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.75%	9/22/16	Open	915,065	915,808	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/22/16	Open	717,194	718,165	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	9/22/16	Open	526,887	527,601	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	9/23/16	Open	740,720	741,404	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	9/23/16	Open	67,200	67,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	9/29/16	Open	511,406	511,852	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/04/16	Open	105,210	105,285	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	1.53%	10/05/16	11/07/16	827,000	827,911	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.53%	10/05/16	11/07/16	1,073,000	1,074,182	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.53%	10/05/16	11/07/16	826,000	826,910	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.53%	10/05/16	11/07/16	826,000	826,910	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.53%	10/05/16	11/07/16	1,116,000	1,117,230	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.53%	10/05/16	11/07/16	824,000	824,908	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	779,000	779,943	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/01/16	808,000	808,978	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	800,000	800,968	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	1,615,000	1,616,954	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	762,000	762,922	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	980,000	981,186	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	795,000	795,962	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/01/16	800,000	800,968	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	1,611,000	1,612,950	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	782,000	782,946	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	1,333,000	1,334,613	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	779,000	779,943	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	956,000	957,157	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	2,361,000	2,363,857	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.68%	10/05/16	11/07/16	985,000	986,192	Asset-Backed Securities	Up to 30 Days
Barclays Capital, Inc.	2.02%	10/06/16	11/04/16	9,450,094	9,464,436	Asset-Backed Securities	Up to 30 Days
J.P. Morgan Securities LLC	1.88%	10/06/16	11/04/16	5,822,000	5,829,599	Asset-Backed Securities	Up to 30 Days
Morgan Stanley & Co. LLC	1.55%	10/06/16	11/10/16	4,086,000	4,089,694	Asset-Backed Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	1.10%	10/07/16	Open	853,230	853,882	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	10/11/16	Open	43,593	43,610	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	10/13/16	Open	61,843	61,870	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/13/16	Open	172,480	172,552	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/14/16	Open	1,425,520	1,426,102	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	10/14/16	Open	619,650	619,915	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/17/16	Open	459,250	459,408	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	10/18/16	Open	325,960	326,069	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	(2.00)%	10/19/16	Open	495,512	495,210	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	515,000	515,119	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,473,750	1,474,091	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	536,337	536,461	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	511,250	511,368	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	955,000	955,221	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	623,750	623,894	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,019,100	1,019,336	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	609,000	609,141	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,462,500	1,462,838	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,503,750	1,504,098	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,072,500	1,072,748	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,087,500	1,087,751	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	1,080,000	1,080,250	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	992,500	992,729	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	513,750	513,869	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/19/16	Open	950,000	950,186	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	436,837	437,003	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	415,188	415,345	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	270,570	270,673	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	268,110	268,212	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	383,625	383,770	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

60	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.05%	10/19/16	Open	$605,625	$605,855	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	1,461,250	1,461,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	705,000	705,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/19/16	Open	387,500	387,647	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	304,500	304,560	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	947,250	947,435	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	465,750	465,841	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	375,000	375,073	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	817,500	817,660	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	756,000	756,148	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	990,000	990,194	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	252,500	252,549	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	967,500	967,689	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	793,125	793,280	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	415,000	415,081	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,010,000	1,010,198	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	543,750	543,856	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	450,000	450,088	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	783,750	783,903	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	376,500	376,574	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,275,000	1,275,249	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	745,937	746,083	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	567,000	567,111	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	716,250	716,390	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	759,375	759,524	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	950,625	950,811	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	982,500	982,692	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,234,375	1,234,616	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,022,500	1,022,700	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	536,250	536,355	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	751,875	752,022	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	503,750	503,849	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	860,625	860,793	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	473,625	473,718	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	791,250	791,405	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	420,000	420,082	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	537,500	537,605	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	930,000	930,182	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	755,625	755,773	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	263,900	263,952	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/20/16	Open	1,030,000	1,030,201	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/20/16	Open	160,950	160,984	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.05%	10/20/16	Open	249,120	249,200	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	0.40%	10/21/16	Open	3,676,875	3,677,324	U.S. Treasury Obligations	Open/Demand
Deutsche Bank Securities, Inc.	1.05%	10/21/16	Open	162,000	162,038	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	1.25%	10/24/16	Open	415,530	415,617	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.80%	10/25/16	Open	173,250	173,269	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.64%	10/25/16	Open	446,000	446,040	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	480,700	480,763	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	333,750	333,794	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	399,840	399,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	498,465	498,531	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	364,000	364,048	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	344,715	344,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.95%	10/25/16	Open	423,300	423,356	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	452,350	452,413	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	350,470	350,519	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	435,000	435,060	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	367,425	367,476	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	438,600	438,661	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	396,990	397,045	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	394,050	394,105	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	393,390	393,445	Corporate Bonds	Open/Demand

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	61

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (concluded)
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements[1]
RBC Capital Markets, LLC	1.00%	10/25/16	Open	$409,640	$409,697	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	360,500	360,550	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	327,860	327,906	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/25/16	Open	874,650	874,820	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/26/16	Open	1,569,048	1,569,222	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.10%	10/26/16	Open	2,031,040	2,031,288	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/27/16	Open	114,400	114,403	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/27/16	Open	1,201,420	1,201,453	Corporate Bonds	Open/Demand
UBS Securities LLC	0.80%	10/27/16	Open	840,375	840,394	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	0.95%	10/28/16	Open	589,000	589,000	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	0.75%	10/28/16	Open	78,120	78,120	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/28/16	Open	132,525	132,525	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	1.00%	10/28/16	Open	124,950	124,950	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	10/28/16	Open	221,059	221,059	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	10/28/16	Open	424,710	424,710	Corporate Bonds	Open/Demand
UBS Securities LLC	1.00%	10/28/16	Open	1,531,744	1,531,744	Corporate Bonds	Open/Demand
Deutsche Bank Securities, Inc.	1.15%	10/31/16	Open	877,000	877,000	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	0.95%	10/31/16	Open	434,250	434,250	Corporate Bonds	Open/Demand
Total				$425,717,843	$427,328,896

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(46)	2-Year U.S. Treasury Note	December 2016	USD	10,034,469	$9,066
104	5-Year U.S. Treasury Note	December 2016	USD	12,562,875	(35,618)
(86)	10-Year U.S. Treasury Note	December 2016	USD	11,147,750	(6,329)
(71)	10-Year U.S. Ultra Long Treasury Note	December 2016	USD	10,047,610	185,081
(7)	Euro BOBL	December 2016	USD	1,007,482	4,879
(8)	Euro Bund Futures	December 2016	USD	1,424,177	21,344
(77)	Long U.S. Treasury Bond	December 2016	USD	12,529,344	107,697
(1)	UK Long Gilt Bond	December 2016	USD	153,416	7,502
(22)	Ultra U.S. Treasury Bond	December 2016	USD	3,870,625	43,488
Total					$337,110

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,165,824	USD	688,000	Bank of America N.A.	11/03/16	$(9,484)
BRL	1,360,950	USD	430,000	BNP Paribas S.A.	11/03/16	(3,637)
BRL	1,387,610	USD	436,204	Goldman Sachs International	11/03/16	(1,490)
BRL	21,314,948	USD	6,700,496	Morgan Stanley & Co. International PLC	11/03/16	(22,881)
BRL	19,919,776	USD	6,101,751	Royal Bank of Scotland PLC	11/03/16	138,780
BRL	147,647	USD	45,249	Royal Bank of Scotland PLC	11/03/16	1,007
EUR	2,830,000	USD	3,096,991	Citibank N.A.	11/03/16	9,764
EUR	13,488,000	USD	14,760,498	Citibank N.A.	11/03/16	46,535
EUR	500,000	USD	543,701	Morgan Stanley & Co. International PLC	11/03/16	5,195
GBP	21,362,000	USD	25,968,203	Citibank N.A.	11/03/16	179,388
GBP	1,373,000	USD	1,669,055	Citibank N.A.	11/03/16	11,530
USD	680,841	BRL	2,165,824	Bank of America N.A.	11/03/16	2,325
USD	427,824	BRL	1,360,950	BNP Paribas S.A.	11/03/16	1,461
USD	430,000	BRL	1,387,610	Goldman Sachs International	11/03/16	(4,715)
USD	6,835,000	BRL	21,314,948	Morgan Stanley & Co. International PLC	11/03/16	157,385

See Notes to Financial Statements.

62	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,261,915	BRL	19,919,776	Royal Bank of Scotland PLC	11/03/16	$21,383
USD	46,414	BRL	147,647	Royal Bank of Scotland PLC	11/03/16	159
USD	3,186,407	EUR	2,830,000	Citibank N.A.	11/03/16	79,653
USD	15,186,665	EUR	13,488,000	Citibank N.A.	11/03/16	379,632
USD	92,098	EUR	82,000	Deutsche Bank AG	11/03/16	2,079
USD	17,960	EUR	16,000	Royal Bank of Scotland PLC	11/03/16	395
USD	145,925	EUR	130,000	Royal Bank of Scotland PLC	11/03/16	3,212
USD	27,755,091	GBP	21,362,000	Citibank N.A.	11/03/16	1,607,500
USD	1,783,903	GBP	1,373,000	Citibank N.A.	11/03/16	103,319
USD	398,515	GBP	307,000	Citibank N.A.	11/03/16	22,740
MXN	7,762,659	USD	400,000	Citibank N.A.	11/04/16	10,656
MXN	14,858,591	USD	800,000	Citibank N.A.	11/04/16	(13,960)
MXN	16,011,142	USD	821,000	Royal Bank of Scotland PLC	11/04/16	26,012
USD	116,942	JPY	11,877,500	Barclays Bank PLC	11/04/16	3,675
USD	117,461	JPY	11,877,500	UBS AG	11/04/16	4,195
USD	366,300	MXN	7,080,804	Deutsche Bank AG	11/04/16	(8,284)
USD	341,880	MXN	6,499,114	Deutsche Bank AG	11/04/16	(1,932)
USD	394,000	MXN	7,377,429	Deutsche Bank AG	11/04/16	3,724
CNH	1,003,210	USD	150,000	BNP Paribas S.A.	11/07/16	(2,065)
CNH	1,003,145	USD	150,000	Goldman Sachs International	11/07/16	(2,075)
CNH	1,231,654	USD	184,200	Goldman Sachs International	11/07/16	(2,579)
CNH	1,036,531	USD	155,000	Goldman Sachs International	11/07/16	(2,152)
CNH	3,148,986	USD	474,000	Goldman Sachs International	11/07/16	(9,647)
CNH	1,003,390	USD	150,000	Royal Bank of Canada	11/07/16	(2,039)
KRW	625,900,000	USD	550,000	Bank of America N.A.	11/07/16	(2,970)
USD	1,973,000	CNH	13,024,957	Deutsche Bank AG	11/07/16	52,324
USD	635,200	CNH	4,246,557	Morgan Stanley & Co. International PLC	11/07/16	8,997
USD	550,000	KRW	611,435,000	HSBC Bank PLC	11/07/16	15,612
RUB	34,287,000	USD	550,000	Deutsche Bank AG	11/08/16	(10,030)
USD	550,000	RUB	34,864,500	JPMorgan Chase Bank N.A.	11/08/16	935
RUB	23,881,100	USD	380,000	JPMorgan Chase Bank N.A.	11/10/16	(4,099)
USD	380,000	RUB	24,160,400	Bank of America N.A.	11/10/16	(298)
CAD	2,404,701	USD	1,820,000	BNP Paribas S.A.	11/14/16	(27,027)
JPY	286,437,870	CHF	2,700,000	Barclays Bank PLC	11/14/16	2,302
JPY	92,364,272	CHF	870,000	BNP Paribas S.A.	11/14/16	1,387
NOK	60,900,000	SEK	66,823,834	BNP Paribas S.A.	11/14/16	(31,501)
NOK	14,975,000	SEK	15,396,696	Citibank N.A.	11/14/16	106,900
NOK	21,200,000	SEK	22,259,364	Goldman Sachs International	11/14/16	100,118
SEK	19,911,486	NOK	18,600,000	Goldman Sachs International	11/14/16	(45,519)
USD	1,820,000	CAD	2,386,302	BNP Paribas S.A.	11/14/16	40,745
USD	1,366,551	EUR	1,238,439	HSBC Bank PLC	11/14/16	6,408
USD	297,015	EUR	269,171	HSBC Bank PLC	11/14/16	1,393
USD	1,795,000	KRW	2,023,113,985	Nomura International PLC	11/14/16	26,809
USD	1,795,000	KRW	2,022,480,350	Nomura International PLC	11/14/16	27,363
INR	43,020,420	USD	642,000	HSBC Bank PLC	11/15/16	1,802
USD	1,340,000	INR	89,836,816	HSBC Bank PLC	11/16/16	(4,219)
COP	610,080,000	USD	205,000	BNP Paribas S.A.	11/18/16	(2,639)
COP	799,871,500	USD	269,000	HSBC Bank PLC	11/18/16	(3,686)
USD	21,611	ARS	339,827	BNP Paribas S.A.	11/18/16	(582)
USD	10,000	ARS	157,500	BNP Paribas S.A.	11/18/16	(286)
USD	474,000	COP	1,379,577,000	BNP Paribas S.A.	11/18/16	16,399
AUD	1,920,000	NZD	1,979,155	HSBC Bank PLC	11/21/16	45,619
EUR	60,000	SEK	575,027	HSBC Bank PLC	11/21/16	2,197
EUR	4,120,000	SEK	40,726,365	Royal Bank of Scotland PLC	11/21/16	13,304
RUB	207,194,055	USD	3,257,000	BNP Paribas S.A.	11/21/16	(4,735)
SEK	21,544,691	EUR	2,250,000	BNP Paribas S.A.	11/21/16	(84,461)
SEK	18,459,871	EUR	1,930,000	JPMorgan Chase Bank N.A.	11/21/16	(74,741)
USD	646,000	TWD	20,563,795	Royal Bank of Scotland PLC	11/21/16	(5,829)
KRW	502,408,200	USD	444,000	JPMorgan Chase Bank N.A.	11/23/16	(4,913)
MYR	2,890,968	USD	692,000	JPMorgan Chase Bank N.A.	11/23/16	(3,859)
USD	444,000	KRW	506,515,200	Bank of America N.A.	11/23/16	1,324
USD	418,630	AUD	551,000	Morgan Stanley & Co. International PLC	11/25/16	(260)
USD	413,000	CLP	276,358,950	Credit Suisse International	11/25/16	(9,403)
USD	205,000	ZAR	2,864,598	BNP Paribas S.A.	11/25/16	(6,482)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	63

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (concluded)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	205,000	ZAR	2,860,340	Deutsche Bank AG	11/25/16	$(6,168)
ZAR	5,708,237	USD	410,000	Morgan Stanley & Co. International PLC	11/25/16	11,417
USD	1,210,798	TRY	3,748,297	BNP Paribas S.A.	11/28/16	6,339
JPY	28,312,154	USD	271,200	Citibank N.A.	11/29/16	(989)
USD	410,000	ZAR	5,738,831	Deutsche Bank AG	11/29/16	(13,340)
CAD	2,456,454	NZD	2,565,000	JPMorgan Chase Bank N.A.	11/30/16	(381)
USD	140,800	ARS	2,297,856	BNP Paribas S.A.	12/01/16	(8,000)
BRL	1,104,430	USD	344,220	Goldman Sachs International	12/02/16	(1,151)
BRL	21,504,277	USD	6,835,000	Morgan Stanley & Co. International PLC	12/02/16	(155,126)
USD	413,000	BRL	1,328,869	Goldman Sachs International	12/02/16	213
USD	19,300	ARS	299,729	BNP Paribas S.A.	12/05/16	(66)
USD	692,670	CLP	453,026,960	Credit Suisse International	12/05/16	730
USD	340,000	CLP	222,275,000	Royal Bank of Scotland PLC	12/05/16	504
USD	170,129	EUR	155,000	Barclays Bank PLC	12/05/16	(255)
USD	3,100,950	EUR	2,830,000	Citibank N.A.	12/05/16	(9,925)
USD	14,779,368	EUR	13,488,000	Citibank N.A.	12/05/16	(47,303)
USD	25,984,096	GBP	21,362,000	Citibank N.A.	12/05/16	(180,635)
USD	1,670,076	GBP	1,373,000	Citibank N.A.	12/05/16	(11,610)
USD	369,745	GBP	304,000	Royal Bank of Scotland PLC	12/05/16	(2,602)
USD	98,906	JPY	10,399,500	Bank of America N.A.	12/05/16	(372)
USD	99,189	JPY	10,399,500	HSBC Bank PLC	12/05/16	(89)
RUB	25,756,610	USD	410,000	BNP Paribas S.A.	12/07/16	(7,337)
AUD	4,830,000	CAD	4,848,513	Citibank N.A.	12/15/16	54,187
CAD	2,384,667	AUD	2,425,000	JPMorgan Chase Bank N.A.	12/15/16	(64,217)
CAD	2,431,061	AUD	2,405,000	Toronto-Dominion Bank	12/15/16	(14,421)
EUR	3,340,000	CAD	4,818,979	UBS AG	12/15/16	79,554
JPY	197,698,725	CHF	1,890,000	UBS AG	12/15/16	(26,249)
GBP	104,109	USD	136,377	Citibank N.A.	12/21/16	(8,798)
GBP	470,000	USD	612,627	Royal Bank of Scotland PLC	12/21/16	(36,670)
INR	183,401,400	USD	2,730,000	JPMorgan Chase Bank N.A.	12/21/16	927
KRW	171,464,280	USD	156,000	HSBC Bank PLC	12/21/16	(6,167)
KRW	89,046,000	USD	77,600	Nomura International PLC	12/21/16	212
USD	621,948	GBP	470,000	Bank of America N.A.	12/21/16	45,991
USD	382,311	GBP	288,951	Bank of America N.A.	12/21/16	28,218
USD	2,730,000	INR	183,456,000	Nomura International PLC	12/21/16	(1,740)
USD	194,800	KRW	219,763,620	Deutsche Bank AG	12/21/16	2,761
USD	261,261	MXN	5,063,997	Royal Bank of Scotland PLC	12/21/16	(5,250)
INR	185,285,100	USD	2,730,000	UBS AG	12/23/16	28,232
USD	2,730,000	INR	183,483,300	JPMorgan Chase Bank N.A.	12/23/16	(1,410)
GBP	1,720,000	USD	2,126,823	Goldman Sachs International	12/28/16	(18,602)
USD	1,808,436	GBP	1,480,000	Royal Bank of Canada	12/28/16	(5,615)
USD	625,833	EUR	557,814	Goldman Sachs International	1/12/17	11,441
MXN	12,802,911	USD	680,000	Citibank N.A.	2/03/17	(9,429)
USD	1,020,000	MXN	18,744,989	HSBC Bank PLC	2/03/17	38,204
USD	4,310,000	MXN	82,976,896	JPMorgan Chase Bank N.A.	2/03/17	(36,035)
USD	362,400	ARS	6,468,840	BNP Paribas S.A.	7/28/17	(9,896)
Total						$2,498,245

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Barrier Price/Range		Notional		Value
CAD Currency	Call	One touch	Morgan Stanley & Co. International PLC	11/30/16	CAD	1.43	USD	60,000	$3,039
USD Currency	Call	One touch	Morgan Stanley & Co. International PLC	11/30/16	MXN	23		47,976	924
Total									$3,963

See Notes to Financial Statements.

64	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Deutsche Bank AG	11/08/16	MXN	20.00	USD	1,470	$1,743
USD Currency	Call	Goldman Sachs International	11/14/16	MXN	19.00	USD	870	17,427
USD Currency	Call	Deutsche Bank AG	11/15/16	KRW	1,120.00	USD	890	22,245
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	18.75	USD	730	19,232
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.05	AUD	14,380	209,359
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.06	AUD	14,465	130,777
USD Currency	Call	BNP Paribas S.A.	11/23/16	TWD	32.00	USD	820	2,385
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	19.90	USD	820	8,553
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	20.00	USD	870	8,282
EUR Currency	Call	Deutsche Bank AG	11/24/16	ZAR	15.65	EUR	10,095	56,052
AUD Currency	Call	Barclays Bank PLC	11/25/16	CAD	1.04	AUD	14,240	25,499
NZD Currency	Call	JPMorgan Chase Bank N.A.	11/28/16	CAD	0.97	NZD	15,375	65,737
EUR Currency	Call	UBS AG	11/29/16	USD	1.10	EUR	1,033	6,291
CAD Currency	Call	BNP Paribas S.A.	12/12/16	CAD	1.48	EUR	9,800	109,580
AUD Currency	Call	Deutsche Bank AG	12/13/16	CAD	1.04	AUD	9,650	36,461
USD Currency	Call	UBS AG	12/14/16	USD	14.65	USD	1,120	9,047
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	6.75	USD	240	2,680
USD Currency	Call	HSBC Bank PLC	12/15/16	KRW	1,145.00	USD	743	12,147
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.20	EUR	6,475	54,930
GBP Currency	Call	Deutsche Bank AG	12/29/16	USD	1.35	GBP	5,585	1,087
EUR Currency	Call	Morgan Stanley & Co. International PLC	12/01/16	CAD	1.47	EUR	10,040	120,100
NOK Currency	Put	Citibank N.A.	11/10/16	SEK	1.01	NOK	89,855	—
USD Currency	Put	Morgan Stanley & Co. International PLC	11/10/16	INR	67.80	USD	1,340	19,256
EUR Currency	Put	JPMorgan Chase Bank N.A.	11/17/16	SEK	9.45	EUR	9,655	117
USD Currency	Put	Morgan Stanley & Co. International PLC	11/23/16	BRL	3.30	USD	670	26,184
NZD Currency	Put	JPMorgan Chase Bank N.A.	11/28/16	CAD	0.93	NZD	15,375	29,697
USD Currency	Put	Deutsche Bank AG	12/01/16	INR	67.50	USD	804	7,969
USD Currency	Put	JPMorgan Chase Bank N.A.	12/15/16	BRL	3.15	USD	519	7,107
USD Currency	Put	Goldman Sachs International	12/21/16	BRL	3.20	USD	516	10,022
GBP Currency	Put	Deutsche Bank AG	12/22/16	GBP	1.23	GBP	5,620	150,593
GBP Currency	Put	HSBC Bank PLC	12/22/16	GBP	1.27	GBP	8,340	433,684
CAD Currency	Put	BNP Paribas S.A.	12/23/16	JPY	75.10	CAD	14,320	85,356
GBP Currency	Put	Royal Bank of Scotland PLC	12/29/16	USD	1.26	GBP	5,585	249,037
USD Currency	Put	Nomura International PLC	01/06/17	INR	67.40	USD	740	6,876
USD Currency	Put	JPMorgan Chase Bank N.A.	02/01/17	MXN	17.06	USD	16,775	24,374
Total								$1,969,886

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	11/08/16	MXN	20.00	USD	1,470	$(1,850)
NOK Currency	Call	Citibank N.A.	11/10/16	SEK	1.05	NOK	89,855	(419,556)
USD Currency	Call	Goldman Sachs International	11/10/16	ZAR	14.50	USD	410	(347)
USD Currency	Call	Deutsche Bank AG	11/15/16	KRW	1,160.00	USD	1,340	(6,929)
USD Currency	Call	Goldman Sachs International	11/16/16	MXN	20.00	USD	1,170	(9,275)
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.06	AUD	28,765	(198,662)
AUD Currency	Call	HSBC Bank PLC	11/17/16	NZD	1.05	AUD	14,465	(208,902)
USD Currency	Call	Deutsche Bank AG	11/23/16	MXN	21.50	USD	1,310	(3,525)
EUR Currency	Call	Morgan Stanley & Co. International PLC	12/01/16	CAD	1.49	EUR	15,055	(101,622)
EUR Currency	Call	BNP Paribas S.A.	12/12/16	CAD	1.50	EUR	14,700	(100,033)
USD Currency	Call	UBS AG	12/14/16	ZAR	15.50	USD	1,120	(3,065)
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	7.10	USD	240	(45)
USD Currency	Call	HSBC Bank PLC	12/15/16	KRW	1,180.00	USD	1,115	(7,341)
USD Currency	Call	JPMorgan Chase Bank N.A.	12/15/16	BRL	3.40	USD	519	(3,529)
EUR Currency	Call	Deutsche Bank AG	12/22/16	ZAR	16.60	EUR	6,475	(35,625)
GBP Currency	Call	Deutsche Bank AG	12/22/16	USD	1.32	GBP	5,620	(2,628)
GBP Currency	Call	Royal Bank of Scotland PLC	12/29/16	USD	1.35	GBP	5,585	(1,094)
USD Currency	Call	JPMorgan Chase Bank N.A.	02/01/17	MXN	21.22	USD	16,775	(154,347)
USD Currency	Put	Morgan Stanley & Co. International PLC	11/10/16	INR	66.50	USD	740	(605)
USD Currency	Put	Goldman Sachs International	11/16/16	MXN	18.10	USD	890	(3,833)
GBP Currency	Put	Bank of America N.A.	12/22/16	USD	1.18	GBP	5,620	(43,736)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	65

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Options Written (concluded)
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
GBP Currency	Put	HSBC Bank PLC	12/22/16	USD	1.26	GBP	10,025	$(463,031)
CAD Currency	Put	BNP Paribas S.A.	12/23/16	JPY	73.60	CAD	14,320	(53,936)
GBP Currency	Put	Deutsche Bank AG	12/29/16	USD	1.26	GBP	5,585	(249,338)
USD Currency	Put	Nomura International PLC	01/06/17	INR	66.40	USD	1,110	(3,353)
Total								$(2,076,207)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.13%[1]	3-Month LIBOR	N/A	8/25/25	USD	110	$4,699
2.27%[2]	3-Month LIBOR	N/A	9/11/25	USD	68	(3,711)
1.46%[2]	3-Month LIBOR	N/A	6/28/26	USD	1,427	26,902
1.46%[2]	3-Month LIBOR	N/A	6/28/26	USD	357	6,709
Total						$34,599

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection
Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Citibank N.A.	6/20/20	USD	604	$1,786	$4,298	$(2,512)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	604	3,389	5,945	(2,556)
Federation of Malaysia	1.00%	Citibank N.A.	12/20/21	USD	873	8,474	14,664	(6,190)
Federation of Malaysia	1.00%	Barclays Bank PLC	12/20/21	USD	70	678	771	(93)
Federation of Russia	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,333	75,308	77,937	(2,629)
Republic of Argentina	5.00%	Citibank N.A.	12/20/21	USD	1,819	(98,606)	(61,654)	(36,952)
Republic of Argentina	5.00%	Bank of America N.A.	12/20/21	USD	141	(7,622)	(6,655)	(967)
Republic of Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	564	3,001	1,496	1,505
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	553	2,943	2,531	412
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	401	2,132	1,738	394
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	277	1,472	1,066	406
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	346	1,839	1,332	507
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	138	736	533	203
Republic of Philippines	1.00%	UBS AG	12/20/21	USD	341	1,817	1,316	501
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	916	4,872	3,969	903
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	367	1,954	1,592	362
Republic of Philippines	1.00%	BNP Paribas S.A.	12/20/21	USD	205	1,089	592	497
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	196	1,043	473	570
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	989	5,264	2,387	2,877
Republic of Philippines	1.00%	Barclays Bank PLC	12/20/21	USD	2,791	14,847	10,763	4,084
Republic of Philippines	1.00%	Bank of America N.A.	12/20/21	USD	4,640	24,686	40,150	(15,464)
Republic of Philippines	1.00%	Citibank N.A.	12/20/21	USD	659	3,504	5,070	(1,566)
Republic of Philippines	1.00%	Bank of America N.A.	12/20/21	USD	910	4,839	9,149	(4,310)
Republic of South Africa	1.00%	HSBC Bank PLC	12/20/21	USD	175	12,339	13,351	(1,012)
Republic of South Africa	1.00%	BNP Paribas S.A.	12/20/21	USD	2,221	156,564	169,647	(13,083)
Republic of South Africa	1.00%	Barclays Bank PLC	12/20/21	USD	3,555	250,657	267,102	(16,445)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	1,500	105,763	113,355	(7,592)
Republic of South Africa	1.00%	Bank of America N.A.	12/20/21	USD	590	41,600	44,586	(2,986)
Republic of South Africa	1.00%	Goldman Sachs International	12/20/21	USD	364	25,630	27,312	(1,682)
Republic of South Africa	1.00%	Citibank N.A.	12/20/21	USD	1,445	101,885	109,198	(7,313)
Total						$753,883	$864,014	$(110,131)

See Notes to Financial Statements.

66	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD	10,000	$568,836	$(200,830)	$769,666
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	604	(1,786)	(4,505)	2,719
United Mexican States	1.00%	Citibank N.A.	9/20/20	BBB+	USD	604	(3,389)	(5,638)	2,249
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(845,102)	(543,547)	(301,555)
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	5,000	(422,551)	(271,392)	(151,159)
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(845,102)	(263,216)	(581,886)
Markit CMBX North America, Series 8	2.00%	Morgan Stanley Capital Services LLC	10/17/57	A	USD	5,000	(370,480)	(580,295)	209,815
Markit CMBX North America, Series 8	3.00%	Goldman Sachs International	10/17/57	BBB-	USD	10,000	(1,685,119)	(1,108,483)	(576,636)
Markit CMBX North America, Series 9	2.00%	Credit Suisse International	9/17/58	A	USD	2,500	(195,350)	(358,277)	162,927
Markit CMBX North America, Series 9	2.00%	Morgan Stanley Capital Services LLC	9/17/58	A	USD	2,500	(195,350)	(354,817)	159,467
Markit CMBX North America, Series 9	2.00%	Morgan Stanley Capital Services LLC	9/17/58	A	USD	5,000	(390,701)	(703,027)	312,326
Markit CMBX North America, Series 9	3.00%	Morgan Stanley Capital Services LLC	9/17/58	BBB-	USD	2,500	(395,621)	(573,450)	177,829
Total							$(4,781,715)	$(4,967,477)	$185,762

[1] Using Standard & Poor’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	7/03/17	BRL	582	$230	—	$230
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	7/03/17	BRL	14,565	2,836	—	2,836
12.93%[1]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	12,391	3,480	—	3,480
13.11%[1]	1-day BZDIOVER	Citibank N.A.	N/A	7/03/17	BRL	7,438	151	—	151
13.13%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	7/03/17	BRL	6,198	(156)	—	(156)
1.69%[1]	3-Month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	(3,180)	—	(3,180)
1.92%[1]	3-Month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	5,458	—	5,458
12.08%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	11,358	4,899	—	4,899
12.10%[2]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	14,127	5,154	—	5,154
12.29%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/19	BRL	2,672	9,047	—	9,047
12.31%[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	2,574	9,952	—	9,952
12.46%[1]	1-Day BZOVER	Bank of America N.A.	N/A	1/02/19	BRL	2,677	12,258	—	12,258
12.52%[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	1/02/19	BRL	2,676	13,497	—	13,497
10.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	1,483	(3,038)	—	(3,038)
11.00%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/20	BRL	2,965	(5,447)	—	(5,447)
11.02%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	1,580	(2,671)	—	(2,671)
11.03%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	2,814	(4,415)	—	(4,415)
11.04%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	2,861	(4,325)	—	(4,325)
11.10%[1]	1-day BZDIOVER	Goldman Sachs International	N/A	1/02/20	BRL	5,233	(6,757)	—	(6,757)
11.10%[1]	1-day BZDIOVER	Goldman Sachs International	N/A	1/02/20	BRL	1,435	(1,827)	—	(1,827)
11.10%[1]	1-day BZDIOVER	Goldman Sachs International	N/A	1/02/20	BRL	3,797	(4,471)	—	(4,471)
11.38%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	335	363	—	363
11.65%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/20	BRL	4,190	13,563	—	13,563
11.68%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/20	BRL	5,233	18,435	—	18,435
11.88%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	4,011	22,150	—	22,150
11.93%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/20	BRL	4,078	24,467	—	24,467
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	2,270	(2,547)	—	(2,547)
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	1,135	(1,273)	—	(1,273)
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	2,270	(2,547)	—	(2,547)
2.75%[1]	7-day China Fixing Repo Rates	Bank of America N.A.	N/A	5/12/21	CNY	1,816	(2,037)	—	(2,037)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	67

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps (concluded)
Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
10.83%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/23	BRL	2,376	$(11,180)	—	$(11,180)
10.83%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	2,263	(10,697)	—	(10,697)
10.85%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/23	BRL	2,445	(10,753)	—	(10,753)
10.86%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/23	BRL	2,186	(9,203)	—	(9,203)
10.96%[1]	1-day BZDIOVER	Citibank N.A.	N/A	1/02/23	BRL	2,272	(5,328)	—	(5,328)
11.04%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	N/A	1/02/23	BRL	2,170	(2,135)	—	(2,135)
6.32%[1]	1-Month MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	7/17/25	MXN	5,813	(2,294)	$(23)	(2,271)
6.33%[1]	1-Month MXIBTIIE	Citibank N.A.	N/A	7/17/25	MXN	2,897	(1,091)	(15)	(1,076)
6.32%[1]	1-Month MXIBTIIE	Goldman Sachs International	N/A	8/06/25	MXN	8,688	(3,389)	(40)	(3,349)
6.31%[1]	1-Month MXIBTIIE	Deutsche Bank AG	N/A	8/11/25	MXN	6,393	2,896	—	2,896
6.31%[2]	1-Month MXIBTIIE	Bank of America N.A.	N/A	8/11/25	MXN	1,723	763	—	763
6.31%[2]	1-Month MXIBTIIE	Bank of America N.A.	8/24/15	8/11/25	MXN	1,723	763	—	763
6.26%[2]	1-Month MXIBTIIE	Bank of America N.A.	6/27/16	6/15/26	MXN	38,640	(34,335)	—	(34,335)
Total							$15,266	$(78)	$15,344

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

Transactions in Options Written for the Year Ended October 31, 2016

	Calls
		Notional (000)
	Contracts	AUD	EUR	GBP	KRW	NOK	NZD	USD	Premiums Received
Outstanding options, beginning of year	—	—	—	—	911,735	—	—	849	$10,853
Options written	69	80,005	55,985	11,205	—	89,855	25,170	42,408	1,736,954
Options expired	—	(22,495)	(12,880)	—	—	—	—	(16,771)	(497,417)
Options exercised	—	—	(380)	—	(911,735)	—	(25,170)	(808)	(133,576)
Options closed	(69)	(14,280)	(6,495)	—	—	—	—	(209)	(105,254)

Outstanding options, end of year	—	43,230	36,230	11,205	—	89,855	—	25,469	$1,011,560

	Puts
		Notional (000)
	Contracts	AUD	CAD	EUR	GBP	NZD	USD	Premiums Received
Outstanding options, beginning of year	—	—	—	—	—	22,340	564	$101,656
Options written	35	13,215	27,810	64,186	43,086	95,470	43,851	1,814,171
Options expired	—	—	(13,490)	(28,644)	(21,260)	(70,290)	(18,016)	(857,307)
Options exercised	—	—	—	(3,632)	(596)	—	(8,674)	(98,092)
Options closed	(35)	(13,215)	—	(31,910)	—	(47,520)	(14,985)	(522,883)

Outstanding options, end of year	—	—	14,320	—	21,230	—	2,740	$437,545

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$379,057	—	$379,057
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$3,602,572	—	—	3,602,572
Options purchased	Investments at value — unaffiliated[2];	—	—	—	1,973,849	—	—	1,973,849
Swaps — centrally cleared	Net unrealized appreciation[1]	—	—	—	—	38,310	—	38,310
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$2,742,542	—	—	150,362	—	2,892,904

Total		—	$2,742,542	—	$5,576,421	$567,729	—	$8,886,692

See Notes to Financial Statements.

68	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$41,947	—	$41,947
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,104,327	—	—	1,104,327
Options written	Options written at value;	—	—	—	2,076,207	—	—	2,076,207
Swaps — centrally cleared	Net unrealized deppreciation[1]	—	—	—	—	3,711	—	3,711
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	$6,770,374	—	—	135,096	—	6,905,470

Total		—	$6,770,374	—	$3,180,534	$180,754	—	$10,131,662

[1]    Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2] Includes options purchased at value as reported in the Schedule of Investments.

For the year ended October 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$(1,427,490)	—	$(1,427,490)
Forward foreign currency exchange contracts	—	—	—	$7,020,834	—	—	7,020,834
Options purchased[1]	—	—	—	(1,927,041)	(11,487)	—	(1,938,528)
Options written	—	—	—	1,547,563	(8,630)	—	1,538,933
Swaps	—	$1,241,120	—	—	268,710	—	1,509,830

Total	—	$1,241,120	—	$6,641,356	$(1,178,897)	—	$6,703,579

[1] Options purchased are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$262,097	—	$262,097
Forward foreign currency exchange contracts	—	—	—	$2,796,905	—	—	2,796,905
Options purchased[1]	—	—	—	212,793	(3,025)	—	209,768
Options written	—	—	—	(634,443)	502	—	(633,941)
Swaps	—	$(1,340,554)	—	—	40,321	—	(1,300,233)

Total	—	$(1,340,554)	—	$2,375,255	$299,895	—	$1,334,596

[1] Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,140,719
Average notional value of contracts — short	$52,290,909
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$137,977,904
Average amounts sold — in USD	$65,367,545
Options:
Average value of option contracts purchased	$846,569
Average value of option contracts written	$742,650
Average notional value of swaption contracts purchased	$799,732	[1]
Average notional value of swaption contracts written	$799,732	[1]
Credit default swaps:
Average notional value — buy protection	$14,105,305
Average notional value — sell protection	$59,294,496
Interest rate swaps:
Average notional value — pays fixed rate	$7,830,084
Average notional value — receives fixed rate	$15,545,177
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	69

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Derivative Financial Instruments — Offsetting as of Period End

The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Futures contracts	$6,500		$81,792
Forward foreign currency exchange contracts	3,602,572		1,104,327
Options	1,973,849	[1]	2,076,207
Swaps — centrally cleared	—		2,031
Swaps — OTC[2]	2,892,904		6,905,470

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$8,475,825		$10,169,827

Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,500)		(83,823)

Total derivative assets and liabilities subject to an MNA	$8,469,325		$10,086,004

[1] Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.
[2] Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3,6]
Bank of America N.A.	$1,001,392	$(363,375)	—	$(630,000)	$8,017
Barclays Bank PLC	326,058	(326,058)	—	—	—
BNP Paribas S.A.	437,389	(355,766)	—	—	81,623
Citibank N.A.	2,767,652	(848,288)	—	—	1,919,364
Credit Suisse International	163,657	(163,657)	—	—	—
Deutsche Bank AG	419,837	(341,024)	—	(10,000)	68,813
Goldman Sachs International	185,765	(185,765)	—	—	—
HSBC Bank PLC	910,553	(893,109)	—	—	17,444
JPMorgan Chase Bank N.A.	400,899	(378,430)	—	—	22,469
Morgan Stanley & Co. International PLC	352,497	(280,494)	—	—	72,003
Morgan Stanley Capital Services LLC	859,437	(859,437)	—	—	—
Nomura International PLC	61,260	(5,093)	—	—	56,167
Royal Bank of Scotland PLC	453,793	(51,445)	—	—	402,348
UBS AG	129,136	(29,314)	—	—	99,822

Total	$8,469,325	$(5,081,255)	—	$(640,000)	$2,748,070

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged[4]	Net Amount of Derivative Liabilities[5]
Bank of America N.A.	$363,375	$(363,375)	—	—	—
Barclays Bank PLC	2,129,548	(326,058)	—	$(1,803,490)	—
BNP Paribas S.A.	355,766	(355,766)	—	—	—
Citibank N.A.	848,288	(848,288)	—	—	—
Credit Suisse International	367,680	(163,657)	—	(204,023)	—
Deutsche Bank AG	341,024	(341,024)	—	—	—
Goldman Sachs International	1,806,480	(185,765)	—	(1,620,715)	—
HSBC Bank PLC	893,109	(893,109)	—	—	—
JPMorgan Chase Bank N.A.	378,430	(378,430)	—	—	—
Morgan Stanley & Co. International PLC	280,494	(280,494)	—	—	—
Morgan Stanley Capital Services LLC	2,213,883	(859,437)	—	(1,354,446)	—
Nomura International PLC.	5,093	(5,093)	—	—	—
Royal Bank of Canada	7,654	—	—	—	$7,654
Royal Bank of Scotland PLC	51,445	(51,445)	—	—	—
Toronto-Dominion Bank	14,421	—	—	—	14,421
UBS AG	29,314	(29,314)	—	—	—

Total	$10,086,004	$(5,081,255)	—	$(4,982,674)	$22,075

[1] The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
[2] Excess of collateral received from the individual counterparty is not shown for financial reporting purposes
[3] Net amount represents the net amount receivable from the counterparty in the event of default.
[4] Excess of collateral pledged from the individual counterparty is not shown for financial reporting purposes.

[5]    Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

[6] Net amount may also include forward foreign currency exchange contracts and currency options that are not required to be collateralized.

See Notes to Financial Statements.

70	ANNUAL REPORT	OCTOBER 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$203,490,443	$17,206,974	$220,697,417
Common Stocks	$2,621,430	103,935	561	2,725,926
Corporate Bonds	—	464,584,016	—	464,584,016
Floating Rate Loan Interests	—	23,793,299	27,486,435	51,279,734
Foreign Agency Obligations	—	50,720,779	—	50,720,779
Non-Agency Mortgage-Backed Securities	—	185,244,747	24,015,689	209,260,436
Preferred Securities	16,036,894	116,921,644	1,631,265	134,589,803
U.S. Treasury Obligations	—	3,638,721	—	3,638,721
Short-Term Securities:
Money Market Funds	6,322,410	—	—	6,322,410
Options Purchased:
Foreign currency exchange contracts	—	1,973,849	—	1,973,849
Unfunded Floating Rate Loan Interests[1]	—	164,769	—	164,769

Total	$24,980,734	$1,050,636,202	$70,340,924	$1,145,957,860

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$1,810,219	—	$1,810,219
Foreign currency exchange contracts	—	3,602,572	—	3,602,572
Interest rate contracts	$379,057	188,672	—	567,729
Liabilities:
Credit contracts	—	(1,734,588)	—	(1,734,588)
Foreign currency exchange contracts	—	(3,180,534)	—	(3,180,534)
Interest rate contracts	(41,947)	(138,729)	—	(180,676)

Total	$337,110	$547,612	—	$884,722

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[2]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$681,520	—	—	$681,520
Foreign currency at value	6,001,976	—	—	6,001,976
Cash pledged:
Collateral — OTC derivatives	5,280,000	—	—	5,280,000
Centrally cleared swaps	57,590	—	—	57,590
Futures contracts	647,640	—	—	647,640
Liabilities:
Cash received:
Collateral — reverse repurchase agreements	—	$(3,204,000)	—	(3,204,000)
Collateral — OTC derivatives	—	(640,000)	—	(640,000)
Reverse repurchase agreements	—	(427,328,896)	—	(427,328,896)

Total	$12,668,726	$(431,172,896)	—	$(418,504,170)

During the year ended October 31, 2016, there were no transfers between Level 1 and Level 2.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	71

Consolidated Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening balance, as of October 31, 2015	$65,179,443	—	$515,294	$41,246,750	$26,217,945	$1,833,459	$134,992,891
Transfers into Level 3[1]	3,957,160	—	—	—	7,499,925	—	11,457,085
Transfers out of Level 3[2]	(21,386,587)	—	(515,294)	—	—	—	(21,901,881)
Accrued discounts/premiums	(1,391,078)	—	—	(191,957)	255,546	—	(1,327,489)
Net realized gain (loss)	(9,121,226)	—	—	(306,433)	440,545	—	(8,987,114)
Net change in unrealized appreciation (depreciation)[3,4]	2,907,659	$(8,074)	—	(7,042,953)	252,704	(202,194)	(4,092,858)
Purchases	6,960,635	8,635	—	562,258	—	—	7,531,528
Sales	(29,899,032)	—	—	(6,781,230)	(10,650,976)	—	(47,331,238)

Closing Balance, as of October 31, 2016	$17,206,974	$561	—	$27,486,435	$24,015,689	$1,631,265	$70,340,924

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2016[4]	$350,939	$(8,074)	—	$(7,085,999)	$216,367	$(202,194)	$(6,728,961)

[1]    As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of October 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of October 31, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statements of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held October 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

72	ANNUAL REPORT	OCTOBER 31, 2016

Statements of Assets and Liabilities

October 31, 2016	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)	BlackRock Multi-Sector Income Trust (BIT)[1]

Assets
Investments at value — unaffiliated[2]	$2,188,855,540	$506,657,996	$1,139,470,681
Investments at value — affiliated[3]	9,872,272	8,726,574	6,322,410
Cash	—	1,061,042	681,520
Cash pledged:
Collateral — OTC derivatives	80,000	—	5,280,000
Futures contracts	1,776,000	—	647,640
Collateral — reverse repurchase agreements	1,521,000	—	—
Centrally cleared swaps	—	—	57,590
Foreign currency at value[4]	17,051	37,360	6,001,976
Receivables:
Interest — unaffiliated	27,180,292	1,498,899	10,517,476
Investments sold — unaffiliated	17,872,081	5,909,508	7,979,194
Due from broker — swap collateral	520,000	—	—
Dividends — unaffiliated	55,842	—	135,787
Variation margin on futures contracts	52,813	—	6,500
Dividends — affiliated	3,357	107	2,866
Options written	—	—	2,900
Reverse repurchase agreements	—	—	5,866,901
Principal paydowns	—	—	32
Swaps	—	—	12,941
Other	217,087	29,246	48,877
Swap premiums paid	270,797	—	932,323
Unrealized appreciation on:
Forward foreign currency exchange contracts	—	106,262	3,602,572
OTC derivatives	711,381	20,215	1,960,581
Unfunded floating rate loan interests	—	3,211	164,769
Prepaid expenses	10,238	2,294	4,061

Total assets	2,249,015,751	524,052,714	1,189,699,597

Liabilities
Bank overdraft	132,344	—	—
Cash received:
Collateral — reverse repurchase agreements	3,632,000	—	3,204,000
Collateral — OTC derivatives	2,330,000	—	640,000
Options written at value[5]	678,865	—	2,076,207
Reverse repurchase agreements	638,327,195	—	427,328,896
Payables:
Investments purchased — unaffiliated	20,430,459	34,145,544	13,845,528
Investment advisory fees	1,205,715	303,257	782,631
Officer’s and Trustees’ fees	691,361	204,987	66,410
Other accrued expenses	484,671	270,079	440,035
Variation margin on futures contracts	301,265	—	81,792
Income dividends	294,199	28,453	178,001
Bank borrowings	—	148,000,000	—
Interest expense	—	146,791	—
Reverse repurchase agreements	—	—	6,639,393
Options written	—	—	23,630
Variation margin on centrally cleared swaps	—	—	2,031
Swaps	—	—	201
Swap premiums received	570,926	—	5,035,864
Unrealized depreciation on:
Forward foreign currency exchange contracts	—	9,509	1,104,327
OTC derivatives	766,394	—	1,869,606

Total liabilities	669,845,394	183,108,620	463,318,552

Net Assets	$1,579,170,357	$340,944,094	$726,381,045

Net Assets Consist of
Paid-in capital[6,7,8]	$1,700,305,287	$413,240,053	$727,781,455
Undistributed net investment income	1,150,620	2,364,266	2,287,908
Accumulated net realized loss	(246,999,222)	(74,803,749)	(7,534,658)
Net unrealized appreciation	124,713,672	143,524	3,846,340

Net Assets	$1,579,170,357	$340,944,094	$726,381,045

Net asset value	$14.61	$14.41	$18.91

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$2,068,373,404	$506,648,389	$1,138,133,713
[3] Investments at cost — affiliated	$9,872,272	$8,721,635	$6,322,410
[4] Foreign currency at cost	$17,334	$37,188	$5,983,902
[5] Premiums received	$951,118	—	$1,449,105
[6] Par value	$0.001	$0.001	$0.001
[7] Shares outstanding	108,088,170	23,663,232	38,421,624
[8] Shares authorized	unlimited	unlimited	unlimited

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	73

Statements of Operations

Year Ended October 31, 2016	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)	BlackRock Multi-Sector Income Trust (BIT)[1]

Investment Income
Interest — unaffiliated	$108,017,268	$22,629,318	$75,595,096
Dividends — unaffiliated	5,174,042	3,699	3,778,462
Other income — unaffiliated	340,445	150,771	51,733
Dividends — affiliated	55,955	19,836	87,700
Other income — affiliated	—	—	23,247
Foreign taxes withheld	(998)	—	—

Total Investment Income	113,586,712	22,803,624	79,536,238

Expenses
Investment advisory	13,593,941	3,370,992	9,313,154
Officer and Trustees	207,594	48,694	74,114
Accounting services	206,163	50,528	136,408
Transfer agent	149,963	39,439	55,277
Professional	142,728	126,339	178,912
Custodian	120,570	143,524	159,732
Printing	43,106	18,313	31,275
Registration	38,114	8,568	13,547
Miscellaneous	130,023	38,384	103,200

Total expenses excluding interest expense	14,632,202	3,844,781	10,065,619
Interest expense	3,758,384	1,405,115	4,401,025

Total expenses	18,390,586	5,249,896	14,466,644
Less:
Fees waived by the Manager	(10,828)	(2,207)	(17,578)
Fees paid indirectly	(1,660)	—	(1,282)

Total expenses after fees waived and paid indirectly	18,378,098	5,247,689	14,447,784

Net investment income	95,208,614	17,555,935	65,088,454

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(24,826,419)	(5,631,836)	(23,651,903)
Litigation proceeds	—	—	7,473,541
Futures contracts	2,037,293	—	(1,427,490)
Foreign currency transactions	(115)	304,504	6,363,957
Options written	2,227,280	—	1,538,933
Swaps	(16,337,987)	(16,743)	1,509,830
Borrowed bonds	—	—	9,207

	(36,899,948)	(5,344,075)	(8,183,925)

Net change in unrealized appreciation (depreciation) on:
Investments	53,952,691	9,733,150	4,732,420
Investments — affiliated	—	4,939	—
Futures contracts	6,831,632	—	262,097
Foreign currency translations	30	81,742	2,688,611
Options written	(767,707)	—	(633,941)
Swaps	11,649,789	20,215	(1,300,233)
Unfunded floating rate loan interests	—	3,211	164,769

	71,666,435	9,843,257	5,913,723

Net realized and unrealized gain (loss)	34,766,487	4,499,182	(2,270,202)

Net Increase in Net Assets Resulting from Operations	$129,975,101	$22,055,117	$62,818,252

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

74	ANNUAL REPORT	OCTOBER 31, 2016

Statements of Changes in Net Assets

	BlackRock Credit Allocation Income Trust (BTZ)
	Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$95,208,614	$103,314,914
Net realized loss	(36,899,948)	(15,668,157)
Net change in unrealized appreciation (depreciation)	71,666,435	(94,552,781)

Net increase (decrease) in net assets resulting from operations	129,975,101	(6,906,024)

Distributions to Shareholders[1]
From net investment income	(93,623,404)	(97,419,415)
From return of capital	(6,304,109)	(6,993,757)

Decrease in net assets resulting from distributions to shareholders	(99,927,513)	(104,413,172)

Net Assets
Total increase (decrease) in net assets	30,047,588	(111,319,196)
Beginning of year	1,549,122,769	1,660,441,965

End of year	$1,579,170,357	$1,549,122,769

Undistributed net investment income, end of year	$1,150,620	$1,190,408

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

	BlackRock Floating Rate Income Trust (BGT)
	Year Ended October 31,
Increase (Decrease) in Net Assets:	2016	2015[1]

Operations
Net investment income	$17,555,935	$18,385,851
Net realized loss	(5,344,075)	(6,311,073)
Net change in unrealized appreciation (depreciation)	9,843,257	(2,117,191)

Net increase in net assets resulting from operations	22,055,117	9,957,587

Distributions to Shareholders[2]
From net investment income	(16,554,797)	(19,181,416)

Net Assets
Total increase (decrease) in net assets	5,500,320	(9,223,829)
Beginning of year	335,443,774	344,667,603

End of year	$340,944,094	$335,443,774

Undistributed net investment income, end of year	$2,364,266	$82,859

[1]	Consolidated Statement of Changes in Net Assets

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	75

Statements of Changes in Net Assets	BlackRock Multi-Sector Income Trust (BIT)

	Year Ended October 31,
Increase (Decrease) in Net Assets:	2016[1]	2015

Operations
Net investment income	$65,088,454	$59,489,606
Net realized loss	(8,183,925)	(13,674,058)
Net change in unrealized appreciation (depreciation)	5,913,723	(25,710,530)

Net increase in net assets resulting from operations	62,818,252	20,105,018

Distributions to Shareholders[2]
From net investment income	(62,868,881)	(54,109,102)
From net realized gain	—	(2,923,957)

Decrease in net assets resulting from distributions to shareholders	(62,868,881)	(57,033,059)

Net Assets
Total decrease in net assets	(50,629)	(36,928,041)
Beginning of year	726,431,674	763,359,715

End of year	$726,381,045	$726,431,674

Undistributed (distributions in excess of) net investment income, end of year	$2,287,908	$(695,116)

[1]	Consolidated Statement of Changes in Net Assets.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

76	ANNUAL REPORT	OCTOBER 31, 2016

Statements of Cash Flows

Year Ended October 31, 2016	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)	BlackRock Multi-Sector Income Trust (BIT)[1]

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$129,975,101	$22,055,117	$62,818,252
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long term investments and principal paydowns	651,180,393	220,995,988	678,102,000
Purchases of long term investments	(621,794,893)	(259,747,508)	(613,244,479)
Net purchases of short-term securities	(9,262,168)	(6,181,476)	(181,878)
Amortization of premium and accretion of discount on investments	3,837,112	(690,758)	(17,473,558)
Premiums paid on closing options written	(2,456,568)	—	(430,648)
Premiums received from options written	4,573,779	—	3,548,225
Net realized loss on investments, options written and borrowed bonds	22,682,233	5,758,685	21,768,568
Net unrealized loss on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(52,723,054)	(9,843,257)	(5,616,465)
(Increase) Decrease in Assets:
Cash pledged:
Collateral — OTC derivatives	(80,000)	—	(5,280,000)
Collateral — reverse repurchase agreements	1,183,000	—	1,881,755
Futures contracts	2,526,780	—	133,760
Centrally cleared swaps	9,035,930	—	(55,990)
Receivables:
Dividends — affiliated	(3,357)	(107)	(2,866)
Dividends — unaffiliated	5,430	—	—
Interest	2,159,457	200,830	192,821
Swaps	51,769	—	89,734
Variation margin on futures contracts	662,395	—	7,542
Variation margin on centrally cleared swaps	—	—	299
Due from broker — swap collateral	(520,000)	—	—
Other	(217,087)	(29,246)	(48,877)
Swap premiums paid	(7,191)	—	(655,101)
Prepaid expenses	(3,707)	(852)	(1,741)
Increase (Decrease) in Liabilities:
Cash received:
Collateral — reverse repurchase agreements	3,632,000	—	3,204,000
Collateral — OTC derivatives	1,330,000	—	(20,000)
Payables:
Swaps	(126,776)	—	(68,212)
Interest expense	540,048	60,505	500,757
Investment advisory fees	33,069	21,090	(55,978)
Officer’s and Trustees’ fees	81,614	16,506	28,440
Other accrued expenses	218,024	83,113	202,239
Variation margin on futures contracts	140,948	—	55,172
Variation margin on centrally cleared swaps	(498,178)	—	1,844
Swap premiums received	(56,384)	—	2,611,330

Net cash provided by (used for) operating activities	146,099,719	(27,301,370)	132,010,945

Cash Provided by (Used for) Financing Activities
Cash dividends paid to Common Shareholders	(99,992,788)	(16,554,423)	(62,972,222)
Payments on bank borrowings	—	(127,000,000)	—
Proceeds from bank borrowings	—	171,000,000	—
Increase in bank overdraft	132,344	—	—
Net borrowing of reverse repurchase agreements	(47,928,794)	—	(65,527,739)

Net cash provided by (used for) financing activities	(147,789,238)	27,445,577	(128,499,961)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$50	$231	$22,838

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency at value	(1,689,469)	144,438	3,533,822
Cash and foreign currency at value at beginning of year	1,706,520	953,964	3,149,674

Cash and foreign currency at value at end of year	$17,051	$1,098,402	$6,683,496

Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest expense	$3,218,336	$$1,344,610	$3,900,268

[1]	Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	77

Financial Highlights	BlackRock Credit Allocation Income Trust (BTZ)

	Year Ended October 31,
	2016	2015	2014	2013		2012

Per Share Operating Performance
Net asset value, beginning of year	$14.33	$15.36	$14.99	$15.37		$13.94

Net investment income[1]	0.88	0.96	0.99	0.97		0.94
Net realized and unrealized gain (loss)	0.32	(1.02)	0.35	(0.37)		1.43

Net increase (decrease) from investment operations	1.20	(0.06)	1.34	0.60		2.37

Distributions:[2]
From net investment income	(0.86)	(0.91)	(0.97)	(0.98)		(0.94)
From return of capital	(0.06)	(0.06)	—	—		—

Total distributions	(0.92)	(0.97)	(0.97)	(0.98)		(0.94)

Net asset value, end of year	$14.61	$14.33	$15.36	$14.99		$15.37

Market price, end of year	$12.87	$12.53	$13.54	$12.97		$14.23

Total Return[3]
Based on net asset value	9.61%	0.48%	10.11%	4.86%		18.35%

Based on market price	10.43%	(0.33)%	12.18%	(2.01)%		26.44%

Ratios to Average Net Assets
Total expenses	1.20%	1.16%	1.11%	1.15%	[4]	1.20%	[5]

Total expenses after fees waived and paid indirectly	1.20%	1.15%	1.11%	1.15%	[4]	1.20%	[5]

Total expenses after fees waived and paid indirectly and excluding interest expense	0.95%	0.97%	0.96%	1.00%	[4]	1.07%	[5]

Net investment income	6.21%	6.40%	6.48%	6.43%		6.53%

Supplemental Data
Net assets, end of year (000)	$1,579,170	$1,549,123	$1,660,442	$1,619,703		$796,836

Borrowings outstanding, end of year (000)	$638,327	$685,716	$759,752	$812,028		$373,716

Portfolio turnover rate	29%	19%	29%	43%		37%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]

Includes reorganization costs associated with the Trust’s reorganization. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.15%, 1.15% and 1.00%, respectively.

[5]

Includes reorganization costs associated with the Trust’s reorganization. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.16%, 1.16% and 1.02%, respectively.

See Notes to Financial Statements.

78	ANNUAL REPORT	OCTOBER 31, 2016

Financial Highlights	BlackRock Floating Rate Income Trust (BGT)

	Year Ended October 31,
	2016	2015[1]	2014[1]	2013[1]	2012[1]

Per Share Operating Performance
Net asset value, beginning of year	$14.18	$14.57	$14.79	$14.52	$13.97

Net investment income[2]	0.74	0.78	0.84	0.94	0.97
Net realized and unrealized gain (loss)	0.19	(0.36)	(0.22)	0.38	0.68

Net increase from investment operations	0.93	0.42	0.62	1.32	1.65

Distributions from net investment income[3]	(0.70)	(0.81)	(0.84)	(1.05)	(1.10)

Net asset value, end of year	$14.41	$14.18	$14.57	$14.79	$14.52

Market price, end of year	$13.58	$12.77	$13.18	$14.12	$15.07

Total Return[4]
Based on net asset value	7.27%	3.54%	4.60%	9.37%	12.37%

Based on market price	12.25%	3.08%	(0.89)%	0.60%	25.33%

Ratios to Average Net Assets
Total expenses	1.58%	1.55%	1.52%	1.57%	1.66%

Total expenses after fees waived and paid indirectly	1.58%	1.54%	1.52%	1.57%	1.61%

Total expenses after fees waived and paid indirectly and excluding interest expense.	1.16%	1.19%	1.18%	1.19%	1.25%	[5]

Net investment income	5.29%	5.37%	5.71%	6.39%	6.87%

Supplemental Data
Net assets, end of year (000)	$340,944	$335,444	$344,668	$349,941	$343,282

Borrowings outstanding, end of year (000)	$148,000	$104,000	$145,000	$152,000	$145,000

Asset coverage, end of year per $1,000 of bank borrowings	$3,304	$4,225	$3,377	$3,302	$3,367

Portfolio turnover rate	47%	42%	64%	72%	65%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	For the year ended October 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.14%.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2016	79

Financial Highlights	BlackRock Multi-Sector Income Trust (BIT)

	Year Ended October 31,					Period February 27, 2013[2] to October 31, 2013
	2016[1]		2015		2014

Per Share Operating Performance
Net asset value, beginning of period	$18.91		$19.87		$18.95	$19.10	[3]

Net investment income[4]	1.69		1.55		1.62	1.02
Net realized and unrealized gain (loss)	(0.05)		(1.03)		0.70	(0.35)

Net increase from investment operations	1.64		0.52		2.32	0.67

Distributions[5]:
From net investment income	(1.64)		(1.40)		(1.40)	(0.70)
From net realized gain	—		(0.08)		—	—
From return of capital	—		—		—	(0.12)

Total distributions	(1.64)		(1.48)		(1.40)	(0.82)

Net asset value, end of period	$18.91		$18.91	[6]	$19.87	$18.95

Market price, end of period	$16.76		$16.31		$17.79	$17.04

Total Return[7]
Based on net asset value	10.51%	[8]	3.87%	[6]	13.40%	4.04%	[9]

Based on market price	13.56%		0.06%		12.91%	(10.66)%	[9]

Ratios to Average Net Assets
Total expenses	2.05%	[10]	2.09%	[10]	2.04%	1.67%	[11]

Total expenses after fees waived and paid indirectly	2.05%	[10]	2.09%	[10]	2.04%	1.67%	[11]

Total expenses after fees waived and paid indirectly and excluding interest expense	1.43%	[10]	1.53%	[10]	1.52%	1.33%	[11]

Net investment income	9.24%	[10]	7.97%	[10]	8.27%	8.05%	[11]

Supplemental Data
Net assets, end of period (000)	$726,381		$726,432		$763,360	$727,908

Borrowings outstanding, end of period (000)	$427,329		$510,352		$707,294	$552,040

Portfolio turnover rate	52%		21%		29%	77%	[12]

[1]	Consolidated Financial Highlights.

[2]	Commencement of operations.

[3]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[4]	Based on average shares outstanding.

[5]	Distributions for annual periods determined in accordance with federal income tax regulations.

[6]

For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on net asset value presented herein are different than the information previously published on October 31, 2015.

[7]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[8]	Includes payment received from an affiliate, which had no impact on the Trust’s total return.

[9]	Aggregate total return.

[10]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01% for the years ended October 31, 2016 and October 31, 2015.

[11]	Annualized.

[12]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover would have been 54%.

See Notes to Financial Statements.

80	ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Credit Allocation Income Trust	BTZ	Delaware	Non-diversified
BlackRock Floating Rate Income Trust	BGT	Delaware	Non-diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Non-diversified

The Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the net asset value (“NAV”) of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

Basis of Consolidation: The accompanying consolidated financial statements of BGT include the accounts of BGT Subsidiary, LLC (the “Taxable Subsidiary”). As of December 19, 2014, the Taxable Subsidiary, which was wholly owned by the Trust, was dissolved. The Taxable Subsidiary enabled BGT to hold an investment in an operating company and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary were taxable to such subsidiary. There was no tax provision required for income or realized gains during the period.

The accompanying consolidated financial statements of BIT include the accounts of BIT Subsidiary, LLC (“BIT Subsidiary”) which is a wholly-owned taxable subsidiary of BIT. The BIT Subsidiary enables BIT to hold an investment in an operating partnership and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the BIT Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for BIT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for BIT. BIT may invest up to 25% of its total assets in the BIT Subsidiary. There were no assets in the BIT Subsidiary as of period end. The BIT Subsidiary is subject to the same investment policies and restrictions that apply to BIT.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Trust’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Trust does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Trust reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

ANNUAL REPORT	OCTOBER 31, 2016	81

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates. The character of distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Realized net capital gains can be offset by capital losses carried forward from prior years. However, certain Trusts have capital loss carryforwards from pre-2012 tax years that offset realized net capital gains but do not offset current earnings and profits. Consequently, if distributions in any tax year are less than the Trust’s current earnings and profits but greater than net investment income and net realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant. See Note 8, Income Tax Information, for the tax character of each Trust’s distributions paid during the year.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, each Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Trusts had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may be utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Trusts no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Trusts may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be

82	ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (continued)

reflected in the computation of the Trusts’ net assets. Each business day, the Trusts use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) or if options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation methodologies that are used by third party pricing services include the market approach, income approach and the cost approach, using one or a combination of but not limited to the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii) market multiples of comparable issuers.

Income approach

(i) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i) audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii) relevant news and other public sources; and

(iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

ANNUAL REPORT	OCTOBER 31, 2016	83

Notes to Financial Statements (continued)

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Trust. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodolgies may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Trust may subsequently have to reinvest the proceeds at lower interest rates. If a Trust has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”), there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

84	ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (continued)

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Trust’s initial investment in the IOs may not fully recoup.

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a Trust to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock

ANNUAL REPORT	OCTOBER 31, 2016	85

Notes to Financial Statements (continued)

does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Trust to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a Trust to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Trust’s investment policies.

When a Trust purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Trust upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Trust may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Trust may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Trust having a contractual relationship only with the lender, not with the borrower. A Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Trust may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Trust assumes the credit risk of both the borrower and the lender that is selling the Participation. A Trust’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Trust may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Trust having a direct contractual relationship with the borrower, and a Trust may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a Trust earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:

	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BGT…	Acrisure, LLC, 2016 Delayed Draw Term Loan	$13,740	$13,564	$13,740	$177
	USAGM HoldCo LLC, 2016 Incremental Delayed Draw Term Loan	$220,664	$218,457	$221,492	$3,034
BIT.…	Lone Star LSPT Future Funding, Mortgage Loan	$4,998,000	$4,833,231	$4,998,000	$164,769

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a Trust borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment

86	ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (continued)

that the security and the cash will be returned to the counterparty and a trust at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a Trust and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A Trust may also experience delays in gaining access to the collateral.

Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third party broker-dealers in which a Trust sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A Trust receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a Trust continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a Trust suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a Trust would still be required to pay the full repurchase price. Further, a Trust remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a Trust would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.

Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short- term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a Trust to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a Trust may receive a fee for use of the security by the counterparty, which may result in interest income to a Trust.

For the year ended October 31, 2016, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for the Trusts were as follows:

	Average Amount Outstanding	Daily Weighted Average Interest Rate
BTZ	$659,557,592	0.57%
BIT	$460,095,254	0.96%

Reverse repurchase transactions are entered into by a Trust under Master Repurchase Agreements (each, an “MRA”), which permit a Trust, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Trust. With reverse repurchase transactions, typically a Trust and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Trust receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by a Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Trust is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of period end, the following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BTZ
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount[2]
Barclays Capital, Inc.	$75,558,637	$(75,558,637)	—	—
BNP Paribas Securities Corp.	187,529,203	(187,529,203)	—	—
Credit Suisse Securities (USA) LLC	43,696,524	(43,696,524)	—	—
Deutsche Bank Securities, Inc.	28,644,998	(28,451,533)	—	$193,465
HSBC Securities (USA), Inc.	11,641,042	(11,641,042)	—	—
RBC Capital Markets LLC	273,730,900	(273,730,900)	—	—
UBS Ltd.	17,525,891	(17,525,891)	—	—

Total	$638,327,195	$(638,133,730)	—	$193,465

ANNUAL REPORT	OCTOBER 31, 2016	87

Notes to Financial Statements (continued)

BIT
Counterparty	Reverse Repurchase Agreements	Fair Value of Non- cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Bank PLC	$6,327,149	$(6,327,149)	—	—
Barclays Capital, Inc.	24,274,258	(24,274,258)	—	—
BNP Paribas Securities Corp.	38,266,372	(38,266,372)	—	—
Credit Suisse Securities (USA) LLC	20,617,141	(20,617,141)	—	—
Deutsche Bank Securities, Inc.	84,578,614	(84,578,614)	—	—
HSBC Securities (USA), Inc.	10,230,598	(10,230,598)	—	—
JPMorgan Securities LLC	5,829,599	(5,829,599)	—	—
Morgan Stanley & Co. LLC	4,089,695	(4,089,695)	—	—
RBC Capital Markets, LLC	131,479,068	(131,479,068)	—	—
UBS Ltd.	16,280,495	(16,280,495)	—	—
UBS Securities LLC	85,355,907	(85,355,907)	—	—

Total	$427,328,896	$(427,328,896)	—	—

[1]

Net collateral with a value of $668,927,141 for BTZ and $491,739,813 for BIT has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a Trust’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a Trust’s obligation to repurchase the securities.

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Trusts invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Trusts enter into forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

88	ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (continued)

Options: Certain Trusts purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

•

Swaptions — Certain Trusts purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Trusts’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

•

Foreign Currency options — Certain Trusts purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options — Certain Trusts may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Trusts may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options and up-and-out options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Trusts enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Trusts’ counterparty on the swap agreement becomes the CCP. The Trusts are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin

ANNUAL REPORT	OCTOBER 31, 2016	89

Notes to Financial Statements (continued)

is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Certain Trusts enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty.

•	Interest rate swaps — Certain Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of their ISDA Master Agreements. The result would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trust and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts. Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Trust generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the

90	ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (continued)

underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, they] bear the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.

For such services, BTZ and BGT each pay the Manager a monthly fee at an annual rate equal to 0.62% and 0.75%, respectively, of the Trust’s average weekly value of the Trust’s managed assets. For purposes of calculating these fees, “managed assets” means the total assets of the Trust minus the sum of its accrued liabilities (other than the aggregate indebtedness constituting financial leverage).

For such services, BIT pays the Manager a monthly fee at an annual rate equal to 0.80% of the Trust’s average daily value of the Trust’s managed assets. For purposes of calculating this fee, “managed” assets means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of its accrued liabilities (other than money borrowed for investment purposes).

The Manager provides investment management and other services to the BIT Subsidiary. The Manager does not receive separate compensation from the BIT Subsidiary for providing investment management or administrative services. However, the Trust pays the Manager based on the Trust’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the BIT Subsidiary.

With respect to BIT, the Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”) an affiliate of the Manager. The Manager pays BRS, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by BIT to the Manager.

Waivers: With respect to the Trusts, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. For the year ended October 31, 2016, the amounts waived were as follows:

BTZ	BGT	BIT
$10,828	$379	$17,578

Effective September 1, 2016, the Manager voluntarily agreed to waive its advisory fee with respect to any portion of Trust assets invested in affiliated equity or fixed income mutual funds or affiliated exchange-traded funds. Prior to September 1, 2016, the Manager did not waive such fees. On December 2, 2016, the manager entered into a Master Advisory Fee Waiver Agreement (Agreement), contractually committing to this arrangement through June 30, 2017. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ independent directors. For the year ended October 31, 2016, BGT waived $1,828 in advisory fees pursuant to these arrangements.

Officers and Trustees: Certain officers and/or trustees of the Trusts are officers and/or trustees of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions: During the year ended October 31, 2016, BIT received reimbursements of $23,247 from an affiliate, which is shown as other income-affiliated in the Statements of Operations, relating to trade processing errors.

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated Trust in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain
BIT	$2,280,113	$141,732	$9,591

ANNUAL REPORT	OCTOBER 31, 2016	91

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the year ended October 31, 2016, purchases and sales of investments, including paydowns and excluding short-term securities, were as follows:

Purchases	BTZ	BGT	BIT
Non-U.S. Government Securities	$355,035,314	$281,138,249	$543,009,853
U.S. Government Securities	268,621,502	—	49,101,442

Total Purchases	$623,656,816	$281,138,249	$592,111,295

Sales	BTZ	BGT	BIT
Non-U.S. Government Securities	$542,458,519	$220,506,088	$617,376,051
U.S. Government Securities	121,150,357	—	46,740,726

Total Sales	$663,608,876	$220,506,088	$664,116,777

8. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on BTZ’s and BGT’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2016. The statute of limitations on BIT’s U.S. federal tax returns remains open for the period ended October 31, 2013 and the three years ended October 31, 2016. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of October 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, the accounting for swap agreements, the classification of investments, income recognized from pass-through entities, amortization methods on fixed income securities and the expiration of capital loss carryforwards were reclassified to the following accounts:

	BTZ	BGT	BIT
Paid-in capital	$(121,634,597)	$(14,130,109)	—
Undistributed net investment income	$(1,624,998)	$1,280,269	$763,451
Accumulated net realized loss	$123,259,595	$12,849,840	$(763,451)

The tax character of distributions paid was as follows:

		BTZ	BGT	BIT
Ordinary income	10/31/16	$93,623,404	$16,554,797	$62,868,881
	10/31/15	97,419,415	19,181,416	55,119,342
Long-term capital gains	10/31/16	—	—	—
	10/31/15	—	—	1,913,717
Tax return of capital	10/31/16	6,304,109	—	—
	10/31/15	6,993,757	—	—

Total	10/31/16	$99,927,513	$16,554,797	$62,868,881

	10/31/15	$104,413,172	$19,181,416	$57,033,059

As of period end, the tax components of accumulated net losses were as follows:

	BTZ	BGT	BIT
Undistributed ordinary income	—	$2,695,184	$18,368,132
Capital loss carryforwards.	$(241,615,663)	(74,727,865)	(35,191,922)
Net unrealized gains (losses)[1]	120,480,733	(263,278)	15,423,380

Total	$(121,134,930)	$(72,295,959)	$(1,400,410)

[1]

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency exchange contracts, amortization methods for premiums and discounts on fixed income securities, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to Directors, and the classification of investments.

92	ANNUAL REPORT	OCTOBER 31, 2016

Notes to Financial Statements (continued)

As of October 31, 2016, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	BTZ	BGT	BIT
No expiration date[1]	$41,385,234	$12,406,397	$35,191,922
2017	158,120,431	45,385,443	—
2018	31,756,723	16,526,601	—
2019	10,353,275	409,424	—

Total	$241,615,663	$74,727,865	$35,191,922

[1]	Must be utilized prior to losses subject to expiration.

As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BTZ	BGT	BIT
Tax cost	$2,078,464,402	$515,435,923	$1,129,781,763

Gross unrealized appreciation	$147,908,943	$4,942,172	$37,082,094
Gross unrealized depreciation	(27,645,533)	(4,993,525)	(21,070,766)

Net unrealized appreciation (depreciation)	$120,263,410	$(51,353)	$16,011,328

9. Bank Borrowings:

BGT is party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to BGT. As of period end, BGT has not received any notice to terminate. BGT has granted a security interest in substantially all of its assets to SSB.

The SSB Agreement allows for a maximum commitment amount of $168,000,000. Prior to August 31, 2016, the maximum commitment amount for BGT was $172,000,000.

Advances will be made by SSB to BGT, at BGT’s option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, BGT pays a commitment fee (based on the daily unused portion of the commitments). The commitment fees are waived if BGT meets certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs, if any. Advances to BGT as of period end are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the year ended October 31, 2016, the average amount of bank borrowings and the daily weighted average interest rates for BGT with loans under the revolving credit agreements were $117,885,246 and 1.19%, respectively.

10. Principal Risks:

In the normal course of business, certain Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Trusts may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that they believe the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Trust’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Trust may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. Changes to sig-

ANNUAL REPORT	OCTOBER 31, 2016	93

Notes to Financial Statements (concluded)

nificant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Trust.

For OTC options purchased, each Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by such Trust should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent the Trusts deposit collateral with its counterparty to a written option.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: Certain Trusts may invest in securities that are rated below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

Certain Trusts invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Trusts invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11. Capital Share Transactions:

The Trusts are each authorized to issue an unlimited number of $0.001 par value shares, which may be issued as either Common Shares or Preferred Shares.

Common Shares

For the years ended October 31, 2016 and October 31, 2015, shares issued and outstanding remained constant for each Trust.

On October 26, 2016, the Board approved an open market share repurchase program that allows each Trust to purchase up to 5% of its outstanding common shares from time to time in open market transactions through November 30, 2017, subject to certain conditions. There is no assurance that the Trusts will purchase shares in any particular amounts.

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share
	Paid[1]	Declared[2]	Declared[3]	Declared[4]
BTZ	$0.0705	$0.0705	$0.0705	—
BGT	$0.0583	$0.0583	$0.0583	$0.0670
BIT	$0.1167	$0.1167	$0.1167	$0.3700

[1]	Net investment income dividend paid on November 30, 2016 to shareholders of record on November 15, 2016.

[2]	Net investment income dividend declared on December 1, 2016, payable to shareholders of record on December 12, 2016.

[3]	Net investment income dividend declared on December 19, 2016, payable to shareholders of record on December 30, 2016.

[4]	Special dividends declared on December 19, 2016, payable to shareholders of record on December 30, 2016.

94	ANNUAL REPORT	OCTOBER 31, 2016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of BlackRock Credit Allocation Income Trust, BlackRock Floating Rate Income Trust and BlackRock Multi-Sector Income Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Credit Allocation Income Trust as of October 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Floating Rate Income Trust as of October 31, 2016, and the related statements of operations, cash flows, changes in net assets, and the financial highlights for the year then ended, the consolidated statement of changes in net assets for the year ended October 31, 2015, and the consolidated financial highlights for each of the four years in the period ended October 31, 2015. We have also audited the accompanying consolidated statement of assets and liabilities of BlackRock Multi-Sector Income Trust (collectively with the aforementioned trusts above, the “Trusts”), including the consolidated schedule of investments, as of October 31, 2016, and the related consolidated statements of operations, cash flows, changes in net assets, and the financial highlights for the year then ended, the statement of changes in net assets for the year ended October 31, 2015, and the financial highlights for each of the two years in the period ended October 31, 2015 and the period February 27, 2013 (commencement of operations) to October 31, 2013. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodians, brokers and agent banks; where replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of October 31, 2016, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

December 22, 2016

ANNUAL REPORT	OCTOBER 31, 2016	95

Important Tax Information (Unaudited)

During the fiscal year ended October 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Trusts:

	Payable Dates	BTZ	BGT	BIT
Qualified Dividend Income for Individuals[1]	November 2015	10.42%	—	9.23%
	December 2015	10.42%	—	11.82%
	January 2016	10.42%	—	20.73%
	February 2016 - October 2016	10.95%	—	3.88%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	November 2015	8.07%	—	5.79%
	December 2015	8.07%	—	8.25%
	January 2016	8.07%	—	16.70%
	February 2016 - October 2016	10.11%	—	3.88%
Interest-Related Dividends and Qualified Short-Term Gains for Non-U.S. Residents[2]	November 2015 -January 2016	72.45%	82.72%	52.27%
	February 2016 - October 2016	68.13%	81.00%	56.10%

[1]	The Trusts hereby designate the percentage indicated or the maximum amount allowable by law.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

96	ANNUAL REPORT	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement

The Board of Trustees (each, a “Board,” collectively, the “Boards,” and the members of which are referred to as “Board Members”) of BlackRock Credit Allocation Income Trust (“BTZ”), BlackRock Floating Rate Income Trust (“BGT”) and BlackRock Multi-Sector Income Trust (“BIT,” and together with BGT and BTZ, each a “Trust,” and, collectively, the “Trusts”) met in person on April 28, 2016 (the “April Meeting”) and June 9-10, 2016 (the “June Meeting”) to consider the approval of each Trust’s investment advisory agreement (each, an “Advisory Agreement,” and, collectively, the “Advisory Agreements”) with BlackRock Advisors, LLC (the “Manager”), each Trust’s investment advisor. The Board of BIT also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock (Singapore) Limited (the “Sub-Advisor”), with respect to BIT. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreement are referred to herein as the “Agreements.”

Activities and Composition of the Board

On the date of the June Meeting, the Board of each Trust consisted of eleven individuals, nine of whom were not “interested persons” of such Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trusts and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of each Board is an Independent Board Member. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee, and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, each Board is required to consider the continuation of its Advisory Agreement, and with respect to BIT, its Sub-Advisory Agreement, on an annual basis. The Boards have four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Boards assessed, among other things, the nature, extent and quality of the services provided to the Trusts by BlackRock, BlackRock’s personnel and affiliates, including, as applicable; investment management, administrative, and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Boards, acting directly and through their respective committees, consider at each of their meetings, and from time to time as appropriate, factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Trusts and their shareholders. BlackRock also furnished additional information to the Boards in response to specific questions from the Boards. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Boards considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to their peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, paid to BlackRock and its affiliates by the Trusts for services; (c) Trust operating expenses and how BlackRock allocates expenses to the Trusts; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Trusts’ investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trusts’ compliance with their compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Boards; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trusts’ valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Trusts; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board of each of BTZ and BGT considered BlackRock’s efforts during the past several years with regard to the redemption of outstanding auction rate preferred securities (“AMPS”). As of the date of this report, each of BTZ and BGT has redeemed all of its outstanding AMPS.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Trust fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Trust as compared with a peer group of funds as determined by Broadridge,1 and a customized peer group selected by BlackRock (“Customized Peer Group”); (b) information on the profits realized by BlackRock and its affiliates pursuant to the

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

ANNUAL REPORT	OCTOBER 31, 2016	97

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, and open-end funds, under similar investment mandates, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; and (f) a summary of aggregate amounts paid by each Trust to BlackRock.

At the April Meeting, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Boards’ year-long deliberative process, the Boards presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the June Meeting.

At the June Meeting, each Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and its Trust for a one-year term ending June 30, 2017. The Board of BIT, including the Independent Board Members, also unanimously approved the continuation of the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to BIT, each, for a one-year term ending June 30, 2017. In approving the continuation of the Agreements, the Boards considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Trusts; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Trusts; (d) the Trusts’ costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Trusts; and (g) other factors deemed relevant by the Board Members.

The Boards also considered other matters they deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, services related to the valuation and pricing of Trust portfolio holdings, and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Trusts. Throughout the year, the Boards compared the Trusts’ performance to the performance of a comparable group of closed-end funds, relevant benchmark, and performance metrics, as applicable. The Boards met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by its Trust’s portfolio management team discussing the Trust’s performance and the Trust’s investment objective(s), strategies and outlook.

The Boards considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and their Trusts’ portfolio management teams; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards engaged in a review of BlackRock’s compensation structure with respect to the Trusts’ portfolio management teams and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Boards considered the quality of the administrative and other non-investment advisory services provided to the Trusts. BlackRock and its affiliates provide the Trusts with certain administrative, shareholder, and other services (in addition to any such services provided to the Trusts by third parties) and officers and other personnel as are necessary for the operations of the Trusts. In particular, BlackRock and its affiliates provide the Trusts with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Trusts; (iii) oversight of daily accounting and pricing; (iv) preparing periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of other service providers; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Boards in their consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing other administrative functions necessary for the operation of the Trusts, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Trusts and BlackRock: Each Board, including the Independent Board Members, also reviewed and considered the performance history of its Trust. In preparation for the April Meeting, the Boards were provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Trusts’ performance. The Boards also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, each Board received and reviewed information regarding the investment performance, based on net asset value (NAV), of its Trust as compared to other funds in its applicable Broadridge category and the Customized Peer Group selected by BlackRock. The Boards were provided with a description of the methodology used by Broadridge to select peer funds and periodically met with Broadridge representatives to

98	ANNUAL REPORT	OCTOBER 31, 2016

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (continued)

review its methodology. The Boards were provided with information on the composition of the Broadridge performance universes and expense universes. Each Board and its Performance Oversight Committee regularly review, and meet with Trust management to discuss, the performance of its Trust throughout the year.

In evaluating performance, the Boards recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Boards recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board of BTZ noted that for the one-, three- and five-year periods reported, BTZ ranked in the third, first and first quartiles, respectively, against its Customized Peer Group. BlackRock believes that the Customized Peer Group is an appropriate performance metric for BTZ. The Board of BTZ and BlackRock reviewed and discussed the reasons for BTZ’s underperformance during the one-year period.

The Board of BGT noted that for each of the one-, three- and five-year periods reported, BGT ranked in the first quartile, against its Customized Peer Group. BlackRock believes that the Customized Peer Group is an appropriate performance metric for BGT.

The Board of BIT noted that for each of the one-year and since-inception periods reported, BIT ranked in the first quartile, against its Customized Peer Group. BlackRock believes that the Customized Peer Group is an appropriate performance metric for BIT.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Trusts: Each Board, including the Independent Board Members, reviewed its Trust’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared its Trust’s total expense ratio, as well as its actual management fee rate as a percentage of total assets, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Boards considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Boards received and reviewed statements relating to BlackRock’s financial condition. The Boards reviewed BlackRock’s profitability methodology and were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Trusts. The Boards reviewed BlackRock’s profitability with respect to the Trusts and other funds the Boards currently oversee for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Boards reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at an individual fund level is difficult.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Boards reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Boards considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Boards considered the cost of the services provided to the Trusts by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management of the Trusts and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs of managing the Trusts, to the Trusts. The Boards may receive and review information from independent third parties as part of their annual evaluation. The Boards considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards. The Boards further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Trusts in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board of BTZ noted that BTZ’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Expense Peers. The Board of BTZ also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that are generally similar to BTZ. The Board of BTZ noted that BTZ’s actual management fee and total expense ratio each were below median, relative to the supplemental peer group.

The Board of BGT noted that BGT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Expense Peers.

ANNUAL REPORT	OCTOBER 31, 2016	99

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreement (concluded)

The Board of BIT noted that BIT’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Expense Peers. The Board of BIT also noted, however, that given the comparability limitations of the Expense Peers, BlackRock provided the Board a supplemental peer group consisting of funds that are generally similar to BIT. The Board of BIT noted that BIT’s actual management fee and total expense ratio ranked in the second and third quartiles, respectively, relative to the supplemental peer group.

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of its Trust increase. Each Board also considered the extent to which its Trust benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Trust to more fully participate in these economies of scale. Each Board considered its Trust’s asset levels and whether the current fee was appropriate.

Based on the Boards’ review and consideration of the issue, the Boards concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. They are typically priced at scale at a fund’s inception.

E. Other Factors Deemed Relevant by the Board Members: The Boards, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Trusts, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Trusts, including for administrative, securities lending and cash management services. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Boards also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Boards further noted that they had considered the investment by BlackRock’s funds in affiliated exchange traded funds (i.e., ETFs) without any offset against the management fees payable by the funds to BlackRock.

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock, which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the closed-end fund marketplace, and that shareholders are able to sell their Trust shares in the secondary market if they believe that the Trust’s fees and expenses are too high or if they are dissatisfied with the performance of the Trust.

The Boards also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included the redemption of AMPS for the BlackRock closed-end funds with AMPS outstanding; developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: continuing communications concerning the redemption efforts related to AMPS; sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.

Conclusion

Each Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and its Trust for a one-year term ending June 30, 2017, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to BIT, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, each Board, including the Independent Board Members, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interest of its Trust and its shareholders. In arriving at its decision to approve the Advisory Agreement for its Trust, each Board did not identify any single factor or group of factors as, all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Trusts reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

100	ANNUAL REPORT	OCTOBER 31, 2016

Automatic Dividend Reinvestment Plan

Pursuant to each Trust’s Dividend Reinvestment Plan (the “Reinvestment Plan”), Common Shareholders are automatically enrolled to have all distributions of dividends and capital gains and other distributions reinvested by Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) in the respective Trust’s Common Shares pursuant to the Reinvestment Plan. Shareholders who do not participate in the Reinvestment Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street name or other nominee name, then to the nominee) by the Reinvestment Plan Agent, which serves as agent for the shareholders in administering the Reinvestment Plan.

After the Trusts declare a dividend or determine to make a capital gain or other distribution, the Reinvestment Plan Agent will acquire shares for the participants’ accounts, depending upon the following circumstances, either (i) through receipt of unissued but authorized shares from the Trusts (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market or on the Trust’s primary exchange (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market premium”), the Reinvestment Plan Agent will invest the dividend amount in newly issued shares acquired on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the dividend payment date, the dollar amount of the dividend will be divided by 95% of the market price on the dividend payment date. If, on the dividend payment date, the NAV is greater than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market discount”), the Reinvestment Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. If the Reinvestment Plan Agent is unable to invest the full dividend amount in open-market purchases, or if the market discount shifts to a market premium during the purchase period, the Reinvestment Plan Agent will invest any un-invested portion in newly issued shares. Investments in newly issued shares made in this manner would be made pursuant to the same process described above and the date of issue for such newly issued shares will substitute for the dividend payment date.

You may elect not to participate in the Reinvestment Plan and to receive all dividends in cash by contacting the Reinvestment Plan Agent, at the address set forth below.

Participation in the Reinvestment Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Reinvestment Plan Agent prior to the dividend record date. Additionally, the Reinvestment Plan Agent seeks to process notices received after the record date but prior to the payable date and such notices often will become effective by the payable date. Where late notices are not processed by the applicable payable date, such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

The Reinvestment Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Reinvestment Plan Agent’s open market purchases in connection with the reinvestment of all distributions. The automatic reinvestment of all distributions will not relieve participants of any federal, state or local income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Reinvestment Plan. There is no direct service charge to participants in the Reinvestment Plan; however, each Trust reserves the right to amend the Reinvestment Plan to include a service charge payable by the participants. Participants that request a sale of shares are subject to a $2.50 sales fee and a $0.15 per share fee. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay. All correspondence concerning the Reinvestment Plan should be directed to Computershare Trust Company, N.A. through the internet at http://www.computershare.com/blackrock, or in writing to Computershare, P.O. Box 30170, College Station TX 77842-3170, Telephone: (800) 699-1236. Overnight correspondence should be directed to the Reinvestment Plan Agent at Computershare, 211 Quality Circle, Suite 210, College Station, TX 77845.

ANNUAL REPORT	OCTOBER 31, 2016	101

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trusts	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen[4]	Public Company and Other Investment Company Directorships During Past Five Years
Independent Trustees[2]
Richard E. Cavanagh 1946	Chair of the Board and Trustee	Since 2007	Director, The Guardian Life Insurance Company of America since 1998; Director, Arch Chemical (chemical and allied products) from 1999 to 2011; Trustee, Educational Testing Service from 1997 to 2009 and Chairman thereof from 2005 to 2009; Senior Advisor, The Fremont Group since 2008 and Director thereof since 1996; Faculty Member/Adjunct Lecturer, Harvard University since 2007; President and Chief Executive Officer, The Conference Board, Inc. (global business research organization) from 1995 to 2007.	74 RICs consisting of 74 Portfolios	None
Karen P. Robards 1950	Vice Chair of the Board and Trustee	Since 2007	Principal of Robards & Company, LLC (consulting and private investing) since 1987; Co-founder and Director of the Cooke Center for Learning and Development (a not-for-profit organization) since 1987; Investment Banker at Morgan Stanley from 1976 to 1987.	74 RICs consisting of 74 Portfolios	AtriCure, Inc. (medical devices); Greenhill & Co., Inc.
Michael J. Castellano 1946	Trustee	Since 2011	Chief Financial Officer of Lazard Group LLC from 2001 to 2011; Chief Financial Officer of Lazard Ltd from 2004 to 2011; Director, Support Our Aging Religious (non-profit) from 2009 to June 2015; Director, National Advisory Board of Church Management at Villanova University since 2010; Trustee, Domestic Church Media Foundation since 2012; Director, CircleBlack Inc. (financial technology company) since 2015.	74 RICs consisting of 74 Portfolios	None
Cynthia L. Egan 1955	Trustee	Since 2016	Advisor, U.S. Department of the Treasury from 2014 to 2015; a President at T. Rowe Price Group, Inc. from 2007 to 2012.	74 RICs consisting of 74 Portfolios	Unum (insurance); The Hanover Insurance Group (insurance); Envestnet (investment platform) from 2013 until 2016
Frank J. Fabozzi 1948	Trustee	Since 2007	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	74 RICs consisting of 74 Portfolios	None
Jerrold B. Harris 1942	Trustee	Since 2007	Trustee, Ursinus College from 2000 to 2012; Director, Ducks Unlimited — Canada (conservation) since 2015; Director, Waterfowl Chesapeake (conservation) since 2014; Director, Ducks Unlimited, Inc. since 2013; Director, Troemner LLC (scientific equipment) since 2000; Director of Delta Waterfowl Foundation from 2010 to 2012; President and Chief Executive Officer, VWR Scientific Products Corporation from 1990 to 1999.	74 RICs consisting of 74 Portfolios	BlackRock Capital Investment Corp. (business development company)
R. Glenn Hubbard 1958	Trustee	Since 2007	Dean, Columbia Business School since 2004; Faculty member, Columbia Business School since 1988.	74 RICs consisting of 74 Portfolios	ADP (data and information services); Metropolitan Life Insurance Company (insurance)
W. Carl Kester 1951	Trustee	Since 2007	George Fisher Baker Jr. Professor of Business Administration, Harvard Business School since 2008, Deputy Dean for Academic Affairs from 2006 to 2010, Chairman of the Finance Unit, from 2005 to 2006, Senior Associate Dean and Chairman of the MBA Program from 1999 to 2005; Member of the faculty of Harvard Business School since 1981.	74 RICs consisting of 74 Portfolios	None
Catherine A. Lynch 1961	Trustee	Since 2016	Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury Management, The George Washington University from 1999 to 2003; Assistant Treasurer, Episcopal Church of America from 1995 to 1999.	74 RICs consisting of 74 Portfolios	None

102	ANNUAL REPORT	OCTOBER 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trusts	Length of Time Served³	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen[4]	Public Company and Other Investment Company Directorships During Past Five Years
Interested Trustees[5]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 217 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2014 (Trustee); Since 2011 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 315 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Each Independent Trustee will serve until his or her successor is elected and qualifies, or until his or her earlier death, resignation, retirement or removal, or until December 31 of the year in which he or she turns 75. The maximum age limitation may be waived as to any Trustee by action of a majority of the Trustees upon finding of good cause therefor.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, each Trustee first became a member of the boards of other legacy MLIM or legacy BlackRock funds as follows: Richard E. Cavanagh, 1994; Frank J. Fabozzi, 1988; Jerrold B. Harris, 1999; R. Glenn Hubbard, 2004; W. Carl Kester, 1995; and Karen P. Robards, 1998.

[4]    For purposes of this chart, “RICs” refers to investment companies registered under the 1940 Act and “Portfolios” refers to the investment programs of the BlackRock-advised funds. The Closed-End Complex is comprised of 74 RICs. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Equity-Liquidity Complex, and Ms. Novick is also a board member of the BlackRock Equity-Liquidity Complex.

[5]    Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Trusts based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Equity-Liquidity Complex, and Ms. Novick is also a board member of the BlackRock Equity-Liquidity Complex. Interested Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The maximum age limitation may be waived as to any Trustee by action of a majority of the Trustees upon a finding of good cause therefor.

ANNUAL REPORT	OCTOBER 31, 2016	103

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trusts	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]		Time Served
Jonathan Diorio 1980	Vice President	Since 2015	Managing Director of BlackRock, Inc. since 2015; Director of BlackRock, Inc. from 2011 to 2015; Director of Deutsche Asset & Wealth Management from 2009 to 2011.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Janey Ahn 1975	Secretary	Since 2012	Director of BlackRock, Inc. since 2009; Assistant Secretary of the funds in the Closed-End Complex from 2008 to 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trusts serve at the pleasure of the Board.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

Sub-Adviser BlackRock (Singapore) Limited[1] 079912 Singapore	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

[1]	For BIT.

104	ANNUAL REPORT	OCTOBER 31, 2016

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on July 26, 2016 for shareholders of record on May 31, 2016, to elect trustee nominees for each Trust. There were no broker non-votes with regard to any of the Trusts.

Approved the Trustees as follows:

	Catherine A. Lynch[1]			Richard E. Cavanagh[2]			Cynthia L. Egan[2]
	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain
BIT	31,868,833	900,570	0	31,879,157	890,246	0	31,872,710	896,693	0
BTZ	92,677,221	3,713,375	0	92,327,393	4,063,203	0	92,682,496	3,708,100	0
BGT	20,564,082	480,957	0	20,592,752	452,287	0	20,577,073	467,965	0
	Jerrold B. Harris[2]			Barbara G. Novick[2]
	Votes For	Votes Withheld	Abstain	Votes For	Votes Withheld	Abstain
BIT	31,878,156	891,247	0	31,894,577	874,826	0
BTZ	92,351,361	4,039,235	0	92,669,415	3,721,181	0
BGT	20,596,132	448,907	0	20,585,455	459,583	0

For the Trusts listed above, Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Michael J. Castellano, Frank J. Fabozzi, R. Glenn Hubbard, W. Carl Kester, John M. Perlowski, and Karen P. Robards.

[1]	Class II.
[2]	Class III.

Trust Certification

Each Trust is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of their chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

ANNUAL REPORT	OCTOBER 31, 2016	105

Additional Information (continued)

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

In accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Trusts from time to time may purchase shares of its common shares in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

106	ANNUAL REPORT	OCTOBER 31, 2016

Additional Information (concluded)

Section 19(a) Notice

These amounts and sources of distributions reported are estimates and are being provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the remainder of the fiscal year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

October 31, 2016

	Total Fiscal Year-to-Date Cumulative Distributions by Character					Percentage of Fiscal Year-to-Date Cumulative Distributions by Character
	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share
BGT	$0.699600	—	—	—	$0.699600	—	—	—	—	—
BTZ	$0.881936	—	—	$0.042564	$0.924500	—	—	—	—	—
BIT	$1.636289	—	—	—	$1.636289	—	—	—	—	—
The Trusts estimate that they have distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trusts are returned to the shareholder. A return of capital does not necessarily reflect the Trusts’ investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Trusts’ net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at http://www.blackrock.com.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	OCTOBER 31, 2016	107

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CE-CAFRI-3-10/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-882-0052, option 4.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Michael Castellano

Frank J. Fabozzi

Catherine A. Lynch

W. Carl Kester

Karen P. Robards

The registrant’s board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is a member of the audit committee of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Credit Allocation Income Trust	$48,188	$48,188	$0	$0	$22,032	$22,032	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g.,

unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Credit Allocation Income Trust	$22,032	$22,032

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants

(a)	The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Michael Castellano

Frank J. Fabozzi

Catherine A. Lynch

W. Carl Kester

Karen P. Robards

(b)	Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund’s portfolio securities to the Investment Adviser pursuant to the Investment Adviser’s proxy voting guidelines. Under these guidelines, the Investment Adviser will vote proxies related to Fund securities in the best interests of the Fund and its stockholders. From time to time, a vote may present a conflict between the interests of the Fund’s stockholders, on the one hand, and those of the Investment Adviser, or any affiliated person of the Fund or the Investment Adviser, on the other. In such event, provided that the Investment Adviser’s Equity Investment Policy Oversight Committee, or a sub-committee thereof (the “Oversight Committee”) is aware of the real or potential conflict or material non-routine matter and if the Oversight Committee does not reasonably believe it is able to follow its general voting guidelines (or if the particular proxy matter is not addressed in the guidelines) and vote impartially, the Oversight Committee may retain an independent fiduciary to advise the Oversight Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients. If the Investment Adviser determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Oversight Committee shall determine how to vote the proxy after consulting with the Investment Adviser’s Portfolio Management Group and/or the Investment Adviser’s Legal and Compliance Department and concluding that the vote cast is in its client’s best interest notwithstanding the conflict. A copy of the Fund’s Proxy Voting Policy and Procedures are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, (i) at www.blackrock.com and (ii) on the SEC’s website at http://www.sec.gov.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – as of October 31, 2016.

(a)(1)	The Fund is managed by a team of investment professionals comprised of Jeff Cucunato, Managing Director at BlackRock, Mitchell S. Garfin, Managing Director at BlackRock and Stephan Bassas, Director at BlackRock. Messrs. Cucunato, Bassas and Garfin are the Fund’s portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Cucunato, Bassas and Garfin have been members of the Fund’s portfolio management team since 2011.

Portfolio Manager	Biography
Jeffrey Cucunato	Managing Director of BlackRock since 2005.
Mitchell S. Garfin	Managing Director of BlackRock since 2009; Director of BlackRock from 2005 to 2008.
Stephan Bassas	Director of BlackRock since 2006.

(a)(2) As of October 31, 2016:

	(ii) Number of Other Accounts Managed and Assets by Account Type			(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jeffrey Cucunato	6	16	74	0	0	4
	$1.79 Billion	$10.47 Billion	$39.21 Billion	$0	$0	$1.56 Billion
Mitchell Garfin	13	12	24	0	0	4
	$26.27 Billion	$8.71 Billion	$10.53 Billion	$0	$0	$822.9 Million
Stephan Bassas	2	13	72	0	0	1
	$446.4 Million	$10.17 Billion	$43.29 Billion	$0	$0	$493.8 Million

(iv)	Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, Inc., its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, Inc., or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock, Inc.’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock, Inc. or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Bassas, Cucunato and Garfin may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Bassas, Cucunato and Garfin may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock, Inc. has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

(a)(3) As of October 31, 2016:

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of October 31, 2016.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmark
Jeffrey Cucunato Stephen Bassas	Barclays US Credit Index
Mitchell Garfin	A combination of market-based indices (e.g., The Barclays U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have unvested long-term incentive awards.

Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock, Inc. employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($265,000 for 2016). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock, Inc. contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities – As of October 31, 2016.

Portfolio Manager	Dollar Range of Equity Securities of the Fund Beneficially Owned
Jeffrey Cucunato	$100,001 - $500,000
Mitchell Garfin	None
Stephan Bassas	$10,001 - $50,000

(b) Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: January 4, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: January 4, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: January 4, 2017